THE HARTFORD MUTUAL FUNDS

                                          CLASS A, CLASS B AND CLASS C SHARES

                                          PROSPECTUS
                                          MARCH 1, 2004
                                          (AS SUPPLEMENTED MARCH 15, 2004)

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND          THE HARTFORD GLOBAL/INTERNATIONAL
EXCHANGE COMMISSION HAS NOT APPROVED OR               FUNDS
DISAPPROVED THESE SECURITIES OR PASSED UPON THE
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION       THE HARTFORD GLOBAL COMMUNICATIONS FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.                THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
                                                      THE HARTFORD GLOBAL HEALTH FUND
                                                      THE HARTFORD GLOBAL LEADERS FUND
                                                      THE HARTFORD GLOBAL TECHNOLOGY FUND
                                                      THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
                                                      THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
                                                      THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

                             THE HARTFORD MUTUAL FUNDS
                             P.O. BOX 64387
                             ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                             Introduction                                                           2

A summary of each fund's                 The Hartford Global Communications Fund                                3
goals, principal strategies,             The Hartford Global Financial Services Fund                            8
main risks, performance                  The Hartford Global Health Fund                                       13
and expenses                             The Hartford Global Leaders Fund                                      18
                                         The Hartford Global Technology Fund                                   23
                                         The Hartford International Capital Appreciation Fund                  28
                                         The Hartford International Opportunities Fund                         33
                                         The Hartford International Small Company Fund                         37

Description of other                     Investment strategies and investment matters                          42
investment strategies and
investment risks

Investment manager and                   Management of the funds                                               46
management fee information

Information on your                      About your account                                                    48
account                                  Choosing a share class                                                48
                                         How sales charges are calculated                                      48
                                         Sales charge reductions and waivers                                   50
                                         Opening an account                                                    52
                                         Buying shares                                                         53
                                         Selling shares                                                        55
                                         Transaction policies                                                  58
                                         Dividends and account policies                                        60
                                         Additional investor services                                          61

Further information on the               Financial highlights                                                  63
funds                                    Privacy policy                                                        87
                                         For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, B and C shares of the funds.

Each fund, except the Global Communications Fund, Global Financial Services Fund, Global Health Fund and Global Technology Fund, is a diversified fund. The Global Communications Fund, Global Financial Services Fund, Global Health Fund and Global Technology Fund are non-diversified funds. The non-diversified funds are sometimes known as "sector funds."

The funds are series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser, Wellington Management Company, LLP ("Wellington Management"). Information regarding HIFSCO and Wellington Management is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Communications Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications-related companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in communications-related companies, including companies that: manufacture and distribute communications equipment; companies that provide traditional local and long-distance telephone service and equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies developing new communications technologies. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country. The fund may invest up to 50% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. Wellington Management uses its in-depth knowledge of the communications sector to select companies with the following attributes:

  - The current market price of its stock is at the low end of its historical relative valuation range

  - A positive change in operating results is anticipated but not yet reflected in the price of its stock

  -  Unrecognized or undervalued assets

  - Management that demonstrates that it can convert the above factors into shareholder value

The fund will consider selling a security when:

  -  Its target price is achieved

  - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

  - Equity securities of other comparable issuers in an industry are available at more attractive prices

The fund will be relatively focused both with regard to position size and the industries comprising the communications sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the communications sector, including telecommunication services and media. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic

THE HARTFORD MUTUAL FUNDS                                                      3

                                         THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

factors affecting the communications sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, issuers in this industry may often have close affiliations (e.g., tracking stocks, joint ventures, crossholdings). Therefore, single issuer limits may not insulate against specific company risk.

Fierce competition in many industries of the communications sector may cause companies to significantly reduce the prices of their products, which can reduce the companies' profitability. Should this occur throughout the sector, the value of the fund's investment portfolio could decline substantially. In addition, companies in this sector can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies' profitability and the market value of their securities. Finally, companies in this sector, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund's returns may be more volatile than those of a fund that is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 4                                                     THE HARTFORD MUTUAL FUNDS

                                         THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 60%
  45
  30
  15
                                                            54.81%
   0
 -15
                    -36.53%             -30.99%
 -30
 -45
                     2001                2002                2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 29.42% (4th quarter, 2002) and the lowest quarterly return was -22.78% (2nd quarter, 2002).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                      5

                                         THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                     LIFE OF FUND
                                          1 YEAR   (SINCE 10/31/00)
   Class A Return Before Taxes            46.28%       -19.54%
   Class A Return After Taxes on
   Distributions                          46.30%       -19.57%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares  30.09%       -15.96%
   Class B Return Before Taxes            48.85%       -19.42%
   Class C Return Before Taxes            51.31%       -18.90%
   S&P 500 Index (reflects no deduction
   for fees, expenses or taxes)           28.67%        -6.15%
   MSCI AC (All Country) World Free-
   Telecommunication Services Index
   (reflects no deduction for fees,
   expenses or taxes)                     27.44%       -15.55%

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI AC (All Country) World Free Telecommunication Services Index is a free float-adjusted market capitalization index of developed and emerging market countries that is designed to measure international equity market performance. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

 6                                                     THE HARTFORD MUTUAL FUNDS

                                         THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses                               0.65%      0.68%      0.55%
   Total annual operating expenses(3)           1.95%(2)   2.68%      2.55%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  737     $  771     $  456
   Year 3                                      $1,129     $1,132     $  886
   Year 5                                      $1,544     $1,620     $1,442
   Year 10                                     $2,700     $3,012     $2,956

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  737     $  271     $  356
   Year 3                                      $1,129     $  832     $  886
   Year 5                                      $1,544     $1,420     $1,442
   Year 10                                     $2,700     $3,012     $2,956

THE HARTFORD MUTUAL FUNDS                                                      7

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Financial Services Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services-related companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in financial services-related companies, including banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with favorable risk/reward profiles.

A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

  -  Management focuses on rewarding shareholders

  -  Market expectations of future earnings are too low

  - Market value does not reflect the fact that earnings are understated due to conservative accounting

  - Market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist

  - It is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality

  - Its strength in a distinct product or geographic area makes it attractive to potential acquirers

The fund will consider selling a security when:

  -  Its issuer's management no longer appears to promote shareholder value

  -  Market expectations of future earnings are too high

  - It can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality

  -  Market value exceeds the true value of the issuer's component businesses

  - Market value does not reflect the fact that earnings are overstated due to aggressive accounting

  - Market value does not reflect the risk of potential problems in an important business component

  - Equity securities of other comparable issuers in an industry are available at more attractive prices

The fund will be relatively focused both with regard to position size and the industries comprising the financial services sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

 8                                                     THE HARTFORD MUTUAL FUNDS

                                     THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the financial services sector, including banks, diversified financials, and insurance. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors affecting the financial services sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Each industry of the financial services sector is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services sector generally is undergoing rapid change as existing distinctions among financial service industries diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance industries.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                      9

                                     THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 30%
  20
  10
                                                            29.93%
   0
 -10
                    -6.50%              -19.37%
 -20
                     2001                2002                2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 17.12% (2nd quarter, 2003) and the lowest quarterly return was -20.61% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 10                                                    THE HARTFORD MUTUAL FUNDS

                                     THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                     LIFE OF FUND
                                          1 YEAR   (SINCE 10/31/00)
   Class A Return Before Taxes            22.84%        -0.53%
   Class A Return After Taxes on
   Distributions                          22.43%        -0.68%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares  14.81%        -0.54%
   Class B Return Before Taxes            23.97%        -0.39%
   Class C Return Before Taxes            26.68%         0.24%
   S&P 500 Index (reflects no deduction
   for fees, expenses or taxes)           28.67%        -6.15%
   MSCI Finance ex Real Estate Index
   (reflects no deduction for fees,
   expenses or taxes)                     38.90%         0.11%

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI Finance ex Real Estate Index includes only companies in both the MSCI Developed Index and in the Banks, Diversified Financials or Insurance industry groups. The constituents of this index will represent 85% of the market capitalization of all companies in these specific countries and industry groups. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     11

                                     THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees       0.30%(2)    1.00%      1.00%
   Other expenses                               0.60%      0.62%      0.50%
   Total annual operating expenses(3)          1.90%(2)    2.62%      2.50%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  732     $  765     $  451
   Year 3                                      $1,114     $1,114     $  871
   Year 5                                      $1,520     $1,590     $1,417
   Year 10                                     $2,650     $2,954     $2,907

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  732     $  265     $  351
   Year 3                                      $1,114     $  814     $  871
   Year 5                                      $1,520     $1,390     $1,417
   Year 10                                     $2,650     $2,954     $2,907

 12                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Health Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund's investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

Investments in the fund will be allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase in the fund typically share the following attributes:

  -  The company's business franchise is temporarily mispriced

  -  The company has under-appreciated new product pipelines

  - The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad)

  -  The company is a target of opportunity due to industry consolidation

Stocks will be considered for sale from the fund when:

  -  Target prices are achieved

  -  Fundamental expectations are not met

  -  A company's prospects become less appealing

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors. Accordingly, Wellington Management seeks to be early, not late, in recognizing opportunity.

The fund will be relatively focused both with regard to position size and the industries comprising the health care sector. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history.

THE HARTFORD MUTUAL FUNDS                                                     13

                                                 THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the health care sector, including pharmaceuticals, medical products and health services. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance. Government regulation could have a significant, adverse impact on the price and availability of a company's products and services. Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance. Companies in which the fund may invest can be significantly affected by, among other things, patent considerations, intense competition and rapid technological change and obsolescence.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 14                                                    THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.


The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.


CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 40%
  30
  20
  10
                     1.47%                                  31.12%
   0
 -10
                                        -17.62%
 -20

                     2001                2002                2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 22.15% (2nd quarter, 2003) and the lowest quarterly return was -14.88% (3rd quarter, 2002).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     15

                                                 THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                     LIFE OF FUND
                                          1 YEAR   (SINCE 05/01/00)
   Class A Return Before Taxes            23.89%        12.30%
   Class A Return After Taxes on
   Distributions                          23.82%        11.40%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares  15.64%        10.13%
   Class B Return Before Taxes            25.26%        12.61%
   Class C Return Before Taxes            27.93%        12.90%
   S&P 500 Index (reflects no deduction
   for fees, expenses or taxes)           28.67%        -5.60%(1)
   Goldman Sachs Health Care Index
   (reflects no deduction for fees,
   expenses or taxes)                     23.20%         2.55%(1)

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Goldman Sachs Health Care Index is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

(1) Return is from 4/30/2000 - 12/31/2003.

 16                                                    THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses                               0.46%      0.49%      0.36%
   Total annual operating expenses(3)           1.76%(2)   2.49%      2.36%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  719     $  752     $  437
   Year 3                                      $1,074     $1,076     $  829
   Year 5                                      $1,452     $1,526     $1,348
   Year 10                                     $2,509     $2,826     $2,769

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  719     $  252     $  337
   Year 3                                      $1,074     $  776     $  829
   Year 5                                      $1,452     $1,326     $1,348
   Year 10                                     $2,509     $2,826     $2,769

THE HARTFORD MUTUAL FUNDS                                                     17

THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Global Leaders Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The fund uses a two-tiered investment strategy:

  - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer significant potential for capital appreciation given current and projected global and local economic and market conditions.

  - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 300%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

 18                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     19

                                                THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 50%
  40
  30
  20
  10
                47.68%                                          34.86%
   0
 -10
                            -7.26%      -17.33%     -20.50%
 -20
 -30

                 1999        2000        2001        2002        2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 31.85% (4th quarter, 1999) and the lowest quarterly return was -20.06% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 20                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 09/30/98)
   Class A Return Before Taxes                      27.42%    2.78%         7.97%
   Class A Return After Taxes on Distributions      27.44%    2.60%         7.56%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              17.84%    2.28%         6.66%
   Class B Return Before Taxes                      28.92%    2.85%         8.22%
   Class C Return Before Taxes                      31.70%    3.05%         8.21%
   Morgan Stanley Capital International World
   Index (reflects no deduction for fees, expenses
   or taxes)                                        33.76%   -0.39%         3.34%

INDEX: The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     21

                                                THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.84%      0.84%      0.84%
   Distribution and service (12b-1) fees       0.30%(2)    1.00%      1.00%
   Other expenses                               0.48%      0.52%      0.39%
   Total annual operating expenses(3)          1.62%(2)    2.36%      2.23%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  706     $  739     $  424
   Year 3                                      $1,033     $1,036     $  790
   Year 5                                      $1,383     $1,460     $1,283
   Year 10                                     $2,366     $2,696     $2,639

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  706     $  239     $  324
   Year 3                                      $1,033     $  736     $  790
   Year 5                                      $1,383     $1,260     $1,283
   Year 10                                     $2,366     $2,696     $2,639

 22                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Technology Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, and emerging technology-related subsectors. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.

Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations and new product developments within the technology sector. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures and indicators of value.

Subsector allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, near term macroeconomic events that may detract or enhance the subsector's attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase in the fund typically share the following attributes:

  -  A positive change in operating results is anticipated

  -  Unrecognized or undervalued capabilities are present

  - The quality of management indicates that these factors will be converted to shareholder value

Stocks will be considered for sale from the fund when:

  -  Target prices are achieved

  - Earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook

  -  More attractive value in a comparable company is available.

The fund will be relatively focused both with regard to position size and the industries comprising the technology sector. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history.

THE HARTFORD MUTUAL FUNDS                                                     23

                                             THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the technology sector, including computers and computer equipment, software and computer services, electronics, and communication equipment. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 24                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.


CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 75%
  60
  45
  30
  15
                                                            60.13%
   0
 -15
                    -22.63%             -38.45%
 -30
 -45

                     2001                2002                2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 40.52% (4th quarter, 2001) and the lowest quarterly return was -38.41% (3rd quarter, 2001).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     25

                                             THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 05/01/00)
   Class A Return Before Taxes                      51.10%         -19.44%
   Class A Return After Taxes on Distributions      51.33%         -19.56%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              33.36%         -15.75%
   Class B Return Before Taxes                      53.64%         -19.51%
   Class C Return Before Taxes                      56.39%         -19.01%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               28.67%          -5.60%(1)
   Goldman Sachs Technology Composite Index
   (reflects no deduction for fees, expenses or
   taxes)                                           54.53%         -23.09%(1)

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.
The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index based on United States-headquartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.
(1) Return is from 4/30/2000 - 12/31/2003.

 26                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees       0.30%(2)    1.00%      1.00%
   Other expenses                               0.47%      0.50%      0.37%
   Total annual operating expenses(3)          1.77%(2)    2.50%      2.37%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  720     $  753     $  438
   Year 3                                      $1,077     $1,079     $  832
   Year 5                                      $1,457     $1,531     $1,353
   Year 10                                     $2,519     $2,836     $2,779

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  720     $  253     $  338
   Year 3                                      $1,077     $  779     $  832
   Year 5                                      $1,457     $1,331     $1,353
   Year 10                                     $2,519     $2,836     $2,779

THE HARTFORD MUTUAL FUNDS                                                     27

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Capital Appreciation Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. Under normal circumstances, the fund diversifies its investments among at least five countries. There are no limits on the amount of the fund's assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment strategy is to invest in high quality growth companies in various sectors around the world. The fund's investment approach is two-tiered:
"top-down" analysis and "bottom-up" security selection. In a "top down" analysis, economic data is examined to identify sectors and industries that are expected to grow faster than average over the next twelve to eighteen months. In addition, long-term, broad themes are identified that are based on demographic trends, technological changes, and political and social developments around the world. Through "bottom-up" security selection, the portfolio manager identifies high quality growth companies with market capitalizations above $2 billion. The key characteristics of high quality growth companies are:

  - strong earnings and revenue growth or the potential for strong earnings and revenue growth

  -  good management teams

  -  strong balance sheets

  - attractive relative valuations within a global or regional market or the security's primary trading market

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 200%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on growth companies with market capitalizations above $2 billion significantly influences its performance. Stocks of companies with market capitalizations above $2 billion as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks. If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated. An investment in the fund entails substantial market risk.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results,

 28                                                    THE HARTFORD MUTUAL FUNDS

                            THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     29

                            THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 50%
  40
  30
  20
  10
                                                      49.00%
   0
 -10
                        -18.76%
 -20

                          2002                         2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 25.04% (2nd quarter, 2003) and the lowest quarterly return was -21.90% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 30                                                    THE HARTFORD MUTUAL FUNDS

                            THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                              LIFE OF FUND
                                                    1 YEAR   (SINCE 4/30/01)
   Class A Return Before Taxes                      40.83%       -1.08%
   Class A Return After Taxes on Distributions      40.64%       -1.17%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              26.61%       -0.97%
   Class B Return Before Taxes                      42.75%       -0.84%
   Class C Return Before Taxes                      45.27%       -0.09%
   MSCI EAFE Index (reflects no deduction for
   fees, expenses or taxes)                         39.17%        0.04%

INDEX: The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     31

                            THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses                               1.06%      1.08%      0.95%
   Total annual operating expenses(3)           2.36%(2)   3.08%      2.95%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  776     $  811     $  495
   Year 3                                      $1,246     $1,251     $1,003
   Year 5                                      $1,741     $1,816     $1,637
   Year 10                                     $3,098     $3,392     $3,338

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  776     $  311     $  395
   Year 3                                      $1,246     $  951     $1,003
   Year 5                                      $1,741     $1,616     $1,637
   Year 10                                     $3,098     $3,392     $3,338

 32                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Opportunities Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management uses a three-pronged investment strategy:

  - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

  - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

  - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. The fund may invest in securities of companies of any size capitalization. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to the asset-weighted market cap of the MSCI AC World Free ex US Index. As of December 31, 2003, the range of market capitalizations of companies in the MSCI AC World Free ex US Index was between approximately $29 million and $179.2 billion.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     33

                                   THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.


The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 40%
  30
  20
  10
               0.84%    12.53%   39.13%                              31.47%
   0
 -10
                                         -15.52%  -18.74%  -20.20%
 -20
 -30

                1997     1998     1999     2000     2001     2002     2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 22.28% (4th quarter, 1999) and the lowest quarterly return was -22.43% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 34                                                    THE HARTFORD MUTUAL FUNDS

                                   THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 07/22/96)
   Class A Return Before Taxes                      24.20%   -1.08%         2.04%
   Class A Return After Taxes on Distributions      24.18%   -1.78%         1.39%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              15.76%   -1.20%         1.44%
   Class B Return Before Taxes                      25.52%   -1.07%         2.07%
   Class C Return Before Taxes(1)                   28.12%   -0.95%         1.91%
   MSCI AC World Free ex US Index (reflects no
   deduction for fees, expenses or taxes)           41.41%    1.55%         3.35%(2)

INDEX: The Morgan Stanley Capital International All Country World Free ex US Index ("MSCI AC World Free ex US Index") is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2003.

THE HARTFORD MUTUAL FUNDS                                                     35

                                   THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses                               0.57%      0.60%      0.50%
   Total annual operating expenses(3)           1.72%(2)   2.45%      2.35%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  715     $  748     $  436
   Year 3                                      $1,062     $1,064     $  826
   Year 5                                      $1,432     $1,506     $1,343
   Year 10                                     $2,469     $2,786     $2,759

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  715     $  248     $  336
   Year 3                                      $1,062     $  764     $  826
   Year 5                                      $1,432     $1,306     $1,343
   Year 10                                     $2,469     $2,786     $2,759

 36                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Small Company Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $8 billion. Under normal circumstances, the fund diversifies its investments among at least ten countries. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, quantitative screens, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis to include review of the following factors:

  -  a well-articulated business plan

  -  experienced management

  -  a sustainable competitive advantage

  -  strong financial characteristics

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

THE HARTFORD MUTUAL FUNDS                                                     37

                                   THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 38                                                    THE HARTFORD MUTUAL FUNDS

                                   THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 60%
  50
  40
  30
  20
  10
                                                      54.66%
   0
 -10
                         -4.38%

                          2002                         2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 23.04% (2nd quarter, 2003) and the lowest quarterly return was -17.59% (3rd quarter, 2002).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     39

                                   THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                              LIFE OF FUND
                                                    1 YEAR   (SINCE 4/30/01)
   Class A Return Before Taxes                      46.19%        9.96%
   Class A Return After Taxes on Distributions      42.79%        8.98%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              29.97%        7.98%
   Class B Return Before Taxes                      48.59%       10.91%
   Class C Return Before Taxes                      50.85%       11.09%
   S&P/Citigroup Broad Market Index <$2 billion
   Euro-Pacific (reflects no deduction for fees,
   expenses or taxes)                               52.93%        8.25%
   S&P/Citigroup Extended Market Euro-Pacific
   Index (reflects no deduction for fees, expenses
   or taxes)                                        58.10%       10.93%

INDEX: The S&P/Citigroup Broad Market Index <$2 billion Euro-Pacific is a free float-adjusted market capitalization index that includes only those companies with a market cap between $100 million and $2 billion. The S&P/Citigroup Extended Market Euro-Pacific Index is a global equity index comprised of the smallest 20% of each country's market capitalization in the Broad Market Index. All developed countries are included except the US and Canada. As of December 31, 2003, the range of market capitalizations of companies in the S&P/Citigroup Extended Market Euro-Pacific Index was between approximately $42 million and $13.8 billion. The fund has changed its benchmark from the S&P/Citigroup Broad Market Index <$2 billion Euro-Pacific to the S&P/Citigroup Extended Market Euro Pacific Index because the fund's investment manager believes that the S&P/Citigroup Extended Market Euro Pacific Index is better suited to the investment strategy of the fund. You cannot invest directly in an index.

 40                                                    THE HARTFORD MUTUAL FUNDS

                                   THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses                               1.06%      1.09%      0.96%
   Total annual operating expenses(3)           2.36%(2)   3.09%      2.96%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  776     $  812     $  496
   Year 3                                      $1,246     $1,254     $1,006
   Year 5                                      $1,741     $1,820     $1,642
   Year 10                                     $3,098     $3,402     $3,347

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  776     $  312     $  396
   Year 3                                      $1,246     $  954     $1,006
   Year 5                                      $1,741     $1,620     $1,642
   Year 10                                     $3,098     $3,402     $3,347

THE HARTFORD MUTUAL FUNDS                                                     41

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY


There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which all funds may invest as part of their principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS


The funds may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy.

 42                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.


Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


Global Communications Fund, International Capital Appreciation Fund, International Opportunities Fund and International Small Company Fund may invest in emerging markets as part of their principal investment strategy. All other funds may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund and International Small Company Fund may invest in securities of small capitalization companies as part of their principal

THE HARTFORD MUTUAL FUNDS                                                     43

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

investment strategy. Global Leaders Fund, International Capital Appreciation Fund and International Opportunities Fund may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES


Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (HOLDRs), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the funds' total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


Global Communications Fund, Global Financial Services Fund, Global Leaders Fund, Global Technology Fund, International Capital Appreciation Fund, International Opportunities Fund and International Small Company Fund are expected to have relatively high portfolio turnover. Global Health Fund may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity Securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are

 44                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES


Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund and International Small Company Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

THE HARTFORD MUTUAL FUNDS                                                     45

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $225.9 billion in assets as of December 31, 2003. At the same time, HIFSCO had over $20.8 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

THE INVESTMENT SUB-ADVISER


Wellington Management Company, LLP is the investment sub-adviser to each of the funds. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2003, Wellington Management had investment management authority over approximately $394 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

MANAGEMENT FEES

Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

GLOBAL COMMUNICATIONS FUND, GLOBAL FINANCIAL SERVICES FUND, GLOBAL HEALTH FUND AND GLOBAL TECHNOLOGY FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       1.00%
Next $500,000,000                        0.95%
Amount Over $1 Billion                   0.90%

INTERNATIONAL CAPITAL APPRECIATION FUND AND INTERNATIONAL SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       1.00%
Next $500,000,000                        0.90%
Amount Over $1 Billion                   0.85%

GLOBAL LEADERS FUND AND INTERNATIONAL OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       0.85%
Next $500,000,000                        0.75%
Amount Over $1 Billion                   0.70%

For each fund's fiscal year ended October 31, 2003, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

FUND NAME                                 10/31/2003
---------                                 ----------
The Hartford Global Communications Fund     1.00%
The Hartford Global Financial Services
  Fund                                      1.00%
The Hartford Global Health Fund             1.00%
The Hartford Global Leaders Fund            0.84%
The Hartford Global Technology Fund         1.00%

 46                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

FUND NAME                                 10/31/2003
---------                                 ----------
The Hartford International Capital
  Appreciation Fund                         1.00%
The Hartford International Opportunities
  Fund                                      0.85%
The Hartford International Small Company
  Fund                                      1.00%

PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below.

GLOBAL COMMUNICATIONS FUND  This fund has been managed since its inception
(2000) by Wellington Management using a team of its global industry analysts that specialize in the communications industry.

GLOBAL FINANCIAL SERVICES FUND  This fund has been managed since its inception
(2000) by Wellington Management using a team of its global industry analysts that specialize in the financial services industry.

GLOBAL HEALTH FUND This fund has been managed since its inception (2000) by Wellington Management using a team of its global industry analysts that specialize in the health care sector.

GLOBAL LEADERS FUND Andrew S. Offit, Senior Vice President of Wellington Management, has served as portfolio manager or co-portfolio manager of the fund since its inception in 1998. Mr. Offit joined Wellington Management as a portfolio manager in 1997 and has been an investment professional since 1987.

GLOBAL TECHNOLOGY FUND This fund has been managed since its inception (2000) by Wellington Management using a team of its global industry analysts that specialize in the technology sector.

INTERNATIONAL CAPITAL APPRECIATION FUND This fund has been managed since its inception (2001) by Andrew S. Offit. Andrew S. Offit is a Senior Vice President of Wellington Management. He joined Wellington Management as a portfolio manager in 1997, and has been an investment professional since 1987.

INTERNATIONAL OPPORTUNITIES FUND Trond Skramstad, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception (1996). Mr. Skramstad joined Wellington Management in 1993 and has been an investment professional since 1990.

INTERNATIONAL SMALL COMPANY FUND  This fund has been managed since its inception
(2001) by Edward L. Makin. Edward L. Makin is a Vice President of Wellington Management. He joined Wellington Management as a portfolio manager in 1994, and has been an investment professional since 1987.

THE HARTFORD MUTUAL FUNDS                                                     47

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $250,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.30%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.30%.

CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- 1% front-end sales charge.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999     4.50%       4.71%          4.00%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent

 48                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

    deferred sales charge (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last five categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

               YEARS AFTER
                PURCHASE                   CDSC
1st year                                   5.00%
2nd year                                   4.00%
3rd year                                   3.00%
4th year                                   3.00%
5th year                                   2.00%
6th year                                   1.00%

CLASS C sales charges for all funds, regardless of the amount that is being purchased, are as follows:

FRONT-END SALES CHARGE
                            DEALER
                          COMMISSION
AS A % OF   AS A % OF    AS PERCENTAGE
OFFERING       NET        OF OFFERING
  PRICE     INVESTMENT       PRICE
              1.01%          1.00%
1.00%

YEARS AFTER
PURCHASE                                   CDSC
1st year                                   1.00%
After 1 year                                None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies the fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

THE HARTFORD MUTUAL FUNDS                                                     49

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds (including The Hartford Money Market Fund, which, like the other Hartford Mutual Funds not discussed herein, is offered through a separate prospectus) you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge. In addition, if you are a natural person who owns certain annuities or variable life insurance products that are issued by entities associated with The Hartford, the current account value of your contract or policy will be included. The eligible annuity and life insurance products are discussed in the funds' SAI. Participants in retirement plans receive breakpoints at the plan level. You must notify your broker, and your broker must notify the funds, that you are eligible for this privilege each time you make a purchase.

- LETTER OF INTENT -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any of The Hartford Mutual Funds within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives,

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

- retirement or welfare benefit plans investing in fund shares through group variable funding

 50                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

  agreements issued by Hartford Life Insurance Company,

- individuals purchasing shares with the proceeds from shares redeemed from another fund complex within the last 60 days on which an initial or contingent deferred sales charge was paid (1% CDSC applies if redeemed within 18 months),

- individuals purchasing shares with the proceeds from an eligible rollover distribution from a Hartford Life Insurance Company variable annuity contract or funding agreement within a 457, 403(b) or governmental 401 plan,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

CLASS C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the distributor to waive this charge. See the SAI for a listing of those broker-dealer firms that have entered into such agreements.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the Funds' shares ("Additional Payments") based on a number of factors described in the funds' SAI. This additional compensation is not paid directly by you.

With the exception of certain compensation arrangements specifically discussed in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets) of the Funds attributable to a particular Financial Intermediary, on sales of the Funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the Funds attributable to a particular Financial Intermediary. Please refer to the SAI for a listing of Financial Intermediaries to whom the distributor makes such Additional Payments. Separate Additional Payments may also be made in connection with the sale and distribution of the Funds' shares in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail in the SAI. These Negotiated Additional Amounts paid to Financial Intermediaries in connection with the sale and distribution of the Funds' shares may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor. With the exception of certain Negotiated Additional Amounts specifically discussed in the SAI, payments of Negotiated Additional Amounts did not exceed $500,000 per Financial Intermediary for the calendar year ended December 31, 2003.

THE HARTFORD MUTUAL FUNDS                                                     51

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

  -  non-retirement accounts: $1,000 per fund

  -  retirement accounts: $1,000 per fund

  - Automatic Investment Plans: $50 to open; you must invest at least $50 in each fund a month

  -  subsequent investments: $50 per fund

Minimum investment amounts may be waived for certain retirement accounts including IRAs and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                                  1-888-843-7824
               P.O. BOX 64387                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                      PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.

 52                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES


                           OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
 BY CHECK
              - Make out a check for the investment           - Make out a check for the investment
  [CHECK        amount, payable to "The Hartford Mutual         amount, payable to "The Hartford Mutual
  GRAPHIC]      Funds".                                         Funds".
              - Deliver the check and your completed          - Fill out the detachable investment slip
                application to your financial                   from an account statement. If no slip is
                representative, plan administrator or mail      available, include a note specifying the
                to the address listed below.                    fund name, your share class, your account
                                                                number and the name(s) in which the
                                                                account is registered.
                                                              - Deliver the check and your investment slip
                                                                or note to your financial representative,
                                                                plan administrator or mail to the address
                                                                listed below.
 BY EXCHANGE
              - Call your financial representative, plan      - Call your financial representative, plan
  [ARROW        administrator or the transfer agent at the      administrator or the transfer agent at the
  GRAPHIC]      number below to request an exchange. The        number below to request an exchange. The
                minimum exchange amount is $500 per fund.       minimum exchange amount is $500 per fund.
 BY WIRE
              - Deliver your completed application to your    - Instruct your bank to wire the amount of
  [WIRE         financial representative, or mail it to         your investment to:
  GRAPHIC]      the address below.                                U.S. Bank National Association
              - Obtain your account number by calling your        ABA #091000022, credit account no:
                financial representative or the phone             1-702-2514-1341
                number below.                                     The Hartford Mutual Funds Purchase
              - Instruct your bank to wire the amount of          Account
                your investment to:                               For further credit to: (your name)
                  U.S. Bank National Association                  Hartford Mutual Funds Account Number:
                  ABA #091000022, credit account no:              (your account number)
                  1-702-2514-1341                               Specify the fund name, your share class,
                  The Hartford Mutual Funds Purchase            your account number and the name(s) in
                  Account                                       which the account is registered. Your bank
                  For further credit to: (your name)            may charge a fee to wire funds.
                  Hartford Mutual Funds Account Number:
                  (your account number)
                Specify the fund name, your choice of
                share class, the new account number and
                the name(s) in which the account is
                registered. Your bank may charge a fee to
                wire funds.

                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                                  1-888-843-7824
               P.O. BOX 64387                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                      PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     53

                           OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
 BY PHONE
              - See "By Wire" and "By Exchange"               - Verify that your bank or credit union is a
  [PHONE                                                        member of the Automated Clearing House
  GRAPHIC]                                                      (ACH) system.
                                                              - Complete the "Telephone Exchanges and
                                                                Telephone Redemption" and "Bank Account or
                                                                Credit Union Information" sections on your
                                                                account application.
                                                              - Call the transfer agent at the number
                                                                below to verify that these features are in
                                                                place on your account.
                                                              - Tell the transfer agent representative the
                                                                fund name, your share class, your account
                                                                number, the name(s) in which the account
                                                                is registered and the amount of your
                                                                investment.

To open or add to an account using the Automatic Investment Plan, see "Additional Investor Services".

                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                                  1-888-843-7824
               P.O. BOX 64387                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                      PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.

 54                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES


 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see next page).
                - Mail the materials to the address below or to your plan
                  administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee (currently $10) which will be deducted
                  from redemption proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE        - To place your order with a representative, call the
  GRAPHIC]        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 8 A.M. and 6 P.M.
                  Eastern Time (between 7 A.M. and 5 P.M. Central Time) on
                  Friday. Orders received after 4 P.M. Eastern Time (3 P.M.
                  Central Time) will receive the next business day's
                  offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [COMPUTER       Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Generally, amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this
                  service.
                - Amounts of less than $1,000 may be sent by EFT or by
                  check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW          are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional
Investor Services".

                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                                  1-888-843-7824
               P.O. BOX 64387                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                      PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     55

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by a check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Signature guarantee if applicable (see above).

                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                                  1-888-843-7824
               P.O. BOX 64387                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                      PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.

 56                                                    THE HARTFORD MUTUAL FUNDS

    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Copy of death certificate.
                - Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.


   ADDRESS:                            PHONE NUMBER:
 THE HARTFORD                          1-888-843-7824
  MUTUAL FUNDS        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
P.O. BOX 64387         ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.
 ST. PAUL, MN
   55164-0387

THE HARTFORD MUTUAL FUNDS                                                     57

TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4 p.m. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates, as determined under procedures established by the applicable Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using prevailing exchange rates. Debt securities (other than short-term obligations) held by each fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the Board of Directors. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments of the funds that will mature in 60 days or less are valued at amortized cost, which approximates market value.

Certain funds may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of the fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.


BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is complete (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

 58                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record. EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Because excessive account transactions can disrupt the management of the funds, negatively affect the funds' performance and increase transaction costs for all shareholders, the funds limit account activity as follows:

- you may make no more than two substantive exchanges out of the same fund in any 90 day period (excluding automatic programs);

- the funds may refuse a share purchase at any time, for any reason;
- the funds may revoke an investor's exchange privilege at any time, for any reason.

"Substantive" means a dollar amount that the funds determine, in their sole discretion, could adversely affect the management of the funds.

Some investors purchase or sell shares of the funds through financial intermediaries and omnibus accounts that aggregate the orders of several investors and forward the aggregate orders to the funds. Because the funds receive aggregate purchase and sales orders from the financial intermediaries and omnibus accounts, the funds cannot always know or reasonably detect excessive trading by investors that enter orders through these intermediaries or omnibus accounts.

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS
(NON-RETIREMENT ONLY)


If the total value of your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of

THE HARTFORD MUTUAL FUNDS                                                     59

TRANSACTION POLICIES
--------------------------------------------------------------------------------

shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099-DIV tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Dividends from net investment income of the funds are normally declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a

 60                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($50 minimum per fund) for your first investment amount payable to "The Hartford Mutual Funds." Deliver your check and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant part of the account application.

THE HARTFORD MUTUAL FUNDS                                                     61

TRANSACTION POLICIES
--------------------------------------------------------------------------------

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee will be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

 62                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL COMMUNICATIONS FUND -- CLASS A

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2003 and October 31, 2002 has been derived from the financial statements audited by Ernst & Young, LLP, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information for the periods ended on or before October 31, 2001 has been audited by Arthur Andersen, LLP.*

                                                                            YEAR ENDED:
                                                              ---------------------------------------
                                                              10/31/2003   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                                      ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $3.24          $4.57        $10.00
Income from investment operations:
  Net investment income (loss)                                   (0.01)          0.00         (0.02)
  Net realized and unrealized gain (loss) on investments          1.44          (1.33)        (5.41)
                                                                ------        -------       -------
Total from investment operations                                  1.43          (1.33)        (5.43)
Less distributions:
  Dividends from net investment income                            0.00           0.00          0.00
  Distributions from capital gains                                0.00           0.00          0.00
  Return of capital                                               0.00           0.00          0.00
                                                                ------        -------       -------
Total distributions                                               0.00           0.00          0.00
                                                                ------        -------       -------
Net asset value, end of period                                   $4.67          $3.24         $4.57
                                                                ======        =======       =======
TOTAL RETURN(1)                                                 44.14%        (29.10%)      (54.30%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $6,419         $3,506        $4,050
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.95%          2.03%         1.73%
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%          1.65%         1.66%
Ratio of net investment income (loss) to average net assets     (0.08%)        (0.10%)       (0.42%)
Portfolio turnover rate(2)                                        100%            84%           84%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
 * In light of recent developments affecting Arthur Andersen LLP, management has been unable, despite reasonable efforts, to obtain Arthur Andersen LLP's consent to the inclusion in the registration statement for The Hartford Mutual Funds, Inc. of the audited financial statements for the periods ended on or before October 31, 2001. The failure of Arthur Andersen LLP to provide its consent may adversely affect the ability of a shareholder to seek to recover damages related to the shareholder's reliance on such financial statements.

THE HARTFORD MUTUAL FUNDS                                                     63

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL COMMUNICATIONS FUND -- CLASS B


                                                                            YEAR ENDED:
                                                              ---------------------------------------
                                                              10/31/2003   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                                      ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $3.19          $4.54        $10.00
Income from investment operations:
  Net investment income (loss)                                   (0.03)         (0.04)        (0.05)
  Net realized and unrealized gain (loss) on investments          1.42          (1.31)        (5.41)
                                                                ------        -------       -------
Total from investment operations                                  1.39          (1.35)        (5.46)
Less distributions:
  Dividends from net investment income                            0.00           0.00          0.00
  Distributions from capital gains                                0.00           0.00          0.00
  Return of capital                                               0.00           0.00          0.00
                                                                ------        -------       -------
Total distributions                                               0.00           0.00          0.00
                                                                ------        -------       -------
Net asset value, end of period                                   $4.58          $3.19         $4.54
                                                                ======        =======       =======
TOTAL RETURN(1)                                                 43.57%        (29.74%)      (54.60%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,555           $846          $832
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.68%          2.70%         2.46%
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.35%          2.35%         2.36%
Ratio of net investment income (loss) to average net assets     (0.79%)        (0.80%)       (1.12%)
Portfolio turnover rate(2)                                        100%            84%           84%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.

 64                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL COMMUNICATIONS FUND -- CLASS C


                                                                            YEAR ENDED:
                                                              ---------------------------------------
                                                              10/31/2003   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                                      ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $3.19          $4.54        $10.00
Income from investment operations:
  Net investment income (loss)                                   (0.03)         (0.04)        (0.05)
  Net realized and unrealized gain (loss) on investments          1.41          (1.31)        (5.41)
                                                                ------        -------       -------
Total from investment operations                                  1.38          (1.35)        (5.46)
Less distributions:
  Dividends from net investment income                            0.00           0.00          0.00
  Distributions from capital gains                                0.00           0.00          0.00
  Return of capital                                               0.00           0.00          0.00
                                                                ------        -------       -------
Total distributions                                               0.00           0.00          0.00
                                                                ------        -------       -------
Net asset value, end of period                                   $4.57          $3.19         $4.54
                                                                ======        =======       =======
TOTAL RETURN(1)                                                 43.26%        (29.74%)      (54.60%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,305           $736          $875
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.55%          2.57%         2.44%
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.35%          2.35%         2.36%
Ratio of net investment income (loss) to average net assets     (0.77%)        (0.78%)       (1.12%)
Portfolio turnover rate(2)                                        100%            84%           84%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     65

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND -- CLASS A


                                                                            YEAR ENDED:
                                                              ---------------------------------------
                                                              10/31/2003   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                                      ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $8.03          $9.37        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.07           0.04          0.02
  Net realized and unrealized gain (loss) on investments          1.65          (1.38)        (0.65)
                                                               -------        -------        ------
Total from investment operations                                  1.72          (1.34)        (0.63)
Less distributions:
  Dividends from net investment income                           (0.04)          0.00          0.00
  Distributions from capital gains                                0.00           0.00          0.00
  Return of capital                                               0.00           0.00          0.00
                                                               -------        -------        ------
Total distributions                                              (0.04)          0.00          0.00
                                                               -------        -------        ------
Net asset value, end of period                                   $9.71          $8.03         $9.37
                                                               =======        =======        ======
TOTAL RETURN(1)                                                 21.48%        (14.30%)       (6.30%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $12,652         $9,739        $9,946
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.90%          1.98%         1.89%
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%          1.65%         1.70%
Ratio of net investment income (loss) to average net assets      0.93%          0.51%         0.25%
Portfolio turnover rate(2)                                         93%            76%          115%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.

 66                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND -- CLASS B


                                                                            YEAR ENDED:
                                                              ---------------------------------------
                                                              10/31/2003   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                                      ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $7.92          $9.30        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.02          (0.02)        (0.03)
  Net realized and unrealized gain (loss) on investments          1.61          (1.36)        (0.67)
                                                                ------        -------        ------
Total from investment operations                                  1.63          (1.38)        (0.70)
Less distributions:
  Dividends from net investment income                            0.00           0.00          0.00
  Distributions from capital gains                                0.00           0.00          0.00
  Return of capital                                               0.00           0.00          0.00
                                                                ------        -------        ------
Total distributions                                               0.00           0.00          0.00
                                                                ------        -------        ------
Net asset value, end of period                                   $9.55          $7.92         $9.30
                                                                ======        =======        ======
TOTAL RETURN(1)                                                 20.58%        (14.84%)       (7.00%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $3,681         $2,755        $2,052
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.62%          2.68%         2.61%
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.35%          2.35%         2.40%
Ratio of net investment income (loss) to average net assets      0.22%         (0.20%)       (0.45%)
Portfolio turnover rate(2)                                         93%            76%          115%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     67

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND -- CLASS C


                                                                            YEAR ENDED:
                                                              ---------------------------------------
                                                              10/31/2003   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                                      ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $7.92          $9.30        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.02          (0.02)        (0.03)
  Net realized and unrealized gain (loss) on investments          1.61          (1.36)        (0.67)
                                                                ------        -------        ------
Total from investment operations                                  1.63          (1.38)        (0.70)
Less distributions:
  Dividends from net investment income                            0.00           0.00          0.00
  Distributions from capital gains                                0.00           0.00          0.00
  Return of capital                                               0.00           0.00          0.00
                                                                ------        -------        ------
Total distributions                                               0.00           0.00          0.00
                                                                ------        -------        ------
Net asset value, end of period                                   $9.55          $7.92         $9.30
                                                                ======        =======        ======
TOTAL RETURN(1)                                                 20.58%        (14.84%)       (7.00%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $3,197         $2,548        $2,053
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.50%          2.54%         2.60%
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.35%          2.35%         2.40%
Ratio of net investment income (loss) to average net assets      0.23%         (0.20%)       (0.45%)
Portfolio turnover rate(2)                                         93%            76%          115%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.

 68                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL HEALTH FUND -- CLASS A


                                                                           YEAR ENDED:                 PERIOD ENDED:
                                                             ---------------------------------------     5/1/2000-
                                                             10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)
CLASS A -- PERIOD ENDED:                                     ----------   -------------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $11.42        $13.47        $13.86         $10.00
Income from investment operations:
  Net investment income (loss)                                   (0.07)        (0.09)        (0.06)         (0.01)
  Net realized and unrealized gain (loss) on investments          2.75         (1.68)         0.23           3.87
                                                              --------      --------       -------        -------
Total from investment operations                                  2.68         (1.77)         0.17           3.86
Less distributions:
  Dividends from net investment income                            0.00          0.00          0.00           0.00
  Distributions from capital gains                               (0.30)        (0.28)        (0.56)          0.00
  Return of capital                                               0.00          0.00          0.00           0.00
                                                              --------      --------       -------        -------
Total distributions                                              (0.30)        (0.28)        (0.56)          0.00
                                                              --------      --------       -------        -------
Net asset value, end of period                                  $13.80        $11.42        $13.47         $13.86
                                                              ========      ========       =======        =======
TOTAL RETURN(2)                                                 24.02%       (13.43%)        1.18%         38.74% (5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $126,630      $101,881       $98,971        $44,917
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.76%         1.79%         1.67%          1.72% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%         1.65%         1.62%          1.65% (4)
Ratio of net investment income (loss) to average net assets     (0.62%)       (0.70%)       (0.61%)        (0.33%)(4)
Portfolio turnover rate(3)                                         37%           63%           58%            92%

(1) The fund became effective and open for investment on May 1, 2000.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     69

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL HEALTH FUND -- CLASS B


                                                                           YEAR ENDED:                 PERIOD ENDED:
                                                             ---------------------------------------     5/1/2000-
                                                             10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)
CLASS B -- PERIOD ENDED:                                     ----------   -------------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $11.20         $13.31        $13.81         $10.00
Income from investment operations:
  Net investment income (loss)                                  (0.15)         (0.18)        (0.12)         (0.04)
  Net realized and unrealized gain (loss) on investments         2.68          (1.65)         0.18           3.85
                                                              -------        -------       -------        -------
Total from investment operations                                 2.53          (1.83)         0.06           3.81
Less distributions:
  Dividends from net investment income                           0.00           0.00          0.00           0.00
  Distributions from capital gains                              (0.30)         (0.28)        (0.56)          0.00
  Return of capital                                              0.00           0.00          0.00           0.00
                                                              -------        -------       -------        -------
Total distributions                                             (0.30)         (0.28)        (0.56)          0.00
                                                              -------        -------       -------        -------
Net asset value, end of period                                 $13.43         $11.20        $13.31         $13.81
                                                              =======        =======       =======        =======
TOTAL RETURN(2)                                                23.13%        (14.05%)        0.36%         38.24% (5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $56,378        $45,659       $42,578        $20,574
Ratio of expenses to average net assets before waivers and
  reimbursements                                                2.49%          2.48%         2.36%          2.43% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                2.35%          2.35%         2.35%          2.35% (4)
Ratio of net investment income (loss) to average net assets    (1.31%)        (1.40%)       (1.33%)        (1.03%)(4)
Portfolio turnover rate(3)                                        37%            63%           58%            92%

(1) The fund became effective and open for investment on May 1, 2000.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

 70                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL HEALTH FUND -- CLASS C


                                                                           YEAR ENDED:                 PERIOD ENDED:
                                                             ---------------------------------------     5/1/2000-
                                                             10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)
CLASS C -- PERIOD ENDED:                                     ----------   -------------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $11.21         $13.32        $13.81         $10.00
Income from investment operations:
  Net investment income (loss)                                  (0.15)         (0.18)        (0.13)         (0.04)
  Net realized and unrealized gain (loss) on investments         2.68          (1.65)         0.20           3.85
                                                              -------        -------       -------        -------
Total from investment operations                                 2.53          (1.83)         0.07           3.81
Less distributions:
  Dividends from net investment income                           0.00           0.00          0.00           0.00
  Distributions from capital gains                              (0.30)         (0.28)        (0.56)          0.00
  Return of capital                                              0.00           0.00          0.00           0.00
                                                              -------        -------       -------        -------
Total distributions                                             (0.30)         (0.28)        (0.56)          0.00
                                                              -------        -------       -------        -------
Net asset value, end of period                                 $13.44         $11.21        $13.32         $13.81
                                                              =======        =======       =======        =======
TOTAL RETURN(2)                                                23.11%        (14.08%)        0.43%         38.24% (5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $51,606        $43,042       $44,306        $26,830
Ratio of expenses to average net assets before waivers and
  reimbursements                                                2.36%          2.35%         2.33%          2.40% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                2.35%          2.35%         2.33%          2.35% (4)
Ratio of net investment income (loss) to average net assets    (1.31%)        (1.40%)       (1.31%)        (1.03%)(4)
Portfolio turnover rate(3)                                        37%            63%           58%            92%

(1) The fund became effective and open for investment on May 1, 2000.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     71

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL LEADERS FUND -- CLASS A


                                             YEAR ENDED:                 PERIOD ENDED:                 PERIOD ENDED:
                               ---------------------------------------     1/1/2000-     YEAR ENDED:    9/30/1998-
                               10/31/2003   10/31/2002(7)   10/31/2001   10/31/2000(6)   12/31/1999    12/31/1998(1)
CLASS A -- PERIOD ENDED:       ----------   -------------   ----------   -------------   -----------   -------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period                          $11.21        $12.83         $17.55        $18.56         $12.67        $10.00
Income from Investment
  Operations:
  Net investment income
    (loss)                         (0.03)         0.02           0.01          0.00           0.00         (0.01)
  Net realized and unrealized
    gain (loss) on
    investments                     2.78         (1.64)         (4.54)        (0.92)          6.01          3.03
                                --------      --------       --------      --------        -------        ------
Total from investment
  operations                        2.75         (1.62)         (4.53)        (0.92)          6.01          3.02
Less distributions:
  Dividends from net
    investment income               0.00          0.00           0.00          0.00           0.00          0.00
  Distributions from capital
    gains                           0.00          0.00          (0.18)        (0.09)         (0.12)        (0.35)
  Return of capital                 0.00          0.00          (0.01)         0.00           0.00          0.00
                                --------      --------       --------      --------        -------        ------
Total distributions                 0.00          0.00          (0.19)        (0.09)         (0.12)        (0.35)
                                --------      --------       --------      --------        -------        ------
Net asset value, end of
  period                          $13.96        $11.21         $12.83        $17.55         $18.56        $12.67
                                ========      ========       ========      ========        =======        ======
TOTAL RETURN(2)                   24.53%       (12.63%)       (26.07%)       (4.98%)(4)     47.68%        30.36% (4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                    $464,610      $354,407       $247,094      $255,959        $84,632        $3,771
Ratio of expenses to average
  net assets before waivers
  and reimbursements               1.62%         1.66%          1.53%         1.53% (5)      1.62%         2.71% (5)
Ratio of expenses to average
  net assets after waivers
  and reimbursements               1.61%         1.61%          1.48%         1.48% (5)      1.57%         1.65% (5)
Ratio of net investment
  income (loss) to average
  net assets                      (0.29%)        0.24%          0.08%        (0.06%)(5)     (0.15%)       (0.19%)(5)
Portfolio turnover rate(3)          320%          323%           382%          290%           204%           49%

(1) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) The fund's fiscal year end changed to October 31st.
(7) Per share amounts have been calculated using average shares outstanding method.

 72                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL LEADERS FUND -- CLASS B


                                             YEAR ENDED:                 PERIOD ENDED:                 PERIOD ENDED:
                               ---------------------------------------     1/1/2000-     YEAR ENDED:    9/30/1998-
                               10/31/2003   10/31/2002(7)   10/31/2001   10/31/2000(6)   12/31/1999    12/31/1998(1)
CLASS B -- PERIOD ENDED:       ----------   -------------   ----------   -------------   -----------   -------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period                         $10.88         $12.54        $17.29         $18.40         $12.65        $10.00
Income from Investment
  Operations:
  Net investment income
    (loss)                        (0.12)         (0.07)        (0.08)         (0.06)         (0.02)        (0.02)
  Net realized and unrealized
    gain (loss) on
    investments                    2.69          (1.59)        (4.48)         (0.96)          5.89          3.02
                                -------       --------       -------        -------        -------        ------
Total from investment
  operations                       2.57          (1.66)        (4.56)         (1.02)          5.87          3.00
Less distributions:
  Dividends from net
    investment income              0.00           0.00          0.00           0.00           0.00          0.00
  Distributions from capital
    gains                          0.00           0.00         (0.18)         (0.09)         (0.12)        (0.35)
  Return of capital                0.00           0.00         (0.01)          0.00           0.00          0.00
                                -------       --------       -------        -------        -------        ------
Total distributions                0.00           0.00         (0.19)         (0.09)         (0.12)        (0.35)
                                -------       --------       -------        -------        -------        ------
Net asset value, end of
  period                         $13.45         $10.88        $12.54         $17.29         $18.40        $12.65
                                =======       ========       =======        =======        =======        ======
TOTAL RETURN(2)                  23.62%        (13.24%)      (26.64%)        (5.56%)(4)     46.64%        30.16% (4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                    $78,923        $70,280       $62,973        $75,702        $24,588          $486
Ratio of expenses to average
  net assets before waivers
  and reimbursements              2.36%          2.33%         2.23%          2.22% (5)      2.29%         3.55% (5)
Ratio of expenses to average
  net assets after waivers
  and reimbursements              2.35%          2.33%         2.23%          2.22% (5)      2.29%         2.35% (5)
Ratio of net investment
  income (loss) to average
  net assets                     (1.01%)        (0.48%)       (0.66%)        (0.80%)(5)     (0.86%)       (0.92%)(5)
Portfolio turnover rate(3)         320%           323%          382%           290%           204%           49%

(1) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) The fund's fiscal year end changed to October 31st.
(7) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     73

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL LEADERS FUND -- CLASS C


                                             YEAR ENDED:                 PERIOD ENDED:                 PERIOD ENDED:
                               ---------------------------------------     1/1/2000-     YEAR ENDED:    9/30/1998-
                               10/31/2003   10/31/2002(7)   10/31/2001   10/31/2000(6)   12/31/1999    12/31/1998(1)
CLASS C -- PERIOD ENDED:       ----------   -------------   ----------   -------------   -----------   -------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period                          $10.90        $12.55         $17.30         $18.40        $12.65         $10.00
Income from Investment
  Operations:
  Net investment income
    (loss)                         (0.11)        (0.06)         (0.10)         (0.06)        (0.02)         (0.02)
  Net realized and unrealized
    gain (loss) on
    investments                     2.70         (1.59)         (4.46)         (0.95)         5.89           3.02
                                --------       -------       --------     ----------       -------        -------
Total from investment
  operations                        2.59         (1.65)         (4.56)         (1.01)         5.87           3.00
Less distributions:
  Dividends from net
    investment income               0.00          0.00           0.00           0.00          0.00           0.00
  Distributions from capital
    gains                           0.00          0.00          (0.18)         (0.09)        (0.12)         (0.35)
  Return of capital                 0.00          0.00          (0.01)          0.00          0.00           0.00
                                --------       -------       --------     ----------       -------        -------
Total distributions                 0.00          0.00          (0.19)         (0.09)        (0.12)         (0.35)
                                --------       -------       --------     ----------       -------        -------
Net asset value, end of
  period                          $13.49        $10.90         $12.55         $17.30        $18.40         $12.65
                                ========       =======       ========     ==========       =======        =======
TOTAL RETURN(2)                   23.76%       (13.15%)       (26.62%)        (5.51%)(4)    46.64%         30.16% (4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                     $78,303       $75,174       $103,574       $142,549       $43,012           $517
Ratio of expenses to average
  net assets before waivers
  and reimbursements               2.23%         2.21%          2.19%          2.19% (5)     2.33%          3.57% (5)
Ratio of expenses to average
  net assets after waivers
  and reimbursements               2.23%         2.21%          2.19%          2.19% (5)     2.33%          2.35% (5)
Ratio of net investment
  income (loss) to average
  net assets                      (0.89%)       (0.36%)        (0.63%)        (0.77%)(5)    (0.89%)        (0.90%)(5)
Portfolio turnover rate(3)          320%          323%           382%           290%          204%            49%

(1) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) The fund's fiscal year end changed to October 31st.
(7) Per share amounts have been calculated using average shares outstanding method.

 74                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL TECHNOLOGY FUND -- CLASS A


                                                                           YEAR ENDED:                 PERIOD ENDED:
                                                             ---------------------------------------     5/1/2000-
                                                             10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)
CLASS A -- PERIOD ENDED:                                     ----------   -------------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $2.98          $4.01         $8.72         $10.00
Income from Investment Operations:
  Net investment income (loss)                                  (0.04)         (0.12)        (0.08)         (0.05)
  Net realized and unrealized gain (loss) on investments         1.74          (0.91)        (4.55)         (1.23)
                                                              -------        -------       -------        -------
Total from investment operations                                 1.70          (1.03)        (4.63)         (1.28)
Less distributions:
  Dividends from net investment income                           0.00           0.00          0.00           0.00
  Distributions from capital gains                               0.00           0.00         (0.08)          0.00
  Return of capital                                              0.00           0.00          0.00           0.00
                                                              -------        -------       -------        -------
Total distributions                                              0.00           0.00         (0.08)          0.00
                                                              -------        -------       -------        -------
Net asset value, end of period                                  $4.68          $2.98         $4.01          $8.72
                                                              =======        =======       =======        =======
TOTAL RETURN(2)                                                57.05%        (25.69%)      (53.56%)       (14.26%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $32,388        $18,321       $28,824        $33,221
Ratio of expenses to average net assets before waivers and
  reimbursements                                                1.77%          1.86%         1.71%          1.77% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                1.65%          1.65%         1.66%          1.66% (4)
Ratio of net investment income (loss) to average net assets    (1.28%)        (1.44%)       (1.24%)        (1.37%)(4)
Portfolio turnover rate(3)                                       163%           174%          253%           104%

(1) The fund became effective and open for investment on May 1, 2000.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     75

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL TECHNOLOGY FUND -- CLASS B


                                                                           YEAR ENDED:                 PERIOD ENDED:
                                                             ---------------------------------------     5/1/2000-
                                                             10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)
CLASS B -- PERIOD ENDED:                                     ----------   -------------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $2.92          $3.96         $8.68         $10.00
Income from Investment Operations:
  Net investment income (loss)                                  (0.06)         (0.18)        (0.11)         (0.07)
  Net realized and unrealized gain (loss) on investments         1.70          (0.86)        (4.53)         (1.25)
                                                              -------        -------       -------        -------
Total from investment operations                                 1.64          (1.04)        (4.64)         (1.32)
Less distributions:
  Dividends from net investment income                           0.00           0.00          0.00           0.00
  Distributions from capital gains                               0.00           0.00         (0.08)          0.00
  Return of capital                                              0.00           0.00          0.00           0.00
                                                              -------        -------       -------        -------
Total distributions                                              0.00           0.00         (0.08)          0.00
                                                              -------        -------       -------        -------
Net asset value, end of period                                  $4.56          $2.92         $3.96          $8.68
                                                              =======        =======       =======        =======
TOTAL RETURN(2)                                                56.16%        (26.26%)      (53.93%)       (14.65%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $13,991         $8,170       $10,962        $15,676
Ratio of expenses to average net assets before waivers and
  reimbursements                                                2.50%          2.54%         2.43%          2.46% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                2.35%          2.35%         2.36%          2.35% (4)
Ratio of net investment income (loss) to average net assets    (1.98%)        (2.14%)       (1.94%)        (2.07%)(4)
Portfolio turnover rate(3)                                       163%           174%          253%           104%

(1) The fund became effective and open for investment on May 1, 2000.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

 76                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL TECHNOLOGY FUND -- CLASS C


                                                                      YEAR ENDED:                 PERIOD ENDED:
                                                        ---------------------------------------     5/1/2000-
                                                        10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)
CLASS C -- PERIOD ENDED:                                ----------   -------------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $2.92          $3.97          $8.68        $10.00
Income from Investment Operations:
  Net investment income (loss)                             (0.06)         (0.19)         (0.11)        (0.06)
  Net realized and unrealized gain (loss) on
    investments                                             1.70          (0.86)         (4.52)        (1.26)
                                                         -------        -------       --------       -------
Total from investment operations                            1.64          (1.05)         (4.63)        (1.32)
Less distributions:
  Dividends from net investment income                      0.00           0.00           0.00          0.00
  Distributions from capital gains                          0.00           0.00          (0.08)         0.00
  Return of capital                                         0.00           0.00           0.00          0.00
                                                         -------        -------       --------       -------
Total distributions                                         0.00           0.00          (0.08)         0.00
                                                         -------        -------       --------       -------
Net asset value, end of period                             $4.56          $2.92          $3.97         $8.68
                                                         =======        =======       ========       =======
TOTAL RETURN(2)                                           56.16%        (26.45%)       (53.81%)      (14.65%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                 $16,513         $9,560        $15,581       $21,615
Ratio of expenses to average net assets before waivers
  and reimbursements                                       2.37%          2.39%          2.37%         2.43% (4)
Ratio of expenses to average net assets after waivers
  and reimbursements                                       2.35%          2.35%          2.36%         2.35% (4)
Ratio of net investment income (loss) to average net
  assets                                                  (1.99%)        (2.15%)        (1.94%)       (2.07%)(4)
Portfolio turnover rate(3)                                  163%           174%           253%          104%

(1) The fund became effective and open for investment on May 1, 2000.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     77

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND -- CLASS A


                                                                     YEAR ENDED:           PERIOD ENDED:
                                                              --------------------------    4/30/2001-
                                                              10/31/2003   10/31/2002(6)   10/31/2001(1)
CLASS A -- PERIOD ENDED:                                      ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $6.93         $7.62           $10.00
Income from investment operations:
  Net investment income (loss)                                   (0.02)         0.02             0.00
  Net realized and unrealized gain (loss) on investments          2.72         (0.71)           (2.38)
                                                               -------        ------         --------
Total from investment operations                                  2.70         (0.69)           (2.38)
Less distributions:
  Dividends from net investment income                           (0.01)         0.00             0.00
  Distributions from capital gains                                0.00          0.00             0.00
  Return of capital                                               0.00          0.00             0.00
                                                               -------        ------         --------
Total distributions                                              (0.01)         0.00             0.00
                                                               -------        ------         --------
Net asset value, end of period                                   $9.62         $6.93            $7.62
                                                               =======        ======         ========
TOTAL RETURN(2)                                                 38.95%        (9.06%)         (23.80%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $11,362        $4,666           $2,579
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.36%         2.98%            2.64% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%         1.65%            1.65% (4)
Ratio of net investment income (loss) to average net assets     (0.35%)        0.34%           (0.09%)(4)
Portfolio turnover rate(3)                                        281%          330%             135%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

 78                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND -- CLASS B


                                                                     YEAR ENDED:           PERIOD ENDED:
                                                              --------------------------    4/30/2001-
                                                              10/31/2003   10/31/2002(6)   10/31/2001(1)
CLASS B -- PERIOD ENDED:                                      ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $6.86         $7.59           $10.00
Income from investment operations:
  Net investment income (loss)                                   (0.04)        (0.03)           (0.03)
  Net realized and unrealized gain (loss) on investments          2.64         (0.70)           (2.38)
                                                                ------        ------          -------
Total from investment operations                                  2.60         (0.73)           (2.41)
Less distributions:
  Dividends from net investment income                            0.00          0.00             0.00
  Distributions from capital gains                                0.00          0.00             0.00
  Return of capital                                               0.00          0.00             0.00
                                                                ------        ------          -------
Total distributions                                               0.00          0.00             0.00
                                                                ------        ------          -------
Net asset value, end of period                                   $9.46         $6.86            $7.59
                                                                ======        ======          =======
TOTAL RETURN(2)                                                 37.90%        (9.62%)         (24.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $2,148          $813             $327
Ratio of expenses to average net assets before waivers and
  Reimbursements                                                 3.08%         3.69%            3.35% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.35%         2.35%            2.35% (4)
Ratio of net investment income (loss) to average net assets     (1.04%)       (0.42%)          (0.79%)(4)
Portfolio turnover rate(3)                                        281%          330%             135%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     79

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND -- CLASS C


                                                                       YEAR ENDED:            PERIOD ENDED:
                                                              -----------------------------    4/30/2001-
                                                               10/31/2003     10/31/2002(6)   10/31/2001(1)
CLASS C -- PERIOD ENDED:                                      -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $6.86           $7.59           $10.00
Income from investment operations:
  Net investment income (loss)                                    (0.04)          (0.03)           (0.02)
  Net realized and unrealized gain (loss) on investments           2.64           (0.70)           (2.39)
                                                                 ------          ------          -------
Total from investment operations                                   2.60           (0.73)           (2.41)
Less distributions:
  Dividends from net investment income                             0.00            0.00             0.00
  Distributions from capital gains                                 0.00            0.00             0.00
  Return of capital                                                0.00            0.00             0.00
                                                                 ------          ------          -------
Total distributions                                                0.00            0.00             0.00
                                                                 ------          ------          -------
Net asset value, end of period                                    $9.46           $6.86            $7.59
                                                                 ======          ======          =======
TOTAL RETURN(2)                                                  37.90%          (9.62%)         (24.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $2,285            $826             $316
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.95%           3.55%            3.32% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  2.35%           2.35%            2.35% (4)
Ratio of net investment income (loss) to average net assets      (1.01%)         (0.34%)          (0.79%)(4)
Portfolio turnover rate(3)                                         281%            330%             135%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

 80                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND -- CLASS A


                                                YEAR ENDED:                 PERIOD ENDED:         YEAR ENDED:
                                  ---------------------------------------     1/1/2000-     -----------------------
                                  10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999   12/31/1998
CLASS A -- PERIOD ENDED:          ----------   -------------   ----------   -------------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                             $8.03          $9.33        $13.03         $15.43        $11.89       $10.58
Income from Investment
  Operations:
  Net investment income (loss)        0.02           0.03          0.05           0.08          0.06         0.07
  Net realized and unrealized
    gain (loss) on investments        1.61          (1.33)        (3.14)         (2.42)         4.46         1.26
                                   -------        -------       -------        -------       -------      -------
Total from investment operations      1.63          (1.30)        (3.09)         (2.34)         4.52         1.33
Less distributions:
  Dividends from net investment
    income                            0.00           0.00          0.00          (0.01)        (0.15)       (0.02)
  Distributions from capital
    gains                             0.00           0.00         (0.61)         (0.05)        (0.83)        0.00
  Return of capital                   0.00           0.00          0.00           0.00          0.00         0.00
                                   -------        -------       -------        -------       -------      -------
Total distributions                   0.00           0.00         (0.61)         (0.06)        (0.98)       (0.02)
                                   -------        -------       -------        -------       -------      -------
Net asset value, end of period       $9.66          $8.03         $9.33         $13.03        $15.43       $11.89
                                   =======        =======       =======        =======       =======      =======
TOTAL RETURN(1)                     20.30%        (13.93%)      (24.87%)       (15.18%)(2)    39.13%       12.53%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                       $69,153        $66,775       $72,326        $89,309       $63,281      $32,014
Ratio of expenses to average net
  assets before waivers and
  reimbursements                     1.72%          1.82%         1.61%          1.60% (3)     1.61%        1.89%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                     1.65%          1.65%         1.56%          1.55% (3)     1.56%        1.65%
Ratio of net investment income
  (loss) to average net assets       0.25%          0.34%         0.47%          0.64% (3)     0.61%        0.69%
Portfolio turnover rate(4)            138%           175%          158%           121%          128%         149%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND -- CLASS B


                                                YEAR ENDED:                 PERIOD ENDED:         YEAR ENDED:
                                  ---------------------------------------     1/1/2000-     -----------------------
                                  10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999   12/31/1998
CLASS B -- PERIOD ENDED:          ----------   -------------   ----------   -------------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                             $7.71          $9.04        $12.74         $15.17        $11.73       $10.49
Income from Investment
  Operations:
  Net investment income (loss)       (0.04)         (0.08)        (0.04)          0.01          0.01         0.01
  Net realized and unrealized
    gain (loss) on investments        1.55          (1.25)        (3.05)         (2.39)         4.32         1.23
                                   -------        -------       -------        -------       -------      -------
Total from investment operations      1.51          (1.33)        (3.09)         (2.38)         4.33         1.24
Less distributions:
  Dividends from net investment
    income                            0.00           0.00          0.00           0.00         (0.06)        0.00
  Distributions from capital
    gains                             0.00           0.00         (0.61)         (0.05)        (0.83)        0.00
  Return of capital                   0.00           0.00          0.00           0.00          0.00         0.00
                                   -------        -------       -------        -------       -------      -------
Total distributions                   0.00           0.00         (0.61)         (0.05)        (0.89)        0.00
                                   -------        -------       -------        -------       -------      -------
Net asset value, end of period       $9.22          $7.71         $9.04         $12.74        $15.17       $11.73
                                   =======        =======       =======        =======       =======      =======
TOTAL RETURN(1)                     19.58%        (14.71%)      (25.46%)       (15.70%)(2)    38.11%       11.82%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                       $20,459        $18,668       $18,798        $25,872       $22,835      $11,767
Ratio of expenses to average net
  assets before waivers and
  reimbursements                     2.45%          2.50%         2.30%          2.29% (3)     2.26%        2.56%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                     2.35%          2.35%         2.30%          2.29% (3)     2.26%        2.35%
Ratio of net investment income
  (loss) to average net assets      (0.46%)        (0.79%)       (0.28%)        (0.09%)(3)    (0.09%)       0.01%
Portfolio turnover rate(4)            138%           175%          158%           121%          128%         149%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

 82                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND -- CLASS C


                                           YEAR ENDED:                 PERIOD ENDED:                   PERIOD ENDED:
                             ---------------------------------------     1/1/2000-      YEAR ENDED:     7/31/1998-
                             10/31/2003   10/31/2002(8)   10/31/2001   10/31/2000(6)   12/31/1999(7)   12/31/1998(1)
CLASS C -- PERIOD ENDED:     ----------   -------------   ----------   -------------   -------------   -------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning
  of period                     $7.67          $8.99        $12.68         $15.10          $11.74         $12.26
Income from Investment
  Operations:
  Net investment income
    (loss)                      (0.04)         (0.05)        (0.03)          0.07           (0.02)         (0.01)
  Net realized and
    unrealized gain (loss)
    on investments               1.53          (1.27)        (3.05)         (2.44)           4.33          (0.48)
                              -------        -------       -------        -------         -------         ------
Total from investment
  operations                     1.49          (1.32)        (3.08)         (2.37)           4.31          (0.49)
Less distributions:
  Dividends from net
    investment income            0.00           0.00          0.00           0.00           (0.12)         (0.03)
  Distributions from
    capital gains                0.00           0.00         (0.61)         (0.05)          (0.83)          0.00
  Return of capital              0.00           0.00          0.00           0.00            0.00           0.00
                              -------        -------       -------        -------         -------         ------
Total distributions              0.00           0.00         (0.61)         (0.05)          (0.95)         (0.03)
                              -------        -------       -------        -------         -------         ------
Net asset value, end of
  period                        $9.16          $7.67         $8.99         $12.68          $15.10         $11.74
                              =======        =======       =======        =======         =======         ======
TOTAL RETURN(2)                19.43%        (14.68%)      (25.51%)       (15.70%)(4)      37.98%         (4.05%)(4)
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in thousands)              $14,790        $13,438       $18,523        $26,912         $13,514         $1,379
Ratio of expenses to
  average net assets before
  waivers and
  reimbursements                2.35%          2.40%         2.28%          2.27% (5)       2.31%          2.83% (5)
Ratio of expenses to
  average net assets after
  waivers and
  reimbursements                2.35%          2.35%         2.28%          2.27% (5)       2.31%          2.35% (5)
Ratio of net investment
  income (loss) to average
  net assets                   (0.45%)        (0.64%)       (0.25%)        (0.07%)(5)      (0.13%)        (0.71%)(5)
Portfolio turnover rate(3)       138%           175%          158%           121%            128%           149%

(1) Class C shares were first offered on July 31, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) The fund's fiscal year end changed to October 31st.
(7) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(8) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     83

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND -- CLASS A


                                                                       YEAR ENDED:            PERIOD ENDED:
                                                              -----------------------------    4/30/2001-
                                                              10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS A -- PERIOD ENDED:                                      -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $8.37          $8.82           $10.00
Income from investment operations:
  Net investment income (loss)                                      0.07           0.03             0.04
  Net realized and unrealized gain (loss) on investments            4.51          (0.48)           (1.22)
                                                                 -------         ------          -------
Total from investment operations                                    4.58          (0.45)           (1.18)
Less distributions:
  Dividends from net investment income                             (0.02)          0.00             0.00
  Distributions from capital gains                                  0.00           0.00             0.00
  Return of capital                                                 0.00           0.00             0.00
                                                                 -------         ------          -------
Total distributions                                                (0.02)          0.00             0.00
                                                                 -------         ------          -------
Net asset value, end of period                                    $12.93          $8.37            $8.82
                                                                 =======         ======          =======
TOTAL RETURN(2)                                                   54.76%         (5.10%)         (11.80%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $12,320         $4,598           $2,156
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   2.36%          3.09%            3.46% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.65%          1.65%            1.65% (4)
Ratio of net investment income (loss) to average net assets        0.72%          0.44%            0.86% (4)
Portfolio turnover rate(3)                                          166%           194%             128%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

 84                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND -- CLASS B


                                                                       YEAR ENDED:            PERIOD ENDED:
                                                              -----------------------------    4/30/2001-
                                                              10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS B -- PERIOD ENDED:                                      -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $8.34           $8.81           $10.00
Income from investment operations:
  Net investment income (loss)                                     0.01           (0.02)            0.00
  Net realized and unrealized gain (loss) on investments           4.47           (0.45)           (1.19)
                                                                 ------          ------          -------
Total from investment operations                                   4.48           (0.47)           (1.19)
Less distributions:
  Dividends from net investment income                             0.00            0.00             0.00
  Distributions from capital gains                                 0.00            0.00             0.00
  Return of capital                                                0.00            0.00             0.00
                                                                 ------          ------          -------
Total distributions                                                0.00            0.00             0.00
                                                                 ------          ------          -------
Net asset value, end of period                                   $12.82           $8.34            $8.81
                                                                 ======          ======          =======
TOTAL RETURN(2)                                                  53.72%          (5.34%)         (11.90%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $2,237            $926             $275
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  3.09%           3.81%            4.12% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  2.35%           2.35%            2.35% (4)
Ratio of net investment income (loss) to average net assets       0.03%          (0.26%)           0.16% (4)
Portfolio turnover rate(3)                                         166%            194%             128%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND -- CLASS C


                                                                       YEAR ENDED:            PERIOD ENDED:
                                                              -----------------------------    4/30/2001-
                                                              10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS C -- PERIOD ENDED:                                      -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $8.28           $8.78           $10.00
Income from investment operations:
  Net investment income (loss)                                     0.01           (0.03)            0.01
  Net realized and unrealized gain (loss) on investments           4.43           (0.47)           (1.23)
                                                                 ------          ------          -------
Total from investment operations                                   4.44           (0.50)           (1.22)
Less distributions:
  Dividends from net investment income                             0.00            0.00             0.00
  Distributions from capital gains                                 0.00            0.00             0.00
  Return of capital                                                0.00            0.00             0.00
                                                                 ------          ------          -------
Total distributions                                                0.00            0.00             0.00
                                                                 ------          ------          -------
Net asset value, end of period                                   $12.72           $8.28            $8.78
                                                                 ======          ======          =======
TOTAL RETURN(2)                                                  53.62%          (5.70%)         (12.20%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $3,004            $859             $425
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.96%           3.53%            4.12% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  2.35%           2.35%            2.35% (4)
Ratio of net investment income (loss) to average net assets      (0.03%)         (0.26%)           0.16% (4)
Portfolio turnover rate(3)                                         166%            194%             128%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

 86                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.


When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;" as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

THE HARTFORD MUTUAL FUNDS                                                     87

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.
As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.


PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

 88                                                    THE HARTFORD MUTUAL FUNDS

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

THE HARTFORD MUTUAL FUNDS                                                     89

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.


SEC FILE NUMBER:
The Hartford Mutual Funds, Inc. 811-07589

THE HARTFORD MUTUAL FUNDS

                                          CLASS A, CLASS B AND CLASS C SHARES

                                          PROSPECTUS
                                          MARCH 1, 2004
                                          (AS SUPPLEMENTED MARCH 15, 2004)

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND          THE HARTFORD SMALL CAP, MID CAP, AND
EXCHANGE COMMISSION HAS NOT APPROVED OR               MULTI CAP FUNDS
DISAPPROVED THESE SECURITIES OR PASSED UPON THE
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION       THE HARTFORD CAPITAL APPRECIATION FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.                THE HARTFORD GROWTH OPPORTUNITIES FUND
                                                      THE HARTFORD MIDCAP FUND
                                                      THE HARTFORD MIDCAP VALUE FUND
                                                      THE HARTFORD SMALL COMPANY FUND
                                                      THE HARTFORD SMALLCAP GROWTH FUND
                                                      THE HARTFORD VALUE OPPORTUNITIES FUND

                             THE HARTFORD MUTUAL FUNDS
                             P.O. BOX 64387
                             ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                              Introduction                                                           2

A summary of each fund's                  The Hartford Capital Appreciation Fund                                 3
goals, principal strategies,              The Hartford Growth Opportunities Fund                                 7
main risks, performance                   The Hartford MidCap Fund                                              11
and expenses                              The Hartford MidCap Value Fund                                        15
                                          The Hartford Small Company Fund                                       19
                                          The Hartford SmallCap Growth Fund                                     23
                                          The Hartford Value Opportunities Fund                                 27

Description of other                      Investment strategies and investment matters                          31
investment strategies and
investment risks

Investment manager and                    Management of the funds                                               35
management fee information

Information on your                       About your account                                                    37
account                                   Choosing a share class                                                37
                                          How sales charges are calculated                                      37
                                          Sales charge reductions and waivers                                   39
                                          Opening an account                                                    41
                                          Buying shares                                                         42
                                          Selling shares                                                        44
                                          Transaction policies                                                  47
                                          Dividends and account policies                                        49
                                          Additional investor services                                          50

Further information on the                Financial highlights                                                  52
funds                                     Privacy policy                                                        73
                                          For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, B and C shares of the funds.

Each fund is a diversified fund.

Growth Opportunities Fund, SmallCap Growth Fund and Value Opportunities Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser, Wellington Management Company, LLP ("Wellington Management"). Information regarding HIFSCO and Wellington Management is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Capital Appreciation Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                      3

                                          THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 75%
  50
  25
               55.11%   3.26%    66.76%   8.35%                      40.40%
   0
 -25
                                                   -6.74%  -22.86%
                1997     1998     1999     2000     2001     2002     2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 36.81% (4th quarter, 1999) and the lowest quarterly return was -21.94% (3rd quarter, 1998).
--------------------------------------------------------------------------------

 4                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 07/22/96)
   Class A Return Before Taxes                       32.68%   11.52%         19.68%
   Class A Return After Taxes on Distributions       32.68%    9.52%         17.75%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               21.24%    8.80%         16.44%
   Class B Return Before Taxes                       34.34%   11.72%         19.74%
   Class C Return Before Taxes(1)                    37.08%   11.79%         19.63%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                                28.67%   -0.57%          9.55%(2)

INDEX: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2003.

THE HARTFORD MUTUAL FUNDS                                                      5

                                          THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.68%      0.68%      0.68%
   Distribution and service (12b-1) fees       0.30%(2)    1.00%      1.00%
   Other expenses                               0.47%      0.49%      0.37%
   Total annual operating expenses             1.45%(2)    2.17%      2.05%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  689     $  720     $  406
   Year 3                                      $  983     $  979     $  736
   Year 5                                      $1,299     $1,364     $1,192
   Year 10                                     $2,190     $2,503     $2,455

You would pay the following expenses if you did not redeem your shares:

        EXPENSES (WITHOUT REDEMPTION)          CLASS A    CLASS B    CLASS C
   Year 1                                      $  689     $  220     $  306
   Year 3                                      $  983     $  679     $  736
   Year 5                                      $1,299     $1,164     $1,192
   Year 10                                     $2,190     $2,503     $2,455

 6                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                      7

                                          THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund's Class L, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 60%
  45
  30
  15
                        25.49%   17.18%   13.74%   18.97%   53.67%   3.47%                      43.61%
   0
 -15
               -8.20%                                                        -24.11%  -28.44%
 -30

                1994     1995     1996     1997     1998     1999     2000     2001     2002     2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 43.93% (4th quarter, 1999) and the lowest quarterly return was -23.93% (1st quarter, 2001).
--------------------------------------------------------------------------------

(1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.

 8                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                    1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
   Class A Return Before Taxes(1)                   35.73%    3.22%     7.91%            N/A
   Class A Return After Taxes on Distributions(1)   35.73%    0.89%     5.40%            N/A
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                           23.21%    2.27%     6.05%            N/A
   Class B Return Before Taxes(1)                   37.61%    3.42%       N/A          9.59%(2)
   Class C Return Before Taxes(1)                   40.28%    3.28%       N/A          9.47%(2)
   Russell 3000 Growth Index (reflects no
   deduction for fees, expenses or taxes)           30.97%   -4.69%     8.81%          9.86%(3)

INDEX: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an Index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

(2) Class B and Class C performance information is based on the inception date of Class M and Class N shares, 11/14/94.

(3) Return is from 11/30/1994 - 12/31/2003.

THE HARTFORD MUTUAL FUNDS                                                      9

                                          THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.78%      0.78%      0.78%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses                               0.41%      0.44%      0.32%
   Total annual operating expenses(3)           1.49%(2)   2.22%      2.10%

(1) A contingent deferred sales charge of 1.00% may apply only on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.45%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  693     $  725     $  411
   Year 3                                      $  995     $  994     $  751
   Year 5                                      $1,318     $1,390     $1,218
   Year 10                                     $2,232     $2,554     $2,507

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  693     $  225     $  311
   Year 3                                      $  995     $  694     $  751
   Year 5                                      $1,318     $1,190     $1,218
   Year 10                                     $2,232     $2,554     $2,507

 10                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

CLASS A, B AND C SHARES OF THIS FUND ARE NOT OFFERED TO NEW INVESTORS AS OF SEPTEMBER 19, 2003. HOWEVER, INVESTORS HOLDING SHARES OF THE FUND ON THAT DATE AND INVESTORS PURCHASING SHARES OF THE FUND THROUGH WRAP-FEE OR SIMILAR PROGRAMS IN CONNECTION WITH CERTAIN INVESTMENT PLATFORMS MAY PURCHASE ADDITIONAL SHARES THEREAFTER.

INVESTMENT GOAL.  The Hartford MidCap Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2003, this range was between approximately $209.9 million and $17.0 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a two-tiered investment strategy:

  - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and demographic trends. Through top down analysis, Wellington Management anticipates trends and changes in markets and the economy overall and identifies industries and sectors that are expected to outperform.

  - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures and indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     11

                                                        THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities.

The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 60%
  50
  40
  30
  20
  10
                23.12%     50.17%     24.86%                           35.84%
   0
 -10
                                                 -4.65%    -15.01%
 -20
                 1998       1999       2000       2001       2002       2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 29.78% (4th quarter, 1999) and the lowest quarterly return was -18.47% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 12                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 12/31/97)
   Class A Return Before Taxes                      28.38%   14.29%         15.71%
   Class A Return After Taxes on Distributions      28.38%   12.91%         14.53%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              18.44%   11.63%         13.14%
   Class B Return Before Taxes                      29.89%   14.54%         15.97%
   Class C Return Before Taxes(1)                   32.71%   14.61%         15.84%
   S&P MidCap 400 Index (reflects no deduction for
   fees, expenses or taxes)                         35.62%    9.21%         10.93%

INDEX: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

THE HARTFORD MUTUAL FUNDS                                                     13

                                                        THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                None(1)     5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.76%      0.76%      0.76%
   Distribution and service (12b-1) fees       0.30%(2)    1.00%      1.00%
   Other expenses                               0.44%      0.47%      0.34%
   Total annual operating expenses             1.50%(2)    2.23%      2.10%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  694     $  726     $  411
   Year 3                                      $  998     $  997     $  751
   Year 5                                      $1,323     $1,395     $1,218
   Year 10                                     $2,242     $2,565     $2,507

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  694     $  226     $  311
   Year 3                                      $  998     $  697     $  751
   Year 5                                      $1,323     $1,195     $1,218
   Year 10                                     $2,242     $2,565     $2,507

 14                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD MIDCAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2003, this range was between approximately $209.9 million and $17.0 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:

  -  high fundamental investment value

  -  strong management team

  -  strong industry position

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                     15

                                                  THE HARTFORD MIDCAP VALUE FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 45%
  30
  15
                                                      42.49%
   0
 -15
                        -13.49%
                          2002                         2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 20.83% (2nd quarter, 2003) and the lowest quarterly return was -20.08% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 16                                                    THE HARTFORD MUTUAL FUNDS

                                                  THE HARTFORD MIDCAP VALUE FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                              LIFE OF FUND
                                                    1 YEAR   (SINCE 4/30/01)
   Class A Return Before Taxes                      34.65%        5.61%
   Class A Return After Taxes on Distributions      34.65%        5.61%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              22.53%        4.80%
   Class B Return Before Taxes                      36.58%        6.12%
   Class C Return Before Taxes                      39.16%        6.74%
   Russell 2500 Value Index (reflects no deduction
   for fees, expenses or taxes)                     44.93%       12.93%

INDEX: The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     17

                                                  THE HARTFORD MIDCAP VALUE FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                None(1)     5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees       0.30%(2)    1.00%      1.00%
   Other expenses                               0.45%      0.48%      0.35%
   Total annual operating expenses(3)          1.60%(2)    2.33%      2.20%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.45%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  704     $  736     $  421
   Year 3                                      $1,027     $1,027     $  781
   Year 5                                      $1,373     $1,445     $1,268
   Year 10                                     $2,346     $2,666     $2,609

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  704     $  236     $  321
   Year 3                                      $1,027     $  727     $  781
   Year 5                                      $1,373     $1,245     $1,268
   Year 10                                     $2,346     $2,666     $2,609

 18                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Small Company Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2003, this range was between approximately $7.3 million and $4.9 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

  -  have potential for above-average earnings growth,

  -  are undervalued in relation to their investment potential,

  - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

  - are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     19

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 80%
  60
  40
  20
               19.28%   10.46%   65.66%                              55.40%
   0
 -20
                                         -13.12%  -15.84%  -30.54%
 -40

                1997     1998     1999     2000     2001     2002     2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 35.86% (4th quarter, 1999) and the lowest quarterly return was -23.71% (3rd quarter, 2001).
--------------------------------------------------------------------------------

 20                                                    THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 07/22/96)
   Class A Return Before Taxes                      46.86%    4.33%         8.68%
   Class A Return After Taxes on Distributions      46.86%    3.24%         7.24%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              30.46%    3.14%         6.71%
   Class B Return Before Taxes                      49.43%    4.43%         8.76%
   Class C Return Before Taxes(1)                   51.83%    4.57%         8.64%
   Russell 2000 Growth Index (reflects no
   deduction for fees, expenses or taxes)           48.54%    0.86%         2.32%(2)

INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2003.

THE HARTFORD MUTUAL FUNDS                                                     21

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses                               0.48%      0.51%      0.38%
   Total annual operating expenses(3)           1.63%(2)   2.36%      2.23%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.45%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  707     $  739     $  424
   Year 3                                      $1,036     $1,036     $  790
   Year 5                                      $1,388     $1,460     $1,283
   Year 10                                     $2,377     $2,696     $2,639

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  707     $  239     $  324
   Year 3                                      $1,036     $  736     $  790
   Year 5                                      $1,388     $1,260     $1,283
   Year 10                                     $2,377     $2,696     $2,639

 22                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford SmallCap Growth Fund seeks to maximize short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that Wellington Management believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2003, this range was between approximately $7.3 million and $4.9 billion. The fund's portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom up." However, in constructing the fund's portfolio Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     23

                                               THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class L, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS BY
CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 125%
 100
  75
  50
  25
                        36.34%   6.93%    1.52%    19.85%  111.43%                              49.28%
   0
 -25
               -7.18%                                               -13.95%  -21.97%  -29.08%
 -50

                1994     1995     1996     1997     1998     1999     2000     2001     2002     2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 63.29% (4th quarter, 1999) and the lowest quarterly return was -29.49% (2nd quarter, 2001).
--------------------------------------------------------------------------------

(1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.

 24                                                    THE HARTFORD MUTUAL FUNDS

                                               THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                    1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
   Class A Return Before Taxes(1)                   41.06%    7.27%     8.86%            N/A
   Class A Return After Taxes on Distributions(1)   41.06%    3.28%     6.05%            N/A
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                           26.69%    4.57%     6.47%            N/A
   Class B Return Before Taxes(1)                   43.33%    7.63%       N/A         10.81%(2)
   Class C Return Before Taxes(1)                   45.95%    7.50%       N/A         10.68%(2)
   Russell 2000 Growth Index (reflects no
   deduction for fees, expenses or taxes)           48.54%    0.86%     5.43%          6.68%(3)

INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

(2) Class B and Class C performance information is based on the inception date of Class M and Class N shares, 11/14/94.

(3) Return is from 11/30/1994 - 12/31/2003.

THE HARTFORD MUTUAL FUNDS                                                     25

                                               THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.93%      0.93%      0.93%
   Distribution and service (12b-1) fees       0.30%(2)    1.00%      1.00%
   Other expenses                               0.38%      0.38%      0.29%
   Total annual operating expenses(3)          1.61%(2)    2.31%      2.22%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.45%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  705     $  734     $  423
   Year 3                                      $1,030     $1,021     $  787
   Year 5                                      $1,378     $1,435     $1,278
   Year 10                                     $2,356     $2,646     $2,629

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  705     $  234     $  323
   Year 3                                      $1,030     $  721     $  787
   Year 5                                      $1,378     $1,235     $1,278
   Year 10                                     $2,356     $2,646     $2,629

 26                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Value Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

  -  high fundamental investment value,

  -  strong management team, and

  -  strong industry position.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                     27

                                           THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class L, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 45%
  30
  15
               19.88%   24.81%   8.38%    8.84%    18.84%                     40.85%
   0
 -15
                                                            -3.99%  -25.57%
 -30

                1996     1997     1998     1999     2000     2001     2002     2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 21.74% (2nd quarter, 2003) and the lowest quarterly return was -18.38% (3rd quarter, 2001).
--------------------------------------------------------------------------------

(1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.

 28                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                                        LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 1/2/96)
   Class A Return Before Taxes(1)                   33.07%    4.23%         9.02%
   Class A Return After Taxes on Distributions(1)   33.07%    2.69%         7.15%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                           21.52%    2.73%         6.70%
   Class B Return Before Taxes(1)                   34.91%    4.31%         8.99%
   Class C Return Before Taxes(1)                   37.36%    4.26%         8.85%
   Russell 3000 Value Index (reflects no deduction
   for fees, expenses or taxes)                     31.14%    4.16%     11.10%(2)

INDEX: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

(2) Return is from 12/31/1995 - 12/31/2003.

THE HARTFORD MUTUAL FUNDS                                                     29

                                           THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A      CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%        5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%         None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)     5.00%      1.00%
   Exchange fees                                 None         None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%        1.00%      1.00%
   Distribution and service (12b-1) fees        0.30%(2)     1.00%      1.00%
   Other expenses                               0.62%        0.63%      0.51%
   Total annual operating expenses(3)           1.92%(2)     2.63%      2.51%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.45%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  734     $  766     $  452
   Year 3                                      $1,120     $1,117     $  874
   Year 5                                      $1,530     $1,595     $1,422
   Year 10                                     $2,670     $2,964     $2,917

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  734     $  266     $  352
   Year 3                                      $1,120     $  817     $  874
   Year 5                                      $1,530     $1,395     $1,422
   Year 10                                     $2,670     $2,964     $2,917

 30                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY


There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which all funds may invest as part of their principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS


The funds may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy.

THE HARTFORD MUTUAL FUNDS                                                     31

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.


Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


Capital Appreciation Fund may invest in emerging markets as part of its principal investment strategy. All other funds may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


Growth Opportunities Fund, Small Company Fund, SmallCap Growth Fund and Value Opportunities Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Capital Appreciation Fund, MidCap Fund and MidCap Value Fund may hold securities of such companies, but not as a principal investment strategy.

 32                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES


Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (HOLDRs), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the funds' total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


Capital Appreciation Fund, Growth Opportunities Fund, MidCap Fund, SmallCap Growth Fund and Small Company Fund are expected to have relatively high portfolio turnover. The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity Securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

THE HARTFORD MUTUAL FUNDS                                                     33

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT POLICIES


MidCap Fund, MidCap Value Fund, Small Company Fund and SmallCap Growth Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

 34                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $225.9 billion in assets as of December 31, 2003. At the same time, HIFSCO had over $20.8 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

THE INVESTMENT SUB-ADVISER

Wellington Management Company, LLP is the investment sub-adviser to each of the funds. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2003, Wellington Management had investment management authority over approximately $394 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

GROWTH OPPORTUNITIES FUND, SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $100,000,000                         1.00%
Next $150,000,000                          0.80%
Amount Over $250 Million                   0.70%

MIDCAP FUND, MIDCAP VALUE FUND AND SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.85%
Next $500,000,000                          0.75%
Amount Over $1 Billion                     0.70%

CAPITAL APPRECIATION FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.80%
Next $500,000,000                          0.70%
Amount Over $1 Billion                     0.65%

For each fund's fiscal year ended October 31, 2003, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

FUND NAME                                10/31/2003
---------                                ----------
The Hartford Capital Appreciation Fund     0.68%
The Hartford Growth Opportunities Fund     0.78%
The Hartford MidCap Fund                   0.76%
The Hartford MidCap Value Fund             0.85%
The Hartford Small Company Fund            0.85%
The Hartford SmallCap Growth Fund          0.93%
The Hartford Value Opportunities Fund      1.00%

THE HARTFORD MUTUAL FUNDS                                                     35

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below.

CAPITAL APPRECIATION FUND Saul J. Pannell, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception
(1996). Mr. Pannell joined Wellington Management in 1979 and has been an investment professional since 1974.

GROWTH OPPORTUNITIES FUND Michael Carmen has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Carmen, Senior Vice President of Wellington Management, joined Wellington Management as a portfolio manager in 1999. Prior to joining Wellington Management, he was an equity portfolio manager at Kobrick Funds (1997-1999), State Street Research and Management (1992-1996, 1997) and Montgomery Asset Management (1996).

MIDCAP FUND Phillip H. Perelmuter, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception
(1997). Mr. Perelmuter joined Wellington Management in 1995 and has been an investment professional since 1983.

MIDCAP VALUE FUND The fund is managed by Wellington Management using a team of analysts led by James N. Mordy that specialize in value oriented investing. Mr. Mordy is Senior Vice President of Wellington Management and has led the team since April, 2001. He joined Wellington Management in 1985 and has been an investment professional since that time.

SMALL COMPANY FUND Steven C. Angeli, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since January 2, 2000. Mr. Angeli joined Wellington Management in 1994 and has been an investment professional since 1990.

SMALLCAP GROWTH FUND James A. Rullo and David J. Elliott have been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Rullo, Senior Vice President of Wellington Management, joined Wellington Management as a portfolio manager in 1994 and has been an investment professional since 1987. Mr. Elliott, Vice President of Wellington Management, joined Wellington Management as a Senior Systems Analyst in 1995 and has been an investment professional involved in quantitative analysis since 1999.

VALUE OPPORTUNITIES FUND The fund has been managed since its inception (January 2, 1996) by Wellington Management using a team specializing in all-cap value investing.

 36                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $250,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.30%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.30%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- 1% front-end sales charge.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

THE HARTFORD MUTUAL FUNDS                                                     37

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999     4.50%       4.71%          4.00%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.
The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last five categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

                 YEARS AFTER
                   PURCHASE                     CDSC
1st year                                        5.00%
2nd year                                        4.00%
3rd year                                        3.00%
4th year                                        3.00%
5th year                                        2.00%
6th year                                        1.00%

CLASS C sales charges for all funds, regardless of the amount that is being purchased, are as follows:

FRONT-END SALES CHARGE
                            DEALER
                          COMMISSION
AS A % OF   AS A % OF    AS PERCENTAGE
OFFERING       NET        OF OFFERING
  PRICE     INVESTMENT       PRICE
              1.01%          1.00%
1.00%

YEARS AFTER
PURCHASE                                        CDSC
1st year                                        1.00%
After 1 year                                     None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies the fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that

 38                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds (including The Hartford Money Market Fund, which, like the other Hartford Mutual Funds not discussed herein, is offered through a separate prospectus) you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge. In addition, if you are a natural person who owns certain annuities or variable life insurance products that are issued by entities associated with The Hartford, the current account value of your contract or policy will be included. The eligible annuity and life insurance products are discussed in the funds' SAI. Participants in retirement plans receive breakpoints at the plan level. You must notify your broker, and your broker must notify the funds, that you are eligible for this privilege each time you make a purchase.

- LETTER OF INTENT -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any of The Hartford Mutual Funds within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

THE HARTFORD MUTUAL FUNDS                                                     39

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives,

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- individuals purchasing shares with the proceeds from shares redeemed from another fund complex within the last 60 days on which an initial or contingent deferred sales charge was paid (1% CDSC applies if redeemed within 18 months),

- individuals purchasing shares with the proceeds from an eligible rollover distribution from a Hartford Life Insurance Company variable annuity contract or funding agreement within a 457, 403(b) or governmental 401 plan,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

CLASS C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the distributor to waive this charge. See the SAI for a listing of those broker-dealer firms that have entered into such agreements.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the Funds' shares ("Additional Payments") based on a number of factors described in the funds' SAI. This additional compensation is not paid directly by you.

With the exception of certain compensation arrangements specifically discussed in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets) of the Funds attributable to a particular Financial Intermediary, on sales of the Funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the Funds attributable to a particular Financial Intermediary. Please refer to the SAI for a listing of Financial Intermediaries to whom the distributor makes such Additional Payments. Separate Additional Payments may also be made in connection with the sale and distribution of the Funds' shares in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail in the SAI. These Negotiated Additional Amounts paid to Financial Intermediaries in connection with the sale and

 40                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

distribution of the Funds' shares may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor. With the exception of certain Negotiated Additional Amounts specifically discussed in the SAI, payments of Negotiated Additional Amounts did not exceed $500,000 per Financial Intermediary for the calendar year ended December 31, 2003.

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

  -  non-retirement accounts: $1,000 per fund

  -  retirement accounts: $1,000 per fund

  - Automatic Investment Plans: $50 to open; you must invest at least $50 in each fund a month

  -  subsequent investments: $50 per fund

Minimum investment amounts may be waived for certain retirement accounts including IRAs and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                                  1-888-843-7824
               P.O. BOX 64387                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                      PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     41

BUYING SHARES


                           OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
 BY CHECK
              - Make out a check for the investment           - Make out a check for the investment
  [CHECK        amount, payable to "The Hartford Mutual         amount, payable to "The Hartford Mutual
  GRAPHIC]      Funds".                                         Funds".
              - Deliver the check and your completed          - Fill out the detachable investment slip
                application to your financial                   from an account statement. If no slip is
                representative, plan administrator or mail      available, include a note specifying the
                to the address listed below.                    fund name, your share class, your account
                                                                number and the name(s) in which the
                                                                account is registered.
                                                              - Deliver the check and your investment slip
                                                                or note to your financial representative,
                                                                plan administrator or mail to the address
                                                                listed below.
 BY EXCHANGE
              - Call your financial representative, plan      - Call your financial representative, plan
  [ARROW        administrator or the transfer agent at the      administrator or the transfer agent at the
  GRAPHIC]      number below to request an exchange. The        number below to request an exchange. The
                minimum exchange amount is $500 per fund.       minimum exchange amount is $500 per fund.
 BY WIRE
              - Deliver your completed application to your    - Instruct your bank to wire the amount of
  [WIRE         financial representative, or mail it to         your investment to:
  GRAPHIC]      the address below.                                U.S. Bank National Association
              - Obtain your account number by calling your        ABA #091000022, credit account no:
                financial representative or the phone             1-702-2514-1341
                number below.                                     The Hartford Mutual Funds Purchase
              - Instruct your bank to wire the amount of          Account
                your investment to:                               For further credit to: (your name)
                  U.S. Bank National Association                  Hartford Mutual Funds Account Number:
                  ABA #091000022, credit account no:              (your account number)
                  1-702-2514-1341                               Specify the fund name, your share class,
                  The Hartford Mutual Funds Purchase            your account number and the name(s) in
                  Account                                       which the account is registered. Your bank
                  For further credit to: (your name)            may charge a fee to wire funds.
                  Hartford Mutual Funds Account Number:
                  (your account number)
                Specify the fund name, your choice of
                share class, the new account number and
                the name(s) in which the account is
                registered. Your bank may charge a fee to
                wire funds.

                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                                  1-888-843-7824
               P.O. BOX 64387                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                                        PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.

 42                                                    THE HARTFORD MUTUAL FUNDS

 BY PHONE
              - See "By Wire" and "By Exchange"               - Verify that your bank or credit union is a
  [PHONE                                                        member of the Automated Clearing House
  GRAPHIC]                                                      (ACH) system.
                                                              - Complete the "Telephone Exchanges and
                                                                Telephone Redemption" and "Bank Account or
                                                                Credit Union Information" sections on your
                                                                account application.
                                                              - Call the transfer agent at the number
                                                                below to verify that these features are in
                                                                place on your account.
                                                              - Tell the transfer agent representative the
                                                                fund name, your share class, your account
                                                                number, the name(s) in which the account
                                                                is registered and the amount of your
                                                                investment.

To open or add to an account using the Automatic Investment Plan, see "Additional Investor Services".

                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                                  1-888-843-7824
               P.O. BOX 64387                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                      PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     43

SELLING SHARES


 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see next page).
                - Mail the materials to the address below or to your plan
                  administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee (currently $10) which will be deducted
                  from redemption proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE        - To place your order with a representative, call the
  GRAPHIC]        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 8 A.M. and 6 P.M.
                  Eastern Time (between 7 A.M. and 5 P.M. Central Time) on
                  Friday. Orders received after 4 P.M. Eastern Time (3 P.M.
                  Central Time) will receive the next business day's
                  offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [COMPUTER       Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Generally, amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this
                  service.
                - Amounts of less than $1,000 may be sent by EFT or by
                  check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW          are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.
To sell shares through a systematic withdrawal plan, see "Additional
  Investor Services".

                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                                  1-888-843-7824
               P.O. BOX 64387                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                                        PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.

 44                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by a check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Signature guarantee if applicable (see above).

                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                                  1-888-843-7824
               P.O. BOX 64387                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                      PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     45

    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Copy of death certificate.
                - Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.


   ADDRESS:                            PHONE NUMBER:
 THE HARTFORD                          1-888-843-7824
  MUTUAL FUNDS        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
P.O. BOX 64387         ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.
 ST. PAUL, MN
   55164-0387

 46                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4 p.m. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates, as determined under procedures established by the applicable Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using prevailing exchange rates. Debt securities (other than short-term obligations) held by each fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the Board of Directors. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments of the funds that will mature in 60 days or less are valued at amortized cost, which approximates market value.

Certain funds may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of the fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.


BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is complete (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

THE HARTFORD MUTUAL FUNDS                                                     47

TRANSACTION POLICIES
--------------------------------------------------------------------------------

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class L, M, N, H, Z, Y or E shares of certain funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Because excessive account transactions can disrupt the management of the funds, negatively affect the funds' performance and increase transaction costs for all shareholders, the funds limit account activity as follows:

- you may make no more than two substantive exchanges out of the same fund in any 90 day period (excluding automatic programs);

- the funds may refuse a share purchase at any time, for any reason;

- the funds may revoke an investor's exchange privilege at any time, for any reason.

"Substantive" means a dollar amount that the funds determine, in their sole discretion, could adversely affect the management of the funds.

Some investors purchase or sell shares of the funds through financial intermediaries and omnibus accounts that aggregate the orders of several investors and forward the aggregate orders to the funds. Because the funds receive aggregate purchase and sales orders from the financial intermediaries and omnibus accounts, the funds cannot always know or reasonably detect excessive trading by investors that enter orders through these intermediaries or omnibus accounts.

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS
(NON-RETIREMENT ONLY)


If the total value of your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

 48                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099-DIV tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Dividends from net investment income of the funds are normally declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

THE HARTFORD MUTUAL FUNDS                                                     49

TRANSACTION POLICIES
--------------------------------------------------------------------------------

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($50 minimum per fund) for your first investment amount payable to "The Hartford Mutual Funds." Deliver your check and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund

 50                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

to the same class of shares of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee will be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

THE HARTFORD MUTUAL FUNDS                                                     51

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS A

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2003 and October 31, 2002 has been derived from the financial statements audited by Ernst & Young, LLP, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. With respect to the funds that are series of The Hartford Mutual Funds, Inc., the information for the periods ended on or before October 31, 2001 has been audited by Arthur Andersen, LLP.*

                                                    YEAR ENDED:                 PERIOD ENDED:         YEAR ENDED:
                                      ---------------------------------------     1/1/2000-     -----------------------
                                      10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999   12/31/1998
CLASS A -- PERIOD ENDED:              ----------   -------------   ----------   -------------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period     $20.47         $24.12        $33.20         $31.72        $20.42       $19.90
Income from Investment Operations:
 Net investment income (loss)             (0.04)         (0.06)         0.05          (0.01)        (0.07)       (0.10)
 Net realized and unrealized gain
   (loss) on investments                   6.07          (3.59)        (5.12)          3.15         13.28         0.75
                                      ----------    ----------     ----------    ----------      --------     --------
Total from investment operations           6.03          (3.65)        (5.07)          3.14         13.21         0.65
Less distributions:
 Dividends from net investment
   income                                  0.00           0.00          0.00           0.00          0.00         0.00
 Distributions from capital gains          0.00           0.00         (4.01)         (1.66)        (1.91)       (0.13)
 Return of capital                         0.00           0.00          0.00           0.00          0.00         0.00
                                      ----------    ----------     ----------    ----------      --------     --------
Total distributions                        0.00           0.00         (4.01)         (1.66)        (1.91)       (0.13)
                                      ----------    ----------     ----------    ----------      --------     --------
Net asset value, end of period           $26.50         $20.47        $24.12         $33.20        $31.72       $20.42
                                      ==========    ==========     ==========    ==========      ========     ========
TOTAL RETURN(1)                          29.46%        (15.13%)      (17.24%)        10.18%(2)     66.76%        3.26%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)                           $2,357,913    $1,700,765     $1,585,508    $1,309,836      $797,656     $364,951
Ratio of expenses to average net
 assets before waivers and
 reimbursements                           1.45%          1.45%         1.33%          1.32%(3)      1.38%        1.49%
Ratio of expenses to average net
 assets after waivers and
 reimbursements                           1.43%          1.40%         1.28%          1.27%(3)      1.33%        1.44%
Ratio of net investment income
 (loss) to average net assets            (0.13%)        (0.28%)       (0.22%)        (0.42%)(3)    (0.61%)      (0.70%)
Portfolio turnover rate(4)                 113%           112%          132%           130%          169%         123%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.
 * In light of recent developments affecting Arthur Andersen LLP, management has been unable, despite reasonable efforts, to obtain Arthur Andersen LLP's consent to the inclusion in the registration statement for The Hartford Mutual Funds, Inc. of the audited financial statements for the periods ended on or before October 31, 2001. The failure of Arthur Andersen LLP to provide its consent may adversely affect the ability of a shareholder to seek to recover damages related to the shareholder's reliance on such financial statements.

 52                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS B


                                                YEAR ENDED:                 PERIOD ENDED:         YEAR ENDED:
                                  ---------------------------------------     1/1/2000-     -----------------------
                                  10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999   12/31/1998
CLASS B -- PERIOD ENDED:          ----------   -------------   ----------   -------------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                             $19.44        $23.06         $32.14        $30.92         $20.08       $19.71
Income from Investment
  Operations:
  Net investment income (loss)        (0.19)        (0.25)         (0.02)        (0.12)         (0.19)       (0.21)
  Net realized and unrealized
    gain (loss) on investments         5.72         (3.37)         (5.05)         3.00          12.94         0.71
                                  ----------     --------       --------      --------       --------     --------
Total from investment operations       5.53         (3.62)         (5.07)         2.88          12.75         0.50
Less distributions:
  Dividends from net investment
    income                             0.00          0.00           0.00          0.00           0.00         0.00
  Distributions from capital
    gains                              0.00          0.00          (4.01)        (1.66)         (1.91)       (0.13)
  Return of capital                    0.00          0.00           0.00          0.00           0.00         0.00
                                  ----------     --------       --------      --------       --------     --------
Total distributions                    0.00          0.00          (4.01)        (1.66)         (1.91)       (0.13)
                                  ----------     --------       --------      --------       --------     --------
Net asset value, end of period       $24.97        $19.44         $23.06        $32.14         $30.92       $20.08
                                  ==========     ========       ========      ========       ========     ========
TOTAL RETURN(1)                      28.45%       (15.70%)       (17.88%)        9.59%(2)      65.58%        2.52%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                      $1,140,154     $884,553       $876,826      $826,495       $569,201     $290,756
Ratio of expenses to average net
  assets before waivers and
  reimbursements                      2.17%         2.14%          1.99%         1.97% (3)      2.02%        2.15%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                      2.17%         2.14%          1.99%         1.97% (3)      2.02%        2.15%
Ratio of net investment income
  (loss) to average net assets       (0.87%)       (1.04%)        (0.93%)       (1.12%)(3)     (1.31%)      (1.39%)
Portfolio turnover rate(4)             113%          112%           132%          130%           169%         123%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     53

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS C


                                        YEAR ENDED:                 PERIOD ENDED:                    PERIOD ENDED:
                          ---------------------------------------     1/1/2000-      YEAR ENDED:       7/31/1998-
                          10/31/2003   10/31/2002(8)   10/31/2001   10/31/2000(6)   12/31/1999(7)   12/31/1998(1)(7)
CLASS C -- PERIOD ENDED:  ----------   -------------   ----------   -------------   -------------   ----------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning of period        $19.44        $23.04         $32.10        $30.89          $20.08           $19.67
Income from Investment
  Operations:
  Net investment income
    (loss)                    (0.16)        (0.22)         (0.06)        (0.15)          (0.12)           (0.06)
  Net realized and
    unrealized gain
    (loss) on
    investments                5.72         (3.38)         (4.99)         3.02           12.84             0.47
                           --------      --------       --------      --------        --------          -------
Total from investment
  operations                   5.56         (3.60)         (5.05)         2.87           12.72             0.41
Less distributions:
  Dividends from net
    investment income          0.00          0.00           0.00          0.00            0.00             0.00
  Distributions from
    capital gains              0.00          0.00          (4.01)        (1.66)          (1.91)            0.00
  Return of capital            0.00          0.00           0.00          0.00            0.00             0.00
                           --------      --------       --------      --------        --------          -------
Total distributions            0.00          0.00          (4.01)        (1.66)          (1.91)            0.00
                           --------      --------       --------      --------        --------          -------
Net asset value, end of
  period                     $25.00        $19.44         $23.04        $32.10          $30.89           $20.08
                           ========      ========       ========      ========        ========          =======
TOTAL RETURN(2)              28.60%       (15.62%)       (17.84%)        9.56%(4)       65.44%            2.10%(4)
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of
  period (in thousands)    $981,246      $738,988       $666,372      $494,391        $191,466          $15,231
Ratio of expenses to
  average net assets
  before waivers and
  reimbursements              2.05%         2.02%          1.99%         1.99%(5)        2.09%            2.29%(5)
Ratio of expenses to
  average net assets
  after waivers and
  reimbursements              2.05%         2.02%          1.99%         1.99%(5)        2.09%            2.15%(5)
Ratio of net investment
  income (loss) to
  average net assets         (0.75%)       (0.92%)        (0.93%)       (1.14%)(5)      (1.37%)          (1.34%)(5)
Portfolio turnover
  rate(3)                      113%          112%           132%          130%            169%             123%

(1) Class C shares were first offered on July 31, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) The fund's fiscal year end changed to October 31st.
(7) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(8) Per share amounts have been calculated using average shares outstanding method.

 54                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH OPPORTUNITIES FUND -- CLASS A


                                                                             PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $15.31       $19.80
Income from Investment Operations:
  Net investment income (loss)                                    (0.07)       (0.06)
  Net realized and unrealized gain (loss) on investments           6.01        (4.43)
                                                                -------      -------
Total from investment operations                                   5.94        (4.49)
Less distributions:
  Dividends from net investment income                             0.00         0.00
  Distributions from capital gains                                 0.00         0.00
  Return of capital                                                0.00         0.00
                                                                -------      -------
Total distributions                                                0.00         0.00
                                                                -------      -------
Net asset value, end of period                                   $21.25       $15.31
                                                                =======      =======
TOTAL RETURN(3)                                                  38.80%      (22.68%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $17,149       $3,338
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.49%        1.62% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.45%        1.45% (2)
Ratio of net investment income (loss) to average net assets      (0.88%)      (0.92%)(2)
Portfolio turnover rate(4)                                         158%         182%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

THE HARTFORD MUTUAL FUNDS                                                     55

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH OPPORTUNITIES FUND -- CLASS B


                                                                             PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $13.71        $17.80
Income from Investment Operations:
  Net investment income (loss)                                   (0.12)        (0.10)
  Net realized and unrealized gain (loss) on investments          5.32         (3.99)
                                                                ------       -------
Total from investment operations                                  5.20         (4.09)
Less distributions:
  Dividends from net investment income                            0.00          0.00
  Distributions from capital gains                                0.00          0.00
  Return of capital                                               0.00          0.00
                                                                ------       -------
Total distributions                                               0.00          0.00
                                                                ------       -------
Net asset value, end of period                                  $18.91        $13.71
                                                                ======       =======
TOTAL RETURN(3)                                                 37.93%       (22.99%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $4,470          $777
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.22%         2.30% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%         2.15% (2)
Ratio of net investment income (loss) to average net assets     (1.58%)       (1.60%)(2)
Portfolio turnover rate(4)                                        158%          182%

(1) Not Annualized
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 56                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH OPPORTUNITIES FUND -- CLASS C


                                                                             PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $13.70       $17.80
Income from Investment Operations:
  Net investment income (loss)                                    (0.09)       (0.09)
  Net realized and unrealized gain (loss) on investments           5.30        (4.01)
                                                                -------      -------
Total from investment operations                                   5.21        (4.10)
Less distributions:
  Dividends from net investment income                             0.00         0.00
  Distributions from capital gains                                 0.00         0.00
  Return of capital                                                0.00         0.00
Total distributions                                                0.00         0.00
                                                                -------      -------
Net asset value, end of period                                   $18.91       $13.70
                                                                =======      =======
TOTAL RETURN(3)                                                  38.03%      (23.05%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $5,238         $892
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.10%        2.09% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  2.10%        2.09% (2)
Ratio of net investment income (loss) to average net assets      (1.54%)      (1.56%)(2)
Portfolio turnover rate(4)                                         158%         182%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

THE HARTFORD MUTUAL FUNDS                                                     57

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP FUND -- CLASS A


                                                YEAR ENDED:                  PERIOD ENDED:         YEAR ENDED:
                                  ----------------------------------------     1/1/2000-     ------------------------
                                  10/31/2003    10/31/2002(6)   10/31/2001   10/31/2000(3)   12/31/1999    12/31/1998
CLASS A -- PERIOD ENDED:          -----------   -------------   ----------   -------------   -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                              $15.50        $16.57         $22.42        $17.78         $12.30       $10.00
Income from Investment
  Operations:
  Net investment income (loss)         (0.08)        (0.10)         (0.03)        (0.03)         (0.03)       (0.05)
  Net realized and unrealized
    gain (loss) on investments          5.16         (0.97)         (3.89)         5.37           6.08         2.35
                                  ----------      --------       --------      --------       --------      -------
Total from investment operations        5.08         (1.07)         (3.92)         5.34           6.05         2.30
Less distributions:
  Dividends from net investment
    income                              0.00          0.00           0.00          0.00           0.00         0.00
  Distributions from capital
    gains                               0.00          0.00          (1.93)        (0.70)         (0.57)        0.00
  Return of capital                     0.00          0.00           0.00          0.00           0.00         0.00
                                  ----------      --------       --------      --------       --------      -------
Total distributions                     0.00          0.00          (1.93)        (0.70)         (0.57)        0.00
                                  ----------      --------       --------      --------       --------      -------
Net asset value, end of period        $20.58        $15.50         $16.57        $22.42         $17.78       $12.30
                                  ==========      ========       ========      ========       ========      =======
TOTAL RETURN(1)                       32.77%        (6.46%)       (18.94%)       30.50% (5)     50.17%       23.12%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                      $1,413,021      $704,238       $612,750      $425,686       $118,194      $24,294
Ratio of expenses to average net
  assets before waivers and
  reimbursements                       1.50%         1.56%          1.43%         1.48% (4)      1.51%        1.62%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                       1.48%         1.45%          1.38%         1.43% (4)      1.45%        1.45%
Ratio of net investment income
  (loss) to average net assets        (0.58%)       (0.65%)        (0.53%)       (0.80%)(4)     (0.79%)      (0.78%)
Portfolio turnover rate(2)               70%          109%           116%          110%           123%         139%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) The fund's fiscal year end changed to October 31st.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

 58                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP FUND -- CLASS B


                                               YEAR ENDED:                   PERIOD ENDED:         YEAR ENDED:
                                ------------------------------------------     1/1/2000-     -----------------------
                                 10/31/2003     10/31/2002(6)   10/31/2001   10/31/2000(3)   12/31/1999   12/31/1998
CLASS B -- PERIOD ENDED:        -------------   -------------   ----------   -------------   ----------   ----------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period                            $14.93          $16.07        $21.96         $17.54        $12.22       $10.00
Income from Investment
  Operations:
  Net investment income (loss)       (0.20)          (0.21)        (0.09)         (0.07)        (0.03)       (0.10)
  Net realized and unrealized
    gain (loss) on investments        4.95           (0.93)        (3.87)          5.19          5.92         2.32
                                  --------        --------       -------       --------       -------       ------
Total from investment
  operations                          4.75           (1.14)        (3.96)          5.12          5.89         2.22
Less distributions:
  Dividends from net
    investment income                 0.00            0.00          0.00           0.00          0.00         0.00
  Distributions from capital
    gains                             0.00            0.00         (1.93)         (0.70)        (0.57)        0.00
  Return of capital                   0.00            0.00          0.00           0.00          0.00         0.00
                                  --------        --------       -------       --------       -------       ------
Total distributions                   0.00            0.00         (1.93)         (0.70)        (0.57)        0.00
                                  --------        --------       -------       --------       -------       ------
Net asset value, end of period      $19.68          $14.93        $16.07         $21.96        $17.54       $12.22
                                  ========        ========       =======       ========       =======       ======
TOTAL RETURN(1)                     31.82%          (7.09%)      (19.58%)        29.72% (5)    49.10%       22.32%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                      $424,959        $266,650      $265,683       $185,830       $50,301       $8,403
Ratio of expenses to average
  net assets before waivers
  and reimbursements                 2.23%           2.24%         2.11%          2.15% (4)     2.17%        2.31%
Ratio of expenses to average
  net assets after waivers and
  reimbursements                     2.20%           2.15%         2.11%          2.15% (4)     2.15%        2.15%
Ratio of net investment income
  (loss) to average net assets      (1.30%)         (1.35%)       (1.28%)        (1.52%)(4)    (1.48%)      (1.48%)
Portfolio turnover rate(2)             70%            109%          116%           110%          123%         139%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) The fund's fiscal year end changed to October 31st.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     59

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP FUND -- CLASS C


                                        YEAR ENDED:                 PERIOD ENDED:                    PERIOD ENDED:
                          ---------------------------------------     1/1/2000-      YEAR ENDED:       7/31/1998-
                          10/31/2003   10/31/2002(8)   10/31/2001   10/31/2000(6)   12/31/1999(7)   12/31/1998(1)(7)
CLASS C -- PERIOD ENDED:  ----------   -------------   ----------   -------------   -------------   ----------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning of period        $14.94        $16.08         $21.96        $17.53          $12.21           $11.23
Income from Investment
  Operations:
  Net investment income
    (loss)                    (0.18)        (0.21)         (0.12)        (0.10)          (0.04)           (0.03)
  Net realized and
    unrealized gain
    (loss) on
    investments                4.95         (0.93)         (3.83)         5.23            5.93             1.01
                           --------      --------       --------      --------         -------           ------
Total from investment
  operations                   4.77         (1.14)         (3.95)         5.13            5.89             0.98
Less distributions:
  Dividends from net
    investment income          0.00          0.00           0.00          0.00            0.00             0.00
  Distributions from
    capital gains              0.00          0.00          (1.93)        (0.70)          (0.57)            0.00
  Return of capital            0.00          0.00           0.00          0.00            0.00             0.00
                           --------      --------       --------      --------         -------           ------
Total distributions            0.00          0.00          (1.93)        (0.70)          (0.57)            0.00
                           --------      --------       --------      --------         -------           ------
Net asset value, end of
  period                     $19.71        $14.94         $16.08        $21.96          $17.53           $12.21
                           ========      ========       ========      ========         =======           ======
TOTAL RETURN(2)              31.93%        (7.09%)       (19.53%)       29.72% (4)      49.22%            8.70% (4)
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of
  period (in thousands)    $477,891      $275,305       $285,908      $217,965         $48,310           $1,077
Ratio of expenses to
  average net assets
  before waivers and
  reimbursements              2.10%         2.12%          2.09%         2.14% (5)       2.22%            2.57% (5)
Ratio of expenses to
  average net assets
  after waivers and
  reimbursements              2.10%         2.12%          2.09%         2.14% (5)       2.15%            2.15% (5)
Ratio of net investment
  income (loss) to
  average net assets         (1.21%)       (1.31%)        (1.24%)       (1.51%)(5)      (1.48%)          (1.45%)(5)
Portfolio turnover
  rate(3)                       70%          109%           116%          110%            123%             139%

(1) Class C shares were first offered on July 31, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) The fund's fiscal year end changed to October 31st.
(7) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(8) Per share amounts have been calculated using average shares outstanding method.

 60                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP VALUE FUND -- CLASS A


                                                                       YEAR ENDED:            PERIOD ENDED:
                                                              -----------------------------    4/30/2001-
                                                              10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS A -- PERIOD ENDED:                                      -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $8.34           $8.48          $10.00
Income from investment operations:
  Net investment income (loss)                                     (0.03)          (0.02)          (0.01)
  Net realized and unrealized gain (loss) on investments            3.01           (0.12)          (1.51)
                                                                --------         -------         -------
Total from investment operations                                    2.98           (0.14)          (1.52)
Less distributions:
  Dividends from net investment income                              0.00            0.00            0.00
  Distributions from capital gains                                  0.00            0.00            0.00
  Return of capital                                                 0.00            0.00            0.00
                                                                --------         -------         -------
Total distributions                                                 0.00            0.00            0.00
                                                                --------         -------         -------
Net asset value, end of period                                    $11.32           $8.34           $8.48
                                                                ========         =======         =======
TOTAL RETURN(2)                                                   35.73%          (1.65%)        (15.20%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $155,614         $94,532         $26,812
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.60%           1.68%           1.69% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.45%           1.45%           1.40% (4)
Ratio of net investment income (loss) to average net assets       (0.35%)         (0.23%)         (0.20%)(4)
Portfolio turnover rate(3)                                           56%             40%             28%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     61

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP VALUE FUND -- CLASS B


                                                                       YEAR ENDED:            PERIOD ENDED:
                                                              -----------------------------    4/30/2001-
                                                              10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS B -- PERIOD ENDED:                                      -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $8.25           $8.46          $10.00
Income from investment operations:
  Net investment income (loss)                                     (0.09)          (0.09)          (0.02)
  Net realized and unrealized gain (loss) on investments            2.96           (0.12)          (1.52)
                                                                 -------         -------         -------
Total from investment operations                                    2.87           (0.21)          (1.54)
Less distributions:
  Dividends from net investment income                              0.00            0.00            0.00
  Distributions from capital gains                                  0.00            0.00            0.00
  Return of capital                                                 0.00            0.00            0.00
                                                                 -------         -------         -------
Total distributions                                                 0.00            0.00            0.00
                                                                 -------         -------         -------
Net asset value, end of period                                    $11.12           $8.25           $8.46
                                                                 =======         =======         =======
TOTAL RETURN(2)                                                   34.79%          (2.48%)        (15.40%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $42,407         $26,556          $7,158
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   2.33%           2.38%           2.38% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   2.15%           2.15%           2.10% (4)
Ratio of net investment income (loss) to average net assets       (1.05%)         (0.95%)         (0.90%)(4)
Portfolio turnover rate(3)                                           56%             40%             28%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

 62                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP VALUE FUND -- CLASS C


                                                                       YEAR ENDED:            PERIOD ENDED:
                                                              -----------------------------    4/30/2001-
                                                              10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS C -- PERIOD ENDED:                                      -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $8.25           $8.46          $10.00
Income from investment operations:
  Net investment income (loss)                                     (0.09)          (0.09)          (0.02)
  Net realized and unrealized gain (loss) on investments            2.97           (0.12)          (1.52)
                                                                 -------         -------         -------
Total from investment operations                                    2.88           (0.21)          (1.54)
Less distributions:
  Dividends from net investment income                              0.00            0.00            0.00
  Distributions from capital gains                                  0.00            0.00            0.00
  Return of capital                                                 0.00            0.00            0.00
                                                                 -------         -------         -------
Total distributions                                                 0.00            0.00            0.00
                                                                 -------         -------         -------
Net asset value, end of period                                    $11.13           $8.25           $8.46
                                                                 =======         =======         =======
TOTAL RETURN(2)                                                   34.91%          (2.48%)        (15.40%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $49,566         $32,274          $8,975
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   2.20%           2.27%           2.37% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   2.15%           2.15%           2.10% (4)
Ratio of net investment income (loss) to average net assets       (1.05%)         (0.96%)         (0.90%)(4)
Portfolio turnover rate(3)                                           56%             40%             28%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     63

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALL COMPANY FUND -- CLASS A


                                       YEAR ENDED:           PERIOD ENDED:                 YEAR ENDED:
                                --------------------------     1/1/2000-     ---------------------------------------
                                10/31/2003   10/31/2002(6)    10/31/2001     10/31/2000(5)   12/31/1999   12/31/1998
CLASS A -- PERIOD ENDED:        ----------   -------------   -------------   -------------   ----------   ----------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period                            $9.93        $12.00          $18.08           $20.48        $13.31      $12.16
Income from Investment
  Operations:
  Net investment income (loss)      (0.13)        (0.12)          (0.08)           (0.04)        (0.05)      (0.06)
  Net realized and unrealized
    gain (loss) on investments       4.48         (1.95)          (5.41)           (1.47)         8.52        1.33
                                 --------      --------        --------       ----------      --------     -------
Total from investment
  operations                         4.35         (2.07)          (5.49)           (1.51)         8.47        1.27
Less distributions:
  Dividends from net
    investment income                0.00          0.00            0.00             0.00          0.00        0.00
  Distributions from capital
    gains                            0.00          0.00           (0.59)           (0.89)        (1.30)      (0.12)
  Return of capital                  0.00          0.00            0.00             0.00          0.00        0.00
                                 --------      --------        --------       ----------      --------     -------
Total distributions                  0.00          0.00           (0.59)           (0.89)        (1.30)      (0.12)
                                 --------      --------        --------       ----------      --------     -------
Net asset value, end of period     $14.28         $9.93          $12.00           $18.08        $20.48      $13.31
                                 ========      ========        ========       ==========      ========     =======
TOTAL RETURN(1)                    43.81%       (17.25%)        (31.36%)          (7.70%)(2)    65.66%      10.46%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                     $141,327       $96,302        $116,398         $164,280      $109,559     $37,623
Ratio of expenses to average
  net assets before waivers
  and reimbursements                1.63%         1.64%           1.51%            1.50% (3)     1.51%       1.57%
Ratio of expenses to average
  net assets after waivers and
  reimbursements                    1.45%         1.45%           1.45%            1.45% (3)     1.45%       1.45%
Ratio of net investment income
  (loss) to average net assets     (1.19%)       (0.97%)         (0.64%)          (0.72%)(3)    (0.92%)     (0.79%)
Portfolio turnover rate(4)           179%          226%            224%             158%          177%        267%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

 64                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALL COMPANY FUND -- CLASS B


                                                   YEAR ENDED:                 PERIOD ENDED:         YEAR ENDED:
                                     ---------------------------------------     1/1/2000-     -----------------------
                                     10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999   12/31/1998
CLASS B -- PERIOD ENDED:             ----------   -------------   ----------   -------------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                                $9.46         $11.52         $17.49        $19.96        $13.09       $12.04
Income from Investment Operations:
  Net investment income (loss)          (0.20)         (0.20)         (0.16)        (0.11)        (0.09)       (0.12)
  Net realized and unrealized gain
    (loss) on investments                4.25          (1.86)         (5.22)        (1.47)         8.26         1.29
                                      -------       --------       --------       -------       -------      -------
Total from investment operations         4.05          (2.06)         (5.38)        (1.58)         8.17         1.17
Less distributions:
  Dividends from net investment
    income                               0.00           0.00           0.00          0.00          0.00         0.00
  Distributions from capital gains       0.00           0.00          (0.59)        (0.89)        (1.30)       (0.12)
  Return of capital                      0.00           0.00           0.00          0.00          0.00         0.00
                                      -------       --------       --------       -------       -------      -------
Total distributions                      0.00           0.00          (0.59)        (0.89)        (1.30)       (0.12)
                                      -------       --------       --------       -------       -------      -------
Net asset value, end of period         $13.51          $9.46         $11.52        $17.49        $19.96       $13.09
                                      =======       ========       ========       =======       =======      =======
TOTAL RETURN(1)                        42.81%        (17.88%)       (31.80%)       (8.26%)(2)    64.46%        9.73%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                          $58,286        $41,439        $49,738       $71,323       $53,358      $18,345
Ratio of expenses to average net
  assets before waivers and
  reimbursements                        2.36%          2.31%          2.19%         2.16% (3)     2.15%        2.22%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                        2.15%          2.15%          2.15%         2.15% (3)     2.15%        2.15%
Ratio of net investment income
  (loss) to average net assets         (1.89%)        (1.67%)        (1.34%)       (1.42%)(3)    (1.62%)      (1.49%)
Portfolio turnover rate(4)               179%           226%           224%          158%          177%         267%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     65

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALL COMPANY FUND -- CLASS C


                                           YEAR ENDED:                 PERIOD ENDED:                    PERIOD ENDED:
                             ---------------------------------------     1/1/2000-      YEAR ENDED:       7/31/1998-
                             10/31/2003   10/31/2002(8)   10/31/2001   10/31/2000(6)   12/31/1999(7)   12/31/1998(1)(7)
CLASS C -- PERIOD ENDED:     ----------   -------------   ----------   -------------   -------------   ----------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning
  of period                     $9.47         $11.53         $17.51        $19.97          $13.09           $12.49
Income from Investment
  Operations:
  Net investment income
    (loss)                      (0.20)         (0.20)         (0.19)        (0.12)          (0.08)           (0.02)
  Net realized and
    unrealized gain (loss)
    on investments               4.25          (1.86)         (5.20)        (1.45)           8.26             0.62
Total from investment
  operations                     4.05          (2.06)         (5.39)        (1.57)           8.18             0.60
Less distributions:
  Dividends from net
    investment income            0.00           0.00           0.00          0.00            0.00             0.00
  Distributions from
    capital gains                0.00           0.00          (0.59)        (0.89)          (1.30)            0.00
  Return of capital              0.00           0.00           0.00          0.00            0.00             0.00
                              -------       --------       --------       -------         -------          -------
Total distributions              0.00           0.00          (0.59)        (0.89)          (1.30)            0.00
                              -------       --------       --------       -------         -------          -------
Net asset value, end of
  period                       $13.52          $9.47         $11.53        $17.51          $19.97           $13.09
                              =======       ========       ========       =======         =======          =======
TOTAL RETURN(2)                42.77%        (17.87%)       (31.82%)       (8.21%)(3)      64.58%            4.80% (3)
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in thousands)              $52,010        $38,938        $51,234       $77,337         $37,672           $2,765
Ratio of expenses to
  average net assets before
  waivers and
  reimbursements                2.23%          2.20%          2.17%         2.16% (4)       2.20%            2.46% (4)
Ratio of expenses to
  average net assets after
  waivers and
  reimbursements                2.15%          2.15%          2.15%         2.15% (4)       2.15%            2.15% (4)
Ratio of net investment
  income (loss) to average
  net assets                   (1.88%)        (1.65%)        (1.34%)       (1.42%)(4)      (1.61%)          (1.49%)(4)
Portfolio turnover rate(5)       179%           226%           224%          158%            177%             267%

(1) Class C shares were first offered on July 31, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) Not annualized.
(4) Annualized.
(5) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(6) The fund's fiscal year end changed to October 31st.
(7) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(8) Per share amounts have been calculated using average shares outstanding method.

 66                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALLCAP GROWTH FUND -- CLASS A


                                                                             PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $15.57        $20.21
Income from Investment Operations:
  Net investment income (loss)                                   (0.09)        (0.06)
  Net realized and unrealized gain (loss) on investments          7.43         (4.58)
                                                                ------       -------
Total from investment operations                                  7.34         (4.64)
Less distributions:
  Dividends from net investment income                            0.00          0.00
  Distributions from capital gains                                0.00          0.00
  Return of capital                                               0.00          0.00
                                                                ------       -------
Total distributions                                               0.00          0.00
                                                                ------       -------
Net asset value, end of period                                  $22.91        $15.57
                                                                ======       =======
TOTAL RETURN(3)                                                 47.14%       (22.97%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $17,544        $3,457
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.61%         1.82% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.45%         1.45% (2)
Ratio of net investment income (loss) to average net assets     (0.83%)       (0.93%)(2)
Portfolio turnover rate(4)                                        122%           93%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

THE HARTFORD MUTUAL FUNDS                                                     67

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALLCAP GROWTH FUND -- CLASS B


                                                                             PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $14.36        $18.73
Income from Investment Operations:
  Net investment income (loss)                                   (0.15)        (0.08)
  Net realized and unrealized gain (loss) on investments          6.78         (4.29)
                                                                ------       -------
Total from investment operations                                  6.63         (4.37)
Less distributions:
  Dividends from net investment income                            0.00          0.00
  Distributions from capital gains                                0.00          0.00
  Return of capital                                               0.00          0.00
                                                                ------       -------
Total distributions                                               0.00          0.00
                                                                ------       -------
Net asset value, end of period                                  $20.99        $14.36
                                                                ======       =======
TOTAL RETURN(3)                                                 46.17%       (23.31%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $6,571        $1,756
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.31%         2.52% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%         2.15% (2)
Ratio of net investment income (loss) to average net assets     (1.53%)       (1.60%)(2)
Portfolio turnover rate(4)                                        122%           93%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

 68                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALLCAP GROWTH FUND -- CLASS C


                                                                             PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $14.35        $18.73
Income from Investment Operations:
  Net investment income (loss)                                   (0.16)        (0.09)
  Net realized and unrealized gain (loss) on investments          6.80         (4.29)
                                                                ------       -------
Total from investment operations                                  6.64         (4.38)
Less distributions:
  Dividends from net investment income                            0.00          0.00
  Distributions from capital gains                                0.00          0.00
  Return of capital                                               0.00          0.00
                                                                ------       -------
Total distributions                                               0.00          0.00
                                                                ------       -------
Net asset value, end of period                                  $20.99        $14.35
                                                                ======       =======
TOTAL RETURN(3)                                                 46.27%       (23.37%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $5,076        $1,432
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.22%         2.38% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%         2.15% (2)
Ratio of net investment income (loss) to average net assets     (1.53%)       (1.60%)(2)
Portfolio turnover rate(4)                                        122%           93%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

THE HARTFORD MUTUAL FUNDS                                                     69

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE OPPORTUNITIES FUND -- CLASS A


                                                                             PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $9.26        $11.73
Income from Investment Operations:
  Net investment income (loss)                                   (0.01)         0.00
  Net realized and unrealized gain (loss) on investments          2.90         (2.47)
                                                                ------       -------
Total from investment operations                                  2.89         (2.47)
Less distributions:
  Dividends from net investment income                            0.00          0.00
  Distributions from capital gains                                0.00          0.00
  Return of capital                                               0.00          0.00
                                                                ------       -------
Total distributions                                               0.00          0.00
                                                                ------       -------
Net asset value, end of period                                  $12.15         $9.26
                                                                ======       =======
TOTAL RETURN(3)                                                 31.21%       (21.06%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $5,917        $2,600
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.92%         1.92% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.45%         1.45% (2)
Ratio of net investment income (loss) to average net assets     (0.10%)        0.04% (2)
Portfolio turnover rate(4)                                         57%           70%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

 70                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE OPPORTUNITIES FUND -- CLASS B


                                                                             PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $8.84        $11.26
Income from Investment Operations:
  Net investment income (loss)                                   (0.04)        (0.02)
  Net realized and unrealized gain (loss) on investments          2.73         (2.40)
                                                                ------       -------
Total from investment operations                                  2.69         (2.42)
Less distributions:
  Dividends from net investment income                            0.00          0.00
  Distributions from capital gains                                0.00          0.00
  Return of capital                                               0.00          0.00
                                                                ------       -------
Total distributions                                               0.00          0.00
                                                                ------       -------
Net asset value, end of period                                  $11.53         $8.84
                                                                ======       =======
TOTAL RETURN(3)                                                 30.43%       (21.45%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,932          $481
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.63%         2.61% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%         2.15% (2)
Ratio of net investment income (loss) to average net assets     (0.80%)       (0.71%)(2)
Portfolio turnover rate(4)                                         57%           70%

(1) Not annualized.
(2) Annualized
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

THE HARTFORD MUTUAL FUNDS                                                     71

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE OPPORTUNITIES FUND -- CLASS C


                                                                             PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $8.85        $11.26
Income from Investment Operations:
  Net investment income (loss)                                   (0.04)        (0.02)
  Net realized and unrealized gain (loss) on investments          2.72         (2.39)
                                                                ------       -------
Total from investment operations                                  2.68         (2.41)
Less distributions:
  Dividends from net investment income                            0.00          0.00
  Distributions from capital gains                                0.00          0.00
  Return of capital                                               0.00          0.00
                                                                ------       -------
Total distributions                                               0.00          0.00
                                                                ------       -------
Net asset value, end of period                                  $11.53         $8.85
                                                                ======       =======
TOTAL RETURN(3)                                                 30.28%       (21.41%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,613          $430
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.51%         2.48% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%         2.15% (2)
Ratio of net investment income (loss) to average net assets     (0.81%)       (0.75%)(2)
Portfolio turnover rate(4)                                         57%           70%

(1) Not annualized.
(2) Annualized
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

 72                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.


When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;" as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

THE HARTFORD MUTUAL FUNDS                                                     73

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.
As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.


PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

 74                                                    THE HARTFORD MUTUAL FUNDS

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

THE HARTFORD MUTUAL FUNDS                                                     75

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:
The Hartford Mutual Funds, Inc. 811-07589
The Hartford Mutual Funds II, Inc. 811-00558

THE HARTFORD MUTUAL FUNDS

                                          CLASS A, CLASS B AND CLASS C SHARES

                                          PROSPECTUS
                                          MARCH 1, 2004
                                          (AS SUPPLEMENTED MARCH 15, 2004)

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND          THE HARTFORD FIXED INCOME FUNDS
EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE       THE HARTFORD HIGH YIELD FUND
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION       THE HARTFORD INCOME FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.                THE HARTFORD INFLATION PLUS FUND
                                                      THE HARTFORD MONEY MARKET FUND
                                                      THE HARTFORD SHORT DURATION FUND
                                                      THE HARTFORD TAX-FREE CALIFORNIA FUND
                                                      THE HARTFORD TAX-FREE MINNESOTA FUND
                                                      THE HARTFORD TAX-FREE NATIONAL FUND
                                                      THE HARTFORD TAX-FREE NEW YORK FUND
                                                      THE HARTFORD TOTAL RETURN BOND FUND
                                                      THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

                             THE HARTFORD MUTUAL FUNDS
                             P.O. BOX 64387
                             ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                              Introduction                                                           2
A summary of each fund's                  The Hartford High Yield Fund                                           3
goals, principal strategies,              The Hartford Income Fund                                               7
main risks, performance                   The Hartford Inflation Plus Fund                                      12
and expenses                              The Hartford Money Market Fund                                        17
                                          The Hartford Short Duration Fund                                      21
                                          The Hartford Tax-Free California Fund                                 26
                                          The Hartford Tax-Free Minnesota Fund                                  31
                                          The Hartford Tax-Free National Fund                                   35
                                          The Hartford Tax-Free New York Fund                                   39
                                          The Hartford Total Return Bond Fund                                   44
                                          The Hartford U.S. Government Securities Fund                          48
Description of other                      Investment strategies and investment matters                          52
investment strategies
and investment risks
Investment manager and                    Management of the funds                                               57
management fee information
Information on your                       About your account                                                    61
account                                   Choosing a share class                                                61
                                          How sales charges are calculated                                      61
                                          Sales charge reductions and waivers                                   63
                                          Opening an account                                                    65
                                          Buying shares                                                         67
                                          Selling shares                                                        69
                                          Transaction policies                                                  73
                                          Dividends and account policies                                        75
                                          Additional investor services                                          77
Further information on the                Financial highlights                                                  79
funds                                     Privacy policy                                                       112
                                          For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, B and C shares of the funds.

Each fund, except the Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund, is a diversified fund. The Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund are non-diversified funds. The High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities Fund are sometimes known as the Hartford Fixed Income Funds.

Tax-Free Minnesota Fund, Tax-Free National Fund, and U.S. Government Securities Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HIFSCO and Hartford Investment Management is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford High Yield Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund will invest no more than 10% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities within selected industries that appear from a yield perspective to be attractive. Hartford Investment Management assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange

THE HARTFORD MUTUAL FUNDS                                                      3

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 30%
  20
  10
                 3.47%       0.62%       2.89%                  24.30%
   0
 -10
                                                    -7.67%

                 1999        2000        2001        2002        2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 9.20% (2nd quarter, 2003) and the lowest quarterly return was -5.86% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 4                                                     THE HARTFORD MUTUAL FUNDS

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 09/30/98)
   Class A Return Before Taxes                      18.76%    3.26%         3.75%
   Class A Return After Taxes on Distributions      15.51%   -0.07%         0.44%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              11.96%    0.66%         1.08%
   Class B Return Before Taxes                      18.45%    3.22%         3.80%
   Class C Return Before Taxes                      21.26%    3.30%         3.74%
   Lehman Brothers High Yield Corporate Index
   (reflects no deduction for fees, expenses or
   taxes)                                           28.97%    5.23%         5.39%

INDEX: The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission ("SEC"). You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                      5

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        4.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 4.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.75%      0.75%      0.75%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses                               0.44%      0.48%      0.35%
   Total annual operating expenses(3)           1.49%(2)   2.23%      2.10%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.10% and 2.10%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  595     $  726     $  411
   Year 3                                      $  900     $  997     $  751
   Year 5                                      $1,227     $1,395     $1,218
   Year 10                                     $2,149     $2,565     $2,507

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  595     $  226     $  311
   Year 3                                      $  900     $  697     $  751
   Year 5                                      $1,227     $1,195     $1,218
   Year 10                                     $2,149     $2,565     $2,507

 6                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Income Fund seeks to provide a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a diversified portfolio consisting predominantly of marketable debt securities. The fund invests, under normal circumstances, at least 60% of its total assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 40% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund will maintain an average credit quality of at least "A3" by Moody's.

The fund may invest up to 25% of its total assets in securities of foreign issuers and non-dollar securities and 10% of its total assets in issues purchased as defaulted securities. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy that are not currently available in the market.

Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations;
(4) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (5) commercial mortgage-backed securities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity term restriction, the fund tends to have a dollar-weighted average maturity between approximately 3 to 30 years.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

The fund may provide capital appreciation if one or more of its holdings increases in market value due to events such as fundamental improvement in business, increased demand for the security or as a benefit due to falling interest rates.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. The fund could lose money if any bonds it owns are downgraded in credit rating or go into default.

THE HARTFORD MUTUAL FUNDS                                                      7

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Because the fund may invest in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 8                                                     THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURN
FOR CALENDAR YEAR 2003
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 20%
  10                                  10.02%
   0
 -10

                                       2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 4.37% (2nd quarter, 2003) and the lowest quarterly return was 0.22% (3rd quarter, 2003).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                      9

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 10/31/02)
   Class A Return Before Taxes                      5.08%          8.06%
   Class A Return After Taxes on Distributions      3.20%          4.94%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              3.25%          4.69%
   Class B Return Before Taxes                      4.35%          8.31%
   Class C Return Before Taxes                      7.46%         11.40%
   Lehman Brothers U.S. Aggregate Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                           4.10%          5.32%

INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

 10                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of offering price
   (load)                                                      4.50%      5.00%      2.00%
   Maximum load imposed on purchases as a percentage of
   offering price                                              4.50%       None      1.00%
   Maximum deferred sales charge (load) (as a percentage of
   purchase price or redemption proceeds, whichever is less)    None(1)   5.00%      1.00%
   Exchange fees                                                None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.60%      0.60%      0.60%
   Distribution and service (12b-1) fees                       0.30%(2)   1.00%      1.00%
   Other expenses                                              0.64%      0.71%      0.57%
   Total annual operating expenses(3)                          1.54%(2)   2.31%      2.17%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  600     $  734     $  418
   Year 3                                      $  915     $1,021     $  772
   Year 5                                      $1,252     $1,435     $1,253
   Year 10                                     $2,202     $2,646     $2,578

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  600     $  234     $  318
   Year 3                                      $  915     $  721     $  772
   Year 5                                      $1,252     $1,235     $1,253
   Year 10                                     $2,202     $2,646     $2,578

THE HARTFORD MUTUAL FUNDS                                                     11

THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Inflation Plus Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to the smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The fund invests, under normal circumstances, at least 80% of its net assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its net assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund will maintain an average credit quality of at least "Aa3" by Moody's.

In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers. Such inflation-protected securities of foreign issuers are generally indexed to the inflation rates in their respective economies. The fund may also utilize securities lending arrangements and reverse repurchase transactions. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy but that are not currently available in the market.

There is no limit on the maturity of debt securities held by the fund or the average maturity of the fund's portfolio.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy and inflation. Hartford Investment Management then selects individual securities to buy or sell from selected issuers that, from a real yield perspective, appear either attractive or unattractive. Hartford Investment Management will select issues by assessing such factors as security structure, break even inflation rates, a company's business environment, balance sheet, income statement, anticipated earnings and management team.

 12                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Inflation-protected debt securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Because the fund may invest in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

Because the fund may engage in securities lending arrangements, the fund is subject to the risk that delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities.

Reverse repurchase agreements carry the risk that the market value of the securities which the fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as collateralized borrowing by the fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the fund and, therefore, increases the possibility of fluctuation in the fund's net asset value.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

THE HARTFORD MUTUAL FUNDS                                                     13

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURN
FOR CALENDAR YEAR 2003
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 20%
  10                                   6.68%
   0
 -10

                                       2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 3.22% (2nd quarter, 2003) and the lowest quarterly return was -0.16% (3rd quarter, 2003).
--------------------------------------------------------------------------------

 14                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                                  (SINCE
                                                    1 YEAR      10/31/02)
   Class A Return Before Taxes                      1.92%          5.01%
   Class A Return After Taxes on Distributions      0.84%          3.24%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              1.21%          3.02%
   Class B Return Before Taxes                      1.14%          5.20%
   Class C Return Before Taxes                      3.98%          8.02%
   Lehman Brothers U.S. TIPS Index (reflects no
   deduction for fees, expenses or taxes)           8.40%         10.17%

INDEX: The Lehman Brothers U.S. TIPS Index represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     15

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of offering price
   (load)                                                      4.50%      5.00%      2.00%
   Maximum load imposed on purchases as a percentage of
   offering price                                              4.50%       None      1.00%
   Maximum deferred sales charge (load) (as a percentage of
   purchase price or redemption proceeds, whichever is less)    None(1)   5.00%      1.00%
   Exchange fees                                                None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.60%      0.60%      0.60%
   Distribution and service (12b-1) fees                       0.30%(2)   1.00%      1.00%
   Other expenses                                              0.44%      0.49%      0.35%
   Total annual operating expenses(3)                          1.34%(2)   2.09%      1.95%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  580     $  712     $  396
   Year 3                                      $  855     $  955     $  706
   Year 5                                      $1,151     $1,324     $1,142
   Year 10                                     $1,990     $2,421     $2,352

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  580     $  212     $  296
   Year 3                                      $  855     $  655     $  706
   Year 5                                      $1,151     $1,124     $1,142
   Year 10                                     $1,990     $2,421     $2,352

 16                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Money Market Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities;
(3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

THE HARTFORD MUTUAL FUNDS                                                     17

                                                  THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 10%
   5           4.73%    4.69%    4.32%    5.33%    3.29%    0.97%    0.24%
   0

                1997     1998     1999     2000     2001     2002     2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 1.43% (4th quarter, 2000) and the lowest quarterly return was 0.03% (3rd quarter, 2003).
--------------------------------------------------------------------------------

 18                                                    THE HARTFORD MUTUAL FUNDS

                                                  THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                                           LIFE OF
                                                                5          FUND(1)
                                                    1 YEAR    YEARS    (SINCE 7/22/96)
   Class A                                           0.24%    2.85%         3.45%
   Class B                                          -5.00%    1.87%         2.61%
   Class C(2)                                       -2.00%    2.03%         2.45%
   60-Day Treasury Bill Index (reflects no
   deductions for fees, expenses or taxes)           1.02%    3.39%      3.95%(3)

INDEX: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-888-843-7824 for the fund's most recent current and effective yield information. HIFSCO, the distributor of The Hartford Mutual Funds, has agreed to waive receipt of Rule 12b-1 fees for Class B and C shares in an amount necessary to prevent the yield on those shares from becoming negative. This waiver may be discontinued at any time. Total return and yield for Class B and Class C shares would have been lower if the fund's Rule 12b-1 fees had not been limited by HIFSCO.

(1) Class B and Class C performance information is based on the inception date of Class B shares, August 22, 1997.

(2) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(3) Return is from 7/31/1996 - 12/31/2003.

THE HARTFORD MUTUAL FUNDS                                                     19

                                                  THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                         None      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                  None       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.50%      0.50%      0.50%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%(4)   1.00%(4)
   Other expenses                               0.48%      0.51%      0.39%
   Total annual operating expenses(3)           1.28%(2)   2.01%      1.89%

(1) A contingent deferred sales charge of 1.00% may apply only on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

(4) HIFSCO, the distributor of The Hartford Mutual Funds, has agreed to waive receipt of Rule 12b-1 fees for Class B and C shares in an amount necessary to prevent the yield on those shares from becoming negative. This waiver may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  130     $  704     $  390
   Year 3                                      $  406     $  930     $  688
   Year 5                                      $  702     $1,283     $1,111
   Year 10                                     $1,545     $2,338     $2,289

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  130     $  204     $  290
   Year 3                                      $  406     $  630     $  688
   Year 5                                      $  702     $1,083     $1,111
   Year 10                                     $1,545     $2,338     $2,289

 20                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Short Duration Fund seeks to provide a high level of income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by normally investing only in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund will maintain an average credit quality of at least "Baa3" by Moody's and a dollar weighted average duration and average maturity of less than 3 years. Duration is a measure of the sensitivity of a fixed income security's price to changes in interest rates. The measure incorporates a bond's yield, coupon and final maturity. The longer a security's duration, the more sensitive it will generally be to changes in interest rates. Similarly, a fund with a longer average duration will generally be more sensitive to changes in interest rates than a fund with a shorter average duration.

In addition to U.S. dollar denominated corporate issues, the fund may also invest in commercial mortgage-backed securities, asset-backed securities, mortgage-related securities and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Cash securities in which the fund may invest include commercial paper and repurchase agreements.

The fund may invest up to 25% of its total assets in securities of foreign issuers.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's duration, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

THE HARTFORD MUTUAL FUNDS                                                     21

                                                THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 22                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURN
FOR CALENDAR YEAR 2003
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 10%                                   3.87%
   0
 -10

                                       2003
 --------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 1.81% (2nd quarter, 2003) and the lowest quarterly return was 0.22% (4th quarter, 2003).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     23

                                                THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 10/31/02)
   Class A Return Before Taxes                       0.77%        2.08%
   Class A Return After Taxes on Distributions      -0.34%        0.70%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               0.48%        0.89%
   Class B Return Before Taxes                      -1.85%        0.41%
   Class C Return Before Taxes                       1.12%        3.38%
   Lehman Brothers 1-5 Year U.S. Government/Credit
   Index (reflects no deduction for fees, expenses
   or taxes)                                         3.35%        4.14%

INDEX: The Lehman Brothers 1-5 Year U.S. Government/Credit Index is an unmanaged index comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The 1-5 Year Government/Credit Index includes securities in the 1-5 year maturity range in the Government/Credit Index. You cannot invest directly in an index.

 24                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        3.00%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 3.00%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.55%      0.55%      0.55%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses                               0.49%      0.54%      0.41%
   Total annual operating expenses(3)          1.34%(2)    2.09%      1.96%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%, 1.65% and 1.65%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  432     $  712     $  397
   Year 3                                      $  712     $  955     $  709
   Year 5                                      $1,012     $1,324     $1,147
   Year 10                                     $1,864     $2,421     $2,362

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  432     $  212     $  297
   Year 3                                      $  712     $  655     $  709
   Year 5                                      $1,012     $1,124     $1,147
   Year 10                                     $1,864     $2,421     $2,362

THE HARTFORD MUTUAL FUNDS                                                     25

THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR CALIFORNIA RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free California Fund seeks to provide current income exempt from both federal and California income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and California state income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of California.

The fund primarily invests in tax-exempt obligations issued by the State of California, its agencies, instrumentalities and political subdivisions. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), by S&P ("AAA", "AA", "A" or "BBB") or by Fitch, Inc. ("Fitch") ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity of between 5 and 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by sector. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of California and its political subdivisions, the fund will be particularly

 26                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of California municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in California. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

THE HARTFORD MUTUAL FUNDS                                                     27

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.


The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.


The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURN
FOR CALENDAR YEAR 2003
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 10%
   5                                   3.80%
   0
  -5
 -10

                                       2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 2.22% (4th quarter, 2003) and the lowest quarterly return was -1.32% (3rd quarter, 2003).
--------------------------------------------------------------------------------

 28                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 10/31/02)
   Class A Return Before Taxes                      -0.90%        0.88%
   Class A Return After Taxes on Distributions      -0.87%        0.75%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               0.79%        1.20%
   Class B Return Before Taxes                      -2.01%        0.66%
   Class C Return Before Taxes                       1.25%        3.93%
   Lehman Brothers California Municipal Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                            4.86%        5.63%

INDEX: The Lehman Brothers California Municipal Bond Index is an unmanaged index of California municipal bond issues with maturities greater than one year. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     29

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A      CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        4.50%        5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 4.50%         None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)     5.00%      1.00%
   Exchange fees                                 None         None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.55%        0.55%      0.55%
   Distribution and service (12b-1) fees        0.30%(2)     1.00%      1.00%
   Other expenses                               0.72%        0.77%      0.63%
   Total annual operating expenses(3)           1.57%(2)     2.32%      2.18%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%, 1.65% and 1.65%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  603     $  735     $  419
   Year 3                                      $  923     $1,024     $  775
   Year 5                                      $1,267     $1,440     $1,258
   Year 10                                     $2,233     $2,656     $2,588

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  603     $  235     $  319
   Year 3                                      $  923     $  724     $  775
   Year 5                                      $1,267     $1,240     $1,258
   Year 10                                     $2,233     $2,656     $2,588

 30                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR MINNESOTA RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free Minnesota Fund seeks to provide current income exempt from both federal income tax and Minnesota state personal income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and Minnesota state income tax. The fund invests at least 80% of its net assets in investments the income from which is exempt from both federal income tax and the income tax of Minnesota.

The fund primarily invests in tax exempt obligations issued by the State of Minnesota, its agencies, instrumentalities and political subdivisions. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), by S&P ("AAA", "AA", "A" or "BBB") or by Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the fund's holdings may range from five to thirty years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of Minnesota and its political subdivisions, the fund will be particularly

THE HARTFORD MUTUAL FUNDS                                                     31

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of Minnesota municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in Minnesota. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class E, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class E, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 20%
  15
  10
   5
                        14.09%   2.99%    7.76%    5.76%             10.54%   3.69%    7.79%    4.79%
   0
  -5
               -4.25%                                       -2.57%

                1994     1995     1996     1997     1998     1999     2000     2001     2002     2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 5.67% (1st quarter, 1995) and the lowest quarterly return was -4.99% (1st quarter, 1994).
--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different operating expenses.

 32                                                    THE HARTFORD MUTUAL FUNDS

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                    1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
   Class A Return Before Taxes(1)                    0.03%    3.80%     4.44%            N/A
   Class A Return After Taxes on Distributions(1)   -0.08%    3.78%     4.93%            N/A
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                            1.46%    3.63%     4.92%            N/A
   Class B Return Before Taxes(1)                   -0.93%    3.60%       N/A          5.33%(2)
   Class C Return Before Taxes(1)                    2.12%    3.54%       N/A          5.23%(2)
   Lehman Brothers Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)         5.31%    5.83%     6.03%          7.68%(3)

INDEX: The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years. You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

(2) Class B and Class C performance information is based on the inception date of Class M and Class N shares, 11/14/94.

(3) Return is from 11/30/1994 - 12/31/2003.

THE HARTFORD MUTUAL FUNDS                                                     33

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        4.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 4.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.72%      0.72%      0.72%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses                               0.48%      0.49%      0.37%
   Total annual operating expenses(3)           1.50%(2)   2.21%      2.09%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.90%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  596     $  724     $  410
   Year 3                                      $  903     $  991     $  748
   Year 5                                      $1,232     $1,385     $1,212
   Year 10                                     $2,160     $2,544     $2,497

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  596     $  224     $  310
   Year 3                                      $  903     $  691     $  748
   Year 5                                      $1,232     $1,185     $1,212
   Year 10                                     $2,160     $2,544     $2,497

 34                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Tax-Free National Fund seeks to provide current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from federal income tax.

The fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), by S&P ("AAA", "AA", "A" or "BBB") or by Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the fund's holdings may range from five to thirty years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry and geographically. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

State or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

THE HARTFORD MUTUAL FUNDS                                                     35

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class E, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class E, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.


The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown.


All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 20%
  15
  10
   5
                        15.86%   3.17%    8.73%    5.23%             9.96%    3.50%    9.70%    4.68%
   0
  -5
               -5.17%                                       -3.66%
 -10

                1994     1995     1996     1997     1998     1999     2000     2001     2002     2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 6.23% (1st quarter, 1995) and the lowest quarterly return was -5.32% (1st quarter, 1994).
--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different operating expenses.

 36                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                    1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
   Class A Return Before Taxes(1)                   -0.06%    4.06%     4.70%            N/A
   Class A Return After Taxes on Distributions(1)   -0.24%    4.00%     4.70%            N/A
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                           -1.27%    3.69%     4.76%            N/A
   Class B Return Before Taxes(1)                   -1.05%    3.72%       N/A          5.75%(2)
   Class C Return Before Taxes(1)                    1.99%    3.74%       N/A          5.65%(2)
   Lehman Brothers Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)         5.31%    5.83%     6.03%          7.68%(3)

INDEX: The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years. You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

(2) Class B and Class C performance information is based on the inception date of Class M and Class N shares, 11/14/94.

(3) Return is from 11/30/1994 - 12/31/2003.

THE HARTFORD MUTUAL FUNDS                                                     37

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        4.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 4.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.77%      0.77%      0.77%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses                               0.54%      0.56%      0.44%
   Total annual operating expenses(3)           1.61%(2)   2.33%      2.21%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.05%, 1.75% and 1.75%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  606     $  736     $  422
   Year 3                                      $  935     $1,027     $  784
   Year 5                                      $1,287     $1,445     $1,273
   Year 10                                     $2,275     $2,666     $2,619

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  606     $  236     $  322
   Year 3                                      $  935     $  727     $  784
   Year 5                                      $1,287     $1,245     $1,273
   Year 10                                     $2,275     $2,666     $2,619

 38                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR NEW YORK RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free New York Fund seeks to provide current income exempt from federal, New York State and New York City income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal, New York State and New York City income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of New York State and New York City.

The fund primarily invests in tax-exempt obligations issued by the State of New York, its agencies, instrumentalities and political subdivisions. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), by S&P ("AAA", "AA", "A" or "BBB") or by Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity of between 5 and 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by sector. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of New York and its political subdivisions, the fund will be particularly

THE HARTFORD MUTUAL FUNDS                                                     39

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of New York municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in New York City, which has experienced such a crisis before. The risk of a downturn in the U.S. economy, particularly in New York City and New York State, has been heightened by the terrorist attack on the World Trade Center on September 11, 2001. It is likely that New York City and New York State will suffer financial difficulties resulting from the attack, and such difficulties could adversely affect the ability of New York municipal issuers to make prompt payment of principal and interest, and/or result in a default or credit rating downgrade. As a result, this fund may be more volatile than a more geographically diversified municipal fund. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or New York State or New York City income tax laws, including tax rate reductions or the imposition of a flat tax.

Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

 40                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURN
FOR CALENDAR YEAR 2003
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 10%
   5                                   6.03%
   0
  -5

                                        2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 3.24% (2nd quarter, 2003) and the lowest quarterly return was -0.71% (3rd quarter, 2003).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     41

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 10/31/02)
   Class A Return Before Taxes                      1.24%         3.21%
   Class A Return After Taxes on Distributions      0.98%         2.49%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              2.11%         2.72%
   Class B Return Before Taxes                      0.29%         3.18%
   Class C Return Before Taxes                      3.24%         6.13%
   Lehman Brothers New York Municipal Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                           5.30%         5.95%

INDEX: The Lehman Brothers New York Municipal Bond Index is an unmanaged index of New York municipal bond issues with maturities greater than one year. You cannot invest directly in an index.

 42                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        4.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 4.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.55%      0.55%      0.55%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses                               0.78%      0.83%      0.71%
   Total annual operating expenses(3)           1.63%(2)   2.38%      2.26%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.90%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  608     $  741     $  427
   Year 3                                      $  941     $1,042     $  799
   Year 5                                      $1,297     $1,470     $1,298
   Year 10                                     $2,296     $2,716     $2,669

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  608     $  241     $  327
   Year 3                                      $  941     $  742     $  799
   Year 5                                      $1,297     $1,270     $1,298
   Year 10                                     $2,296     $2,716     $2,669

THE HARTFORD MUTUAL FUNDS                                                     43

THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Total Return Bond Fund seeks a competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 30% of its total assets in securities rated in the highest category of below investment grade bonds (securities rated "Ba" by Moody's or "BB" by S&P) or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality. Securities rated below investment grade are commonly referred to as "junk bonds".

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 190%.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

 44                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance) and may increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 15%
  10
   5
               10.80%   7.48%             11.26%   7.73%    9.28%    7.14%
   0
  -5
                                 -2.71%
 -10

                1997     1998     1999     2000     2001     2002     2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 4.10% (4th quarter, 2000) and the lowest quarterly return was -1.52% (2nd quarter, 1997).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     45

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                                       LIFE OF
                                                                         FUND
                                                                        (SINCE
                                                    1 YEAR   5 YEARS   7/22/96)
   Class A Return Before Taxes                       2.29%    5.44%      6.89%
   Class A Return After Taxes on Distributions      -0.34%    3.09%      4.41%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               1.51%    3.17%      4.33%
   Class B Return Before Taxes                       1.36%    5.36%      6.79%
   Class C Return Before Taxes(1)                    4.33%    5.48%      6.65%
   Lehman Brothers U.S. Aggregate Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                            4.10%    6.62%      7.60%(2)

INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2003.

 46                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        4.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 4.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.64%      0.64%      0.64%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses                               0.46%      0.49%      0.37%
   Total annual operating expenses(3)           1.40%(2)   2.13%      2.01%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.25%, 1.95% and 1.95%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  586     $  716     $  402
   Year 3                                      $  873     $  967     $  724
   Year 5                                      $1,181     $1,344     $1,172
   Year 10                                     $2,054     $2,462     $2,414

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  586     $  216     $  302
   Year 3                                      $  873     $  667     $  724
   Year 5                                      $1,181     $1,144     $1,172
   Year 10                                     $2,054     $2,462     $2,414

THE HARTFORD MUTUAL FUNDS                                                     47

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford U.S. Government Securities Fund seeks to provide current income while maintaining preservation of capital consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. The fund tends to focus on maintaining a bond portfolio with an average life of between seven and fourteen years.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Entities such as Freddie Mac, Fannie Mae and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and the mortgage-backed securities issued by them are neither guaranteed nor insured by the United States Government. Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Pass-through securities issued by Fannie Mae and most of those issued by Freddie Mac are guaranteed as to timely payment of principal and interest by Fannie Mae or Freddie Mac, respectively, but are not backed by the full faith and credit of the U.S. Government. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

 48                                                    THE HARTFORD MUTUAL FUNDS

                                    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class E, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class E, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 16%
  12
   8
   4
                        15.97%   3.36%    8.92%    8.52%             11.50%   7.49%    10.82%   0.89%
   0
  -4
               -5.64%                                       -1.99%
  -8

                1994     1995     1996     1997     1998     1999     2000     2001     2002     2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 5.15% (3rd quarter, 2001) and the lowest quarterly return was -3.60% (1st quarter, 1994).
--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different operating expenses.

THE HARTFORD MUTUAL FUNDS                                                     49

                                    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                    1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
   Class A Return Before Taxes(1)                   -3.63%    4.63%     5.29%             N/A
   Class A Return After Taxes on Distributions(1)   -5.07%    2.58%     2.91%             N/A
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                           -2.38%    2.63%     2.98%             N/A
   Class B Return Before Taxes(1)                   -4.67%    4.33%       N/A           6.11%(2)
   Class C Return Before Taxes(1)                   -1.84%    4.31%       N/A           5.99%(2)
   Lehman Brothers U.S. Government Index (reflects
   no deduction for fees, expenses or taxes)         2.36%    6.26%     6.72%           8.05%(3)

INDEX: The Lehman Brothers U.S. Government Index is an unmanaged index of government bonds with maturities of one year or more. You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

(2) Class B and Class C performance information is based on the inception date of Class M and Class N shares, 11/14/94.

(3) Return is from 11/30/1994 - 12/31/2003.

 50                                                    THE HARTFORD MUTUAL FUNDS

                                    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        4.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 4.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.72%      0.72%      0.72%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses                               0.46%      0.49%      0.35%
   Total annual operating expenses(3)           1.48%(2)   2.21%      2.07%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%, 1.90% and 1.90%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  594     $  724     $  408
   Year 3                                      $  897     $  991     $  742
   Year 5                                      $1,222     $1,385     $1,202
   Year 10                                     $2,139     $2,544     $2,476

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  594     $  224     $  308
   Year 3                                      $  897     $  691     $  742
   Year 5                                      $1,222     $1,185     $1,202
   Year 10                                     $2,139     $2,544     $2,476

THE HARTFORD MUTUAL FUNDS                                                     51

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which all funds, except for Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund and U.S. Government Securities Fund, may invest as part of their principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which all of the Hartford Fixed Income Funds may invest as part of their principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund (other than the Money Market Fund, which may invest in high-quality money market securities at any time) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective. For Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund, being in a defensive position could result in a portion of the funds' regular income distribution being taxable.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although not a principal investment strategy, except with respect to Income Fund and Inflation Plus Fund which may utilize derivatives as part of their principal investment strategy as set forth in the Principal Investment Strategy section for each of these funds, each fund (other than the Money Market Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund

 52                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Investments in derivatives may cause the Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund to earn income that is taxable when distributed to shareholders.

FOREIGN INVESTMENTS


The funds, other than the Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, and U.S. Government Securities Fund, may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. The Money Market Fund and Short Duration Fund may invest in securities of foreign issuers, but not in non-dollar securities, as part of their principal investment strategy. The U.S. Government Securities Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.


Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate

THE HARTFORD MUTUAL FUNDS                                                     53

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


All funds, except Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund and U.S. Government Securities Fund, may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


High Yield Fund and Total Return Bond Fund may hold securities of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES


Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (HOLDRs), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the funds' total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

 54                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


Income Fund, Inflation Plus Fund, Short Duration Fund, Total Return Bond Fund and U.S. Government Securities Fund are expected to have relatively high portfolio turnover. The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. Except for the Tax-Free Funds, the funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity Securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES


High Yield Fund, Total Return Bond Fund and U.S. Government Securities Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund each also has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments the income from which is exempt from federal income tax and, with respect to Tax-Free California Fund, Tax-Free Minnesota Fund and Tax-Free New York Fund, the income tax of California, Minnesota or New York State and New York City, respectively. For this policy,

THE HARTFORD MUTUAL FUNDS                                                     55

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

"assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is a "fundamental" one for each of Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund, which means that it may not be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

 56                                                    THE HARTFORD MUTUAL FUNDS

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $225.9 billion in assets as of December 31, 2003. At the same time, HIFSCO had over $20.8 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

THE INVESTMENT SUB-ADVISER


Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the funds. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2003, Hartford Investment Management had investment management authority over approximately $32.4 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

TAX-FREE NATIONAL FUND AND U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $50,000,000                        0.80%
Amount Over $50 Million                  0.70%

HIGH YIELD FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       0.75%
Next $500,000,000                        0.65%
Amount Over $1 Billion                   0.60%

TAX-FREE MINNESOTA FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $50,000,000                        0.72%
Amount Over $50 Million                  0.70%

INCOME FUND AND INFLATION PLUS FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       0.60%
Amount Over $500 Million                 0.55%

TOTAL RETURN BOND FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       0.65%
Next $500,000,000                        0.55%
Amount Over $1 Billion                   0.50%

THE HARTFORD MUTUAL FUNDS                                                     57

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

SHORT DURATION FUND, TAX-FREE CALIFORNIA FUND AND TAX-FREE NEW YORK FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       0.55%
Amount Over $500 Million                 0.50%

MONEY MARKET FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       0.50%
Next $500,000,000                        0.45%
Amount Over $1 Billion                   0.40%

For each fund's fiscal year ended October 31, 2003, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

FUND NAME                                      10/31/2003
---------                                      ----------
The Hartford High Yield Fund                     0.75%
The Hartford Income Fund                         0.60%
The Hartford Inflation Plus Fund                 0.60%
The Hartford Money Market Fund                   0.50%
The Hartford Short Duration Fund                 0.55%
The Hartford Tax-Free California Fund            0.55%
The Hartford Tax-Free Minnesota Fund             0.72%
The Hartford Tax-Free National Fund              0.77%
The Hartford Tax-Free New York Fund              0.55%
The Hartford Total Return Bond Fund              0.64%
The Hartford U.S. Government Securities Fund     0.72%

PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below.

HIGH YIELD FUND  The fund is co-managed by Christine Mozonski and David
Hillmeyer.

Christine Mozonski, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since July 2000. Ms. Mozonski joined Hartford Investment Management in June 1992 and has been an investment professional involved in trading and portfolio management since that time.

David Hillmeyer, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since January 2003. Mr. Hillmeyer joined Hartford Investment Management in 1995 and has been an investment professional involved in trading and portfolio management since 1992.

INCOME FUND  The fund is co-managed by William H. Davison and Edward Vaimberg.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its inception on October 31, 2002. Mr. Davison, an investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

Edward Vaimberg, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 15, 2004. Mr. Vaimberg joined Hartford Investment Management in 2003. Previously Mr. Vaimberg was a Managing Director of Global/Emerging Market Fixed Income Management at Bear Stearns Asset Management from 1994 to 2002. Mr. Vaimberg has been an investment professional involved in investment management since 1985.

INFLATION PLUS FUND The fund is co-managed by William H. Davison and Timothy Wilhide.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its inception on October 31, 2002. Mr. Davison, an investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

 58                                                    THE HARTFORD MUTUAL FUNDS

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Timothy Wilhide, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 15, 2004. Mr. Wilhide joined Hartford Investment Management in 1994 and has been an investment professional involved in portfolio management since 1978.

MONEY MARKET FUND The fund is managed by Robert Crusha, with Adam Tonkinson as assistant portfolio manager.

Robert Crusha, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since May 1, 2002. Mr. Crusha joined Hartford Investment Management in 1993 and has been an investment professional involved in trading and portfolio management since 1995.

Adam Tonkinson, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since March 15, 2004. Mr. Tonkinson joined Hartford Investment Management in 2001 and has been an investment professional involved in securities analysis since that time and involved in securities trading since 2002. Prior to joining Hartford Investment Management, Mr. Tonkinson attended Yale School of Management from 1999 to 2001. Prior to attending graduate school, Mr. Tonkinson was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999.

SHORT DURATION FUND  The fund is co-managed by Robert Crusha and Brian Dirgins.

Robert Crusha, Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 15, 2004. Previously, Mr. Crusha was an assistant portfolio manager of the fund since its inception on October 31, 2002. Mr. Crusha joined Hartford Investment Management in 1993 and has been an investment professional involved in trading and portfolio management since 1995.

Brian Dirgins, Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 15, 2004. Mr. Dirgins joined Hartford Investment Management in 1998 and has been an investment professional involved in trading and securities analysis since 1989.

TAX-FREE CALIFORNIA FUND The fund is managed by Charles Grande, with Patrick Hennigan as assistant portfolio manager.

Charles Grande, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

Patrick Hennigan, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since its inception on October 31, 2002. Mr. Hennigan joined Hartford Investment Management in 1993 and has been an investment professional involved in portfolio risk analysis since 1996.

TAX-FREE MINNESOTA FUND Charles Grande, Senior Vice President of Hartford Investment Management, has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

THE HARTFORD MUTUAL FUNDS                                                     59

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Patrick J. Hennigan, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 3, 2002. Mr. Hennigan joined Hartford Investment Management in 1993 and has been an investment professional involved in portfolio risk analysis since 1996.

TAX-FREE NATIONAL FUND Charles Grande, Senior Vice President of Hartford Investment Management, has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

Patrick J. Hennigan, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 3, 2002. Mr. Hennigan joined Hartford Investment Management in 1993 and has been an investment professional involved in portfolio risk analysis since 1996.

TAX-FREE NEW YORK FUND The fund is managed by Charles Grande, with Patrick Hennigan as assistant portfolio manager.

Charles Grande, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

Patrick Hennigan, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since its inception on October 31, 2002. Mr. Hennigan joined Hartford Investment Management in 1993 and has been an investment professional involved in portfolio risk analysis since 1996.

TOTAL RETURN BOND FUND Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since January 2003. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a Managing Director of Blackrock, Inc. from 1998 to January 2002 and a Director and Partner of Rogge Global Partners from 1997 to 1998.

U.S. GOVERNMENT SECURITIES FUND The fund is managed by Christopher Hanlon, with Russell M. Regenauer as assistant portfolio manager.

Mr. Hanlon, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2004. Mr. Hanlon joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time.

Mr. Regenauer, Vice President of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 3, 2002. Mr. Regenauer joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985.

 60                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $250,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.30%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.30%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- 1% front-end sales charge.(2)

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

(2) Hartford Investment Financial Services, LLC, the funds' distributor, has voluntarily agreed to waive the 1% front-end sales charge applicable to the Class C shares of The Hartford Short Duration Fund and The Hartford Inflation Plus Fund. This waiver may be discontinued at any time.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

THE HARTFORD MUTUAL FUNDS                                                     61

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

THE HARTFORD FIXED INCOME FUNDS, EXCEPT FOR THE HARTFORD MONEY MARKET FUND AND THE HARTFORD SHORT DURATION FUND

                                                      DEALER
                         AS A % OF     AS A %     COMMISSION AS
                         OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT            PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000          4.50%       4.71%          3.75%
$ 50,000 -- $ 99,999       4.00%       4.17%          3.50%
$100,000 -- $249,999       3.50%       3.63%          3.00%
$250,000 -- $499,999       2.50%       2.56%          2.00%
$500,000 -- $999,999       2.00%       2.04%          1.75%
$1 million or more(1)         0%          0%             0%

THE HARTFORD SHORT DURATION FUND

                                                      DEALER
                         AS A % OF     AS A %     COMMISSION AS
                         OFFERING      OF NET     PERCENTAGE OF
    YOUR INVESTMENT        PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000          3.00%       3.09%          2.50%
$ 50,000 -- $ 99,999       2.50%       2.56%          2.00%
$100,000 -- $249,999       2.25%       2.30%          1.75%
$250,000 -- $499,999       1.75%       1.78%          1.25%
$500,000 -- $999,999       1.25%       1.27%          1.00%
$1 million or more(1)         0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

A front-end sales charge is not assessed on Class A shares of the Money Market Fund.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last five categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

               YEARS AFTER
                PURCHASE                   CDSC
1st year                                   5.00%
2nd year                                   4.00%
3rd year                                   3.00%
4th year                                   3.00%
5th year                                   2.00%
6th year                                   1.00%

 62                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CLASS C sales charges for all funds, regardless of the amount that is being purchased, are as follows:

FRONT-END SALES CHARGE
                            DEALER
                          COMMISSION
AS A % OF   AS A % OF    AS PERCENTAGE
OFFERING       NET        OF OFFERING
  PRICE     INVESTMENT       PRICE
              1.01%          1.00%
1.00%

YEARS AFTER
PURCHASE                                   CDSC
1st year                                   1.00%
After 1 year                                None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies the fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds (including The Hartford Money Market Fund, as well as The Hartford Mutual Funds not discussed herein, which are offered through separate prospectuses) you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge. In addition, if you are a natural person who owns certain annuities or variable life insurance products that are issued by entities associated with The Hartford, the current account value of your contract or policy will be included. The eligible annuity and life insurance products are discussed in the funds' SAI. Participants in retirement plans receive breakpoints at the plan level. You must notify your broker, and your broker must notify the funds, that you are eligible for this privilege each time you make a purchase.

- LETTER OF INTENT -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

THE HARTFORD MUTUAL FUNDS                                                     63

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any of The Hartford Mutual Funds within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives,

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- individuals purchasing shares with the proceeds from shares redeemed from another fund complex within the last 60 days on which an initial or contingent deferred sales charge was paid (1% CDSC applies if redeemed within 18 months),

- individuals purchasing shares with the proceeds from an eligible rollover distribution from a Hartford Life Insurance Company variable annuity contract or funding agreement within a 457, 403(b) or governmental 401 plan,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

CLASS C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the distributor to waive this charge. See the SAI for a listing of those broker-dealer firms that have entered into such agreements. Hartford Investment Financial Services, LLC, the funds' distributor, has voluntarily agreed to waive the 1% front-end sales charge applicable to the Class C shares of The Hartford Short Duration Fund and The Hartford Inflation Plus Fund. This waiver may be discontinued at any time.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the Funds' shares ("Additional Payments") based on a number of factors described in the funds' SAI. This additional compensation is not paid directly by you.

 64                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

With the exception of certain compensation arrangements specifically discussed in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets) of the Funds attributable to a particular Financial Intermediary, on sales of the Funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the Funds attributable to a particular Financial Intermediary. Please refer to the SAI for a listing of Financial Intermediaries to whom the distributor makes such Additional Payments. Separate Additional Payments may also be made in connection with the sale and distribution of the Funds' shares in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail in the SAI. These Negotiated Additional Amounts paid to Financial Intermediaries in connection with the sale and distribution of the Funds' shares may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor. With the exception of certain Negotiated Additional Amounts specifically discussed in the SAI, payments of Negotiated Additional Amounts did not exceed $500,000 per Financial Intermediary for the calendar year ended December 31, 2003.

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

-  non-retirement accounts: $1,000 per fund

-  retirement accounts: $1,000 per fund

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                               1-888-843-7824
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                   PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     65

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

- Automatic Investment Plans: $50 to open; you must invest at least $50 in each fund a month

-  subsequent investments: $50 per fund

Minimum investment amounts may be waived for certain retirement accounts including IRAs and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                               1-888-843-7824
                P.O. BOX 64387
           ST. PAUL, MN 55164-0387                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
                                                     PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

 66                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES


                           OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
 BY CHECK
              - Make out a check for the investment           - Make out a check for the investment
  (CHECK        amount, payable to "The Hartford Mutual         amount, payable to "The Hartford Mutual
  GRAPHIC)      Funds".                                         Funds".
              - Deliver the check and your completed          - Fill out the detachable investment slip
                application to your financial                   from an account statement. If no slip is
                representative, plan administrator or mail      available, include a note specifying the
                to the address listed below.                    fund name, your share class, your account
                                                                number and the name(s) in which the
                                                                account is registered.
                                                              - Deliver the check and your investment slip
                                                                or note to your financial representative,
                                                                plan administrator or mail to the address
                                                                listed below.
 BY EXCHANGE
              - Call your financial representative, plan      - Call your financial representative, plan
  (ARROW        administrator or the transfer agent at the      administrator or the transfer agent at the
  GRAPHIC)      number below to request an exchange. The        number below to request an exchange. The
                minimum exchange amount is $500 per fund.       minimum exchange amount is $500 per fund.
 BY WIRE
              - Deliver your completed application to your    - Instruct your bank to wire the amount of
  (WIRE         financial representative, or mail it to         your investment to:
  GRAPHIC)      the address below.                                U.S. Bank National Association
              - Obtain your account number by calling your        ABA #091000022, credit account no:
                financial representative or the phone             1-702-2514-1341
                number below.                                     The Hartford Mutual Funds Purchase
              - Instruct your bank to wire the amount of          Account
                your investment to:                               For further credit to: (your name)
                  U.S. Bank National Association                  Hartford Mutual Funds Account Number:
                  ABA #091000022, credit account no:              (your account number)
                  1-702-2514-1341                               Specify the fund name, your share class,
                  The Hartford Mutual Funds Purchase            your account number and the name(s) in
                  Account                                       which the account is registered. Your bank
                  For further credit to: (your name)            may charge a fee to wire funds.
                  Hartford Mutual Funds Account Number:
                  (your account number)
                Specify the fund name, your choice of
                share class, the new account number and
                the name(s) in which the account is
                registered. Your bank may charge a fee to
                wire funds.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                               1-888-843-7824
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                   PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     67

 BY PHONE
              - See "By Wire" and "By Exchange"               - Verify that your bank or credit union is a
  (PHONE                                                        member of the Automated Clearing House
  GRAPHIC)                                                      (ACH) system.
                                                              - Complete the "Telephone Exchanges and
                                                                Telephone Redemption" and "Bank Account or
                                                                Credit Union Information" sections on your
                                                                account application.
                                                              - Call the transfer agent at the number
                                                                below to verify that these features are in
                                                                place on your account.
                                                              - Tell the transfer agent representative the
                                                                fund name, your share class, your account
                                                                number, the name(s) in which the account
                                                                is registered and the amount of your
                                                                investment.

To open or add to an account using the Automatic Investment Plan, see "Additional Investor Services".

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                               1-888-843-7824
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                   PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

 68                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES


 BY LETTER
                - Write a letter of instruction or complete a power of
  (LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC)        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see next page).
                - Mail the materials to the address below or to your plan
                  administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee (currently $10) which will be deducted
                  from redemption proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  (PHONE        - To place your order with a representative, call the
  GRAPHIC)        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 8 A.M. and 6 P.M.
                  Eastern Time (between 7 A.M. and 5 P.M. Central Time) on
                  Friday. Orders received after 4 P.M. Eastern Time (3 P.M.
                  Central Time) will receive the next business day's
                  offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  (COMPUTER       Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC)        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Generally, amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this
                  service.
                - Amounts of less than $1,000 may be sent by EFT or by
                  check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  (ARROW          are exchanging by calling your financial representative or
  GRAPHIC)        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                               1-888-843-7824
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     69

 BY CHECK -- APPLIES TO MONEY MARKET FUND (CLASS A SHARES ONLY)
                - Fill out the checkwriting section of the application.
  (CHECK        - Request checkwriting on your account application.
  GRAPHIC)      - Verify that the shares to be sold were purchased more than
                  10 days earlier or were purchased by wire. Checks written
                  on your account prior to the end of this period may result in those checks being returned to you for insufficient
                  funds.
                - Write a check for any amount over $100 and sign each check as designated on the account application signature card.
                - You are entitled to distributions paid on your shares up to the time your check is presented to our bank for
                  payment.
                - You may not write a check for the entire value of your
                  account or close your account by writing a check.
                - If the amount of your check is greater than the value of your Money Market Fund account, the fund will return your
                  check for insufficient funds and your account will be
                  charged a $20 service fee.

To sell shares through a systematic withdrawal plan, see "Additional
Investor Services".

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                               1-888-843-7824
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 70                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                - your address of record has changed within the past 30 days
  (LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC)      - you are requesting payment other than by a check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

  REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

    OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
    ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Signature guarantee if applicable (see above).

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                               1-888-843-7824
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                   PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     71

    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Copy of death certificate.
                - Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                               1-888-843-7824
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                   PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

 72                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4 p.m. Eastern Time). Except for the Money Market Fund, the funds use market prices in valuing portfolio securities, but may use fair-value estimates, as determined under procedures established by the applicable Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using prevailing exchange rates. Debt securities (other than short-term obligations) held by each fund other than the Money Market Fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the Board of Directors. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund's assets, and investments of the other funds that will mature in 60 days or less, are valued at amortized cost, which approximates market value.

Certain funds may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of the fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.


BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is complete (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

THE HARTFORD MUTUAL FUNDS                                                     73

TRANSACTION POLICIES
--------------------------------------------------------------------------------

- Signatures of all owners exactly as registered on the account (for mail requests).

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class L, M, N, H, Z, Y or E shares of certain funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Because excessive account transactions can disrupt the management of the funds, negatively affect the funds' performance and increase transaction costs for all shareholders, the funds limit account activity as follows:

- you may make no more than two substantive exchanges out of the same fund in any 90 day period (excluding automatic programs);

- the funds may refuse a share purchase at any time, for any reason;

- the funds may revoke an investor's exchange privilege at any time, for any reason.

"Substantive" means a dollar amount that the funds determine, in their sole discretion, could adversely affect the management of the funds.

Some investors purchase or sell shares of the funds through financial intermediaries and omnibus accounts that aggregate the orders of several investors and forward the aggregate orders to the funds. Because the funds receive aggregate purchase and sales orders from the financial intermediaries and omnibus accounts, the funds cannot always know or reasonably detect excessive trading by investors that enter orders through these intermediaries or omnibus accounts.

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS
(NON-RETIREMENT ONLY)


If the total value of your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

 74                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099-DIV tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Dividends from the net investment income of the Income Fund, Inflation Plus Fund, High Yield Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities Fund are declared and paid monthly. Dividends from net investment income of the Money Market Fund are declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly dividends in cash, you will only receive a check if the dividend

THE HARTFORD MUTUAL FUNDS                                                     75

TRANSACTION POLICIES
--------------------------------------------------------------------------------

amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

TAXES ON DISTRIBUTIONS (TAX-FREE FUNDS ONLY) Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund intend to meet certain federal tax requirements so that distributions of tax-exempt income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its assets in tax-exempt obligations subject to the Alternative Minimum Tax. Any portion of exempt-interest dividends attributable to interest on these obligations may increase some shareholders' Alternative Minimum Tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. Tax-Free National Fund's exempt-interest dividends may be subject to state or local taxes. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash.

CALIFORNIA INCOME TAXATION (TAX-FREE CALIFORNIA FUND) Tax-Free California Fund intends to comply with certain state tax requirements so that at least a portion of the dividends it pays are "exempt-interest dividends" as defined under California law. To be qualified to pay exempt-interest dividends under California law, at the close of each quarter of its taxable year, at least 50% percent of the value of The Hartford Tax-Free California Fund's total assets must consist of obligations which, when held by an individual, the interest therefrom is exempt from taxation by California. Exempt-interest dividends from Tax-Free California Fund may be subject to California taxes imposed on corporations when distributed to shareholders subject to those taxes.

MINNESOTA INCOME TAXATION (TAX-FREE MINNESOTA FUND) Tax-Free Minnesota Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota tax-exempt obligations will be

 76                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

excluded from the Minnesota taxable net income of individuals, estates and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota tax-exempt obligations. A portion of the fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt interest dividends from Tax-Free Minnesota Fund may be subject to Minnesota taxes imposed on corporations when distributed to shareholders subject to those taxes.

NEW YORK INCOME TAXATION (TAX-FREE NEW YORK FUND) Tax-Free New York Fund intends to comply with certain state tax requirements so that individual shareholders of Tax-Free New York Fund that are residents of New York State will be able to exclude for New York State income tax purposes that portion of the distributions which is derived from interest on obligations exempt from taxation by New York State. To meet those requirements, at least 50% of the assets of Tax-Free New York Fund are invested in state or municipal obligations the interest on which is exempt for federal income tax purposes. Individual shareholders of Tax-Free New York Fund who are residents of New York City will also be able to exclude such income for New York City personal income tax purposes. Dividends from Tax-Free New York Fund may be subject to New York State and New York City taxes imposed on corporations when distributed to shareholders subject to those taxes.

INFLATION-PROTECTED DEBT SECURITIES (EACH FUND, EXCEPT FOR THE TAX-FREE
FUNDS) Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($50 minimum per fund) for your first investment amount payable to "The Hartford Mutual Funds." Deliver your check and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

THE HARTFORD MUTUAL FUNDS                                                     77

TRANSACTION POLICIES
--------------------------------------------------------------------------------

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee will be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

 78                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
THE HARTFORD HIGH YIELD FUND -- CLASS A


The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2003 and October 31, 2002 has been derived from the financial statements audited by Ernst & Young, LLP, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. With respect to the funds that are series of The Hartford Mutual Funds, Inc., the information for the periods ended on or before October 31, 2001 has been audited by Arthur Andersen, LLP.*

                                                 YEAR ENDED:                   PERIOD ENDED:                 PERIOD ENDED:
                                  ------------------------------------------     1/1/2000-     YEAR ENDED:    9/30/1998-
                                  10/31/2003(7)   10/31/2002(7)   10/31/2001   10/31/2000(6)   12/31/1999    12/31/1998(1)
CLASS A -- PERIOD ENDED:          -------------   -------------   ----------   -------------   -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                               $6.73           $8.45         $9.06          $9.75         $10.15        $10.00
Income from Investment
  Operations:
  Net investment income (loss)          0.60            0.82          0.78           0.66           0.75          0.19
  Net realized and unrealized
    gain (loss) on investments          1.26           (1.78)        (0.61)         (0.69)         (0.40)         0.13
                                    --------         -------       -------        -------        -------        ------
Total from investment operations        1.86           (0.96)         0.17          (0.03)          0.35          0.32
Less distributions:
  Dividends from net investment
    income                             (0.65)          (0.76)        (0.78)         (0.66)         (0.75)        (0.17)
  Distributions from capital
    gains                               0.00            0.00          0.00           0.00           0.00          0.00
  Return of capital                     0.00            0.00          0.00           0.00           0.00          0.00
                                    --------         -------       -------        -------        -------        ------
Total distributions                    (0.65)          (0.76)        (0.78)         (0.66)         (0.75)        (0.17)
                                    --------         -------       -------        -------        -------        ------
Net asset value, end of period         $7.94           $6.73         $8.45          $9.06          $9.75        $10.15
                                    ========         =======       =======        =======        =======        ======
TOTAL RETURN(2)                       28.69%         (12.16%)        1.80%         (0.35%)(4)      3.47%         3.33%(4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands)                    $213,377         $95,760       $45,753        $23,214        $17,465        $8,507
Ratio of expenses to average net
  assets before waivers and
  reimbursements                       1.49%           1.55%         1.40%          1.38% (5)      1.41%         1.58%(5)
Ratio of expenses to average net
  assets after waivers and
  reimbursements                       1.40%           1.40%         1.35%          1.33% (5)      1.36%         1.40%(5)
Ratio of net investment income
  (loss) to average net assets         7.98%           9.48%         9.00%          8.55% (5)      7.74%         7.06%(5)
Portfolio turnover rate(3)               54%             22%           63%            57%            53%           11%

(1) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) The fund's fiscal year end changed to October 31st.
(7) Per share amounts have been calculated using average shares outstanding method.
 * In light of recent developments affecting Arthur Andersen LLP, management has been unable, despite reasonable efforts, to obtain Arthur Andersen LLP's consent to the inclusion in the registration statement for The Hartford Mutual Funds, Inc. of the audited financial statements for the periods ended on or before October 31, 2001. The failure of Arthur Andersen LLP to provide its consent may adversely affect the ability of a shareholder to seek to recover damages related to the shareholder's reliance on such financial statements.

THE HARTFORD MUTUAL FUNDS                                                     79

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD HIGH YIELD FUND -- CLASS B


                                            YEAR ENDED:                   PERIOD ENDED:                 PERIOD ENDED:
                             ------------------------------------------     1/1/2000-     YEAR ENDED:    9/30/1998-
                             10/31/2003(7)   10/31/2002(7)   10/31/2001   10/31/2000(6)   12/31/1999    12/31/1998(1)
CLASS B -- PERIOD ENDED:     -------------   -------------   ----------   -------------   -----------   -------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning
  of period                       $6.72           $8.43         $9.05         $9.74         $10.14         $10.00
Income from Investment
  Operations:
  Net investment income
    (loss)                         0.57            0.80          0.72          0.62           0.68           0.16
  Net realized and
    unrealized gain (loss)
    on investments                 1.24           (1.81)        (0.62)        (0.71)         (0.40)          0.14
                                -------         -------       -------        ------         ------         ------
Total from investment
  operations                       1.81           (1.01)        (0.10)        (0.09)          0.28           0.30
Less distributions:
  Dividends from net
    investment income             (0.60)          (0.70)        (0.72)        (0.60)         (0.68)         (0.16)
  Distributions from
    capital gains                  0.00            0.00          0.00          0.00           0.00           0.00
  Return of capital                0.00            0.00          0.00          0.00           0.00           0.00
                                -------         -------       -------        ------         ------         ------
Total distributions               (0.60)          (0.70)        (0.72)        (0.60)         (0.68)         (0.16)
                                -------         -------       -------        ------         ------         ------
Net asset value, end of
  period                          $7.93           $6.72         $8.43         $9.05          $9.74         $10.14
                                =======         =======       =======        ======         ======         ======
TOTAL RETURN(2)                  27.83%         (12.70%)        0.99%        (0.92%)(4)      2.80%          3.09%(4)
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in thousands)                $72,293         $44,359       $16,922        $7,929         $7,436         $2,322
Ratio of expenses to
  average net assets before
  waivers and
  reimbursements                  2.23%           2.24%         2.08%         2.04%(5)       2.08%          2.31%(5)
Ratio of expenses to
  average net assets after
  waivers and
  reimbursements                  2.10%           2.10%         2.08%         2.04%(5)       2.08%          2.10%(5)
Ratio of net investment
  income (loss) to average
  net assets                      7.39%           8.78%         8.28%         7.84%(5)       7.03%          6.50%(5)
Portfolio turnover rate(3)          54%             22%           63%           57%            53%            11%

(1) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) The fund's fiscal year end changed to October 31st.
(7) Per share amounts have been calculated using average shares outstanding method.

 80                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD HIGH YIELD FUND -- CLASS C


                                            YEAR ENDED:                   PERIOD ENDED:                 PERIOD ENDED:
                             ------------------------------------------     1/1/2000-     YEAR ENDED:    9/30/1998-
                             10/31/2003(7)   10/31/2002(7)   10/31/2001   10/31/2000(6)   12/31/1999    12/31/1998(1)
CLASS C -- PERIOD ENDED:     -------------   -------------   ----------   -------------   -----------   -------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning
  of period                       $6.72           $8.43         $9.05         $9.74         $10.14         $10.00
Income from Investment
  Operations:
  Net investment income
    (loss)                         0.55            0.72          0.72          0.61           0.68           0.16
  Net realized and
    unrealized gain (loss)
    on investments                 1.26           (1.73)        (0.62)        (0.70)         (0.40)          0.14
                                -------         -------       -------        ------         ------         ------
Total from investment
  operations                       1.81           (1.01)        (0.10)        (0.09)          0.28           0.30
Less distributions:
  Dividends from net
    investment income             (0.60)          (0.70)        (0.72)        (0.60)         (0.68)         (0.16)
  Distributions from
    capital gains                  0.00            0.00          0.00          0.00           0.00           0.00
  Return of capital                0.00            0.00          0.00          0.00           0.00           0.00
                                -------         -------       -------        ------         ------         ------
Total distributions               (0.60)          (0.70)        (0.72)        (0.60)         (0.68)         (0.16)
                                -------         -------       -------        ------         ------         ------
Net asset value, end of
  period                          $7.93           $6.72         $8.43         $9.05          $9.74         $10.14
                                =======         =======       =======        ======         ======         ======
TOTAL RETURN(2)                  27.84%         (12.65%)        1.01%        (0.90%)(4)      2.81%          3.08%(4)
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in thousands)                $77,968         $40,611       $27,605        $9,534         $8,573         $2,278
Ratio of expenses to
  average net assets before
  waivers and
  reimbursements                  2.10%           2.10%         2.08%         2.04% (5)      2.09%          2.31%(5)
Ratio of expenses to
  average net assets after
  waivers and
  reimbursements                  2.10%           2.10%         2.08%         2.04% (5)      2.09%          2.10%(5)
Ratio of net investment
  income (loss) to average
  net assets                      7.31%           8.78%         8.28%         7.83% (5)      7.01%          6.49%(5)
Portfolio turnover rate(3)          54%             22%           63%           57%            53%            11%

(1) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) The fund's fiscal year end changed to October 31st.
(7) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME FUND -- CLASS A


                                                              YEAR ENDED:   PERIOD ENDED:
                                                              10/31/2003    10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                     0.52          0.00
  Net realized and unrealized gain (loss) on investments           0.54          0.00
                                                                -------        ------
Total from investment operations                                   1.06          0.00
Less distributions:
  Dividends from net investment income                            (0.53)         0.00
  Distributions from capital gains                                 0.00          0.00
  Return of capital                                                0.00          0.00
                                                                -------        ------
Total distributions                                               (0.53)         0.00
                                                                -------        ------
Net asset value, end of period                                   $10.53        $10.00
                                                                =======        ======
TOTAL RETURN(2)                                                  10.79%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $15,836        $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.54%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.00%(4)         --
Ratio of net investment income (loss) to average net assets       5.06%(4)         --
Portfolio turnover rate(3)                                         124%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 82                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME FUND -- CLASS B


                                                              YEAR ENDED:   PERIOD ENDED:
                                                              10/31/2003    10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.00         $10.00
Income from investment operations:
  Net investment income (loss)                                    0.44           0.00
  Net realized and unrealized gain (loss) on investments          0.54           0.00
                                                                ------         ------
Total from investment operations                                  0.98           0.00
Less distributions:
  Dividends from net investment income                           (0.45)          0.00
  Distributions from capital gains                                0.00           0.00
  Return of capital                                               0.00           0.00
                                                                ------         ------
Total distributions                                              (0.45)          0.00
                                                                ------         ------
Net asset value, end of period                                  $10.53         $10.00
                                                                ======         ======
TOTAL RETURN(2)                                                 10.01%             0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $4,705         $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.31%(4)          --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.70%(4)          --
Ratio of net investment income (loss) to average net assets      4.31%(4)          --
Portfolio turnover rate(3)                                        124%             --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                     83

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME FUND -- CLASS C


                                                              YEAR ENDED:   PERIOD ENDED:
                                                              10/31/2003    10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.00         $10.00
Income from investment operations:
  Net investment income (loss)                                    0.44           0.00
  Net realized and unrealized gain (loss) on investments          0.56           0.00
                                                                ------         ------
Total from investment operations                                  1.00           0.00
Less distributions:
  Dividends from net investment income                           (0.45)          0.00
  Distributions from capital gains                                0.00           0.00
  Return of capital                                               0.00           0.00
                                                                ------         ------
Total distributions                                              (0.45)          0.00
                                                                ------         ------
Net asset value, end of period                                  $10.55         $10.00
                                                                ======         ======
TOTAL RETURN(2)                                                 10.22%             0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $5,050         $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.17%(4)          --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.70%(4)          --
Ratio of net investment income (loss) to average net assets      4.28%(4)          --
Portfolio turnover rate(3)                                        124%             --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 84                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INFLATION PLUS FUND -- CLASS A


                                                              YEAR ENDED:   PERIOD ENDED:
                                                              10/31/2003    10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                     0.27          0.00
  Net realized and unrealized gain (loss) on investments           0.62          0.00
                                                               --------        ------
Total from investment operations                                   0.89          0.00
Less distributions:
  Dividends from net investment income                            (0.26)         0.00
  Distributions from capital gains                                 0.00          0.00
  Return of capital                                                0.00          0.00
                                                               --------        ------
Total distributions                                               (0.26)         0.00
                                                               --------        ------
Net asset value, end of period                                   $10.63        $10.00
                                                               ========        ======
TOTAL RETURN(2)                                                   9.02%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $142,992        $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.34%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.00%(4)         --
Ratio of net investment income (loss) to average net assets       2.63%(4)         --
Portfolio turnover rate(3)                                          23%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                     85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INFLATION PLUS FUND -- CLASS B


                                                              YEAR ENDED:   PERIOD ENDED:
                                                              10/31/2003    10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                     0.21          0.00
  Net realized and unrealized gain (loss) on investments           0.63          0.00
                                                                -------        ------
Total from investment operations                                   0.84          0.00
Less distributions:
  Dividends from net investment income                            (0.20)         0.00
  Distributions from capital gains                                 0.00          0.00
  Return of capital                                                0.00          0.00
                                                                -------        ------
Total distributions                                               (0.20)         0.00
                                                                -------        ------
Net asset value, end of period                                   $10.64        $10.00
                                                                =======        ======
TOTAL RETURN(2)                                                   8.41%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $67,986        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.09%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.70%(4)         --
Ratio of net investment income (loss) to average net assets       1.98%(4)         --
Portfolio turnover rate(3)                                          23%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 86                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INFLATION PLUS FUND -- CLASS C


                                                              YEAR ENDED:   PERIOD ENDED:
                                                              10/31/2003    10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                     0.20          0.00
  Net realized and unrealized gain (loss) on investments           0.63          0.00
                                                               --------        ------
Total from investment operations                                   0.83          0.00
Less distributions:
  Dividends from net investment income                            (0.20)         0.00
  Distributions from capital gains                                 0.00          0.00
  Return of capital                                                0.00          0.00
                                                               --------        ------
Total distributions                                               (0.20)         0.00
                                                               --------        ------
Net asset value, end of period                                   $10.63        $10.00
                                                               ========        ======
TOTAL RETURN(2)                                                   8.31%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $160,253        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.95%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.70%(4)         --
Ratio of net investment income (loss) to average net assets       1.97%(4)         --
Portfolio turnover rate(3)                                          23%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                     87

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MONEY MARKET FUND -- CLASS A


                                                YEAR ENDED:                  PERIOD ENDED:         YEAR ENDED:
                                  ----------------------------------------     1/1/2000-     -----------------------
                                  10/31/2003    10/31/2002(5)   10/31/2001   10/31/2000(4)   12/31/1999   12/31/1998
CLASS A -- PERIOD ENDED:          -----------   -------------   ----------   -------------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                              $1.00          $1.00         $1.00          $1.00         $1.00        $1.00
Income from Investment
  Operations:
  Net investment income (loss)        0.003          0.011          0.04           0.04          0.04         0.05
  Net realized and unrealized
    gain (loss) on investments         0.00           0.00          0.00           0.00          0.00         0.00
                                   --------       --------       -------        -------       -------      -------
Total from investment operations      0.003          0.011          0.04           0.04          0.04         0.05
Less distributions:
  Dividends from net investment
    income                           (0.003)        (0.011)        (0.04)         (0.04)        (0.04)       (0.05)
  Distributions from capital
    gains                              0.00           0.00          0.00           0.00          0.00         0.00
  Return of capital                    0.00           0.00          0.00           0.00          0.00         0.00
                                   --------       --------       -------        -------       -------      -------
Total distributions                  (0.003)        (0.011)        (0.04)         (0.04)        (0.04)       (0.05)
                                   --------       --------       -------        -------       -------      -------
Net asset value, end of period        $1.00          $1.00         $1.00          $1.00         $1.00        $1.00
                                   ========       ========       =======        =======       =======      =======
TOTAL RETURN(1)                       0.32%          1.09%         4.02%          4.54%(2)      4.32%        4.69%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                       $246,199       $302,862       $86,748        $43,897       $44,663      $29,424
Ratio of expenses to average net
  assets before waivers and
  reimbursements                      1.28%          1.30%         1.19%          1.20%(3)      1.15%        1.25%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                      1.00%          1.00%         1.00%          1.00%(3)      1.00%        1.00%
Ratio of net investment income
  (loss) to average net assets        0.33%          1.06%         3.63%          5.35%(3)      4.25%        4.57%
Portfolio turnover rate                 N/A            N/A           N/A            N/A           N/A          N/A

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The fund's fiscal year end changed to October 31st.
(5) Per share amounts have been calculated using average shares outstanding method.

 88                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MONEY MARKET FUND -- CLASS B


                                                YEAR ENDED:                 PERIOD ENDED:         YEAR ENDED:
                                  ---------------------------------------     1/1/2000-     -----------------------
                                  10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999   12/31/1998
CLASS B -- PERIOD ENDED:          ----------   -------------   ----------   -------------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                             $1.00          $1.00         $1.00          $1.00         $1.00        $1.00
Income from Investment
  Operations:
  Net investment income (loss)        0.00          0.004          0.03           0.04          0.04         0.04
  Net realized and unrealized
    gain (loss) on investments        0.00           0.00          0.00           0.00          0.00         0.00
                                   -------        -------       -------        -------       -------      -------
Total from investment operations      0.00          0.004          0.03           0.04          0.04         0.04
Less distributions:
  Dividends from net investment
    income                            0.00         (0.004)        (0.03)         (0.04)        (0.04)       (0.04)
  Distributions from capital
    gains                             0.00           0.00          0.00           0.00          0.00         0.00
  Return of capital                   0.00           0.00          0.00           0.00          0.00         0.00
                                   -------        -------       -------        -------       -------      -------
Total distributions                   0.00         (0.004)        (0.03)         (0.04)        (0.04)       (0.04)
                                   -------        -------       -------        -------       -------      -------
Net asset value, end of period       $1.00          $1.00         $1.00          $1.00         $1.00        $1.00
                                   =======        =======       =======        =======       =======      =======
TOTAL RETURN(2)                      0.00%          0.43%         3.31%       3.94%(3)         3.59%        3.97%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                       $67,732        $99,048       $48,998        $14,974       $25,762      $11,936
Ratio of expenses to average net
  assets before waivers and
  reimbursements                     2.01%          1.96%         1.85%       1.85%(4)         1.81%        1.86%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                     1.33%(1)       1.70%         1.70%       1.70%(4)         1.70%        1.70%
Ratio of net investment income
  (loss) to average net assets       0.01%          0.37%         2.93%       4.65%(4)         3.55%        3.83%
Portfolio turnover rate                N/A            N/A           N/A            N/A           N/A          N/A

(1) Expense ratio includes a practical waiver of 12b-1 fees.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     89

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MONEY MARKET FUND -- CLASS C


                                              YEAR ENDED:                 PERIOD ENDED:                 PERIOD ENDED:
                                ---------------------------------------     1/1/2000-     YEAR ENDED:    7/31/1998-
                                10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999    12/31/1998(1)
CLASS C -- PERIOD ENDED:        ----------   -------------   ----------   -------------   -----------   -------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period                           $1.00          $1.00         $1.00         $1.00          $1.00          $1.00
Income from Investment
  Operations:
  Net investment income (loss)      0.00          0.004          0.03          0.04           0.04           0.02
  Net realized and unrealized
    gain (loss) on investments      0.00           0.00          0.00          0.00           0.00           0.00
                                 -------        -------       -------        ------         ------         ------
Total from investment
  operations                        0.00          0.004          0.03          0.04           0.04           0.02
Less distributions:
  Dividends from net
    investment income               0.00         (0.004)        (0.03)        (0.04)         (0.04)         (0.02)
  Distributions from capital
    gains                           0.00           0.00          0.00          0.00           0.00           0.00
  Return of capital                 0.00           0.00          0.00          0.00           0.00           0.00
                                 -------        -------       -------        ------         ------         ------
Total distributions                 0.00         (0.004)        (0.03)        (0.04)         (0.04)         (0.02)
                                 -------        -------       -------        ------         ------         ------
Net asset value, end of period     $1.00          $1.00         $1.00         $1.00          $1.00          $1.00
                                 =======        =======       =======        ======         ======         ======
TOTAL RETURN(2)                    0.00%          0.42%         3.31%         3.93%(3)       3.59%          1.58%(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                     $29,955        $65,894       $53,873        $6,842         $9,904         $1,203
Ratio of expenses to average
  net assets before waivers
  and reimbursements               1.89%          1.82%         1.82%         1.85%(4)       1.84%          2.02%(4)
Ratio of expenses to average
  net assets after waivers and
  reimbursements                   1.36%(7)       1.70%         1.70%         1.70%(4)       1.70%          1.70%(4)
Ratio of net investment income
  (loss) to average net assets     0.37%          0.37%         2.93%         4.65%(4)       3.56%          3.57%(4)
Portfolio turnover rate              N/A            N/A           N/A           N/A            N/A            N/A

(1) Class C shares were first offered on July 31, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) Expense ratio includes a practical waiver of 12b-1 fees.

 90                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SHORT DURATION FUND -- CLASS A


                                                              YEAR ENDED:   PERIOD ENDED:
                                                              10/31/2003    10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                     0.30          0.00
  Net realized and unrealized gain (loss) on investments           0.14          0.00
                                                                -------        ------
Total from investment operations                                   0.44          0.00
Less distributions:
  Dividends from net investment income                            (0.30)         0.00
  Distributions from capital gains                                 0.00          0.00
  Return of capital                                                0.00          0.00
                                                                -------        ------
Total distributions                                               (0.30)         0.00
                                                                -------        ------
Net asset value, end of period                                   $10.14        $10.00
                                                                =======        ======
TOTAL RETURN(2)                                                   4.48%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $32,753        $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.34%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  0.95%(4)         --
Ratio of net investment income (loss) to average net assets       3.14%(4)         --
Portfolio turnover rate(3)                                         113%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                     91

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SHORT DURATION FUND -- CLASS B


                                                              YEAR ENDED:   PERIOD ENDED:
                                                              10/31/2003    10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                     0.23          0.00
  Net realized and unrealized gain (loss) on investments           0.14          0.00
                                                                -------        ------
Total from investment operations                                   0.37          0.00
Less distributions:
  Dividends from net investment income                            (0.23)         0.00
  Distributions from capital gains                                 0.00          0.00
  Return of capital                                                0.00          0.00
                                                                -------        ------
Total distributions                                               (0.23)         0.00
                                                                -------        ------
Net asset value, end of period                                   $10.14        $10.00
                                                                =======        ======
TOTAL RETURN(2)                                                   3.77%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $10,206        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.09%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.65%(4)         --
Ratio of net investment income (loss) to average net assets       2.46%(4)         --
Portfolio turnover rate(3)                                         113%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 92                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SHORT DURATION FUND -- CLASS C


                                                              YEAR ENDED:   PERIOD ENDED:
                                                              10/31/2003    10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                     0.23          0.00
  Net realized and unrealized gain (loss) on investments           0.14          0.00
                                                                -------        ------
Total from investment operations                                   0.37          0.00
Less distributions:
  Dividends from net investment income                            (0.23)         0.00
  Distributions from capital gains                                 0.00          0.00
  Return of capital                                                0.00          0.00
                                                                -------        ------
Total distributions                                               (0.23)         0.00
                                                                -------        ------
Net asset value, end of period                                   $10.14        $10.00
                                                                =======        ======
TOTAL RETURN(2)                                                   3.77%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $30,660        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.96%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.65%(4)         --
Ratio of net investment income (loss) to average net assets       2.44%(4)         --
Portfolio turnover rate(3)                                         113%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                     93

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE CALIFORNIA FUND -- CLASS A


                                                              YEAR ENDED:   PERIOD ENDED:
                                                              10/31/2003    10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                     0.37          0.00
  Net realized and unrealized gain (loss) on investments          (0.07)         0.00
                                                                -------        ------
Total from investment operations                                   0.30          0.00
Less distributions:
  Dividends from net investment income                            (0.37)         0.00
  Distributions from capital gains                                 0.00          0.00
  Return of capital                                                0.00          0.00
                                                                -------        ------
Total distributions                                               (0.37)         0.00
                                                                -------        ------
Net asset value, end of period                                    $9.93        $10.00
                                                                =======        ======
TOTAL RETURN(2)                                                   3.06%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $10,799        $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.57%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  0.95%(4)         --
Ratio of net investment income (loss) to average net assets       3.73%(4)         --
Portfolio turnover rate(3)                                          64%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 94                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE CALIFORNIA FUND -- CLASS B


                                                              YEAR ENDED:   PERIOD ENDED:
                                                              10/31/2003    10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.00         $10.00
Income from investment operations:
  Net investment income (loss)                                    0.30           0.00
  Net realized and unrealized gain (loss) on investments         (0.08)          0.00
                                                                ------         ------
Total from investment operations                                  0.22           0.00
Less distributions:
  Dividends from net investment income                           (0.30)          0.00
  Distributions from capital gains                                0.00           0.00
  Return of capital                                               0.00           0.00
                                                                ------         ------
Total distributions                                              (0.30)          0.00
                                                                ------         ------
Net asset value, end of period                                   $9.92         $10.00
                                                                ======         ======
TOTAL RETURN(2)                                                  2.23%             0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,827         $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.32%(4)          --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%(4)          --
Ratio of net investment income (loss) to average net assets      3.07%(4)          --
Portfolio turnover rate(3)                                         64%             --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                     95

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE CALIFORNIA FUND -- CLASS C


                                                              YEAR ENDED:   PERIOD ENDED:
                                                              10/31/2003    10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.00         $10.00
Income from investment operations:
  Net investment income (loss)                                    0.30           0.00
  Net realized and unrealized gain (loss) on investments         (0.07)          0.00
                                                                ------         ------
Total from investment operations                                  0.22           0.00
Less distributions:
  Dividends from net investment income                           (0.30)          0.00
  Distributions from capital gains                                0.00           0.00
  Return of capital                                               0.00           0.00
                                                                ------         ------
Total distributions                                              (0.30)          0.00
                                                                ------         ------
Net asset value, end of period                                   $9.93         $10.00
                                                                ======         ======
TOTAL RETURN(2)                                                  2.34%             0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,230         $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.18%(4)          --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%(4)          --
Ratio of net investment income (loss) to average net assets      3.02%(4)          --
Portfolio turnover rate(3)                                         64%             --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 96                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE MINNESOTA FUND -- CLASS A


                                                                                PERIOD:
                                                               YEAR ENDED:    2/19/2002-
                                                              10/31/2003(5)   10/31/2002
CLASS A -- PERIOD ENDED:                                      -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.46         $10.29
Income from Investment Operations:
  Net investment income (loss)                                     0.38           0.26
  Net realized and unrealized gain (loss) on investments           0.05           0.16
                                                                 ------         ------
Total from investment operations                                   0.43           0.42
Less distributions:
  Dividends from net investment income                            (0.38)         (0.25)
  Distributions from capital gains                                (0.05)          0.00
  Return of capital                                                0.00           0.00
                                                                 ------         ------
Total distributions                                               (0.43)         (0.25)
                                                                 ------         ------
Net asset value, end of period                                   $10.46         $10.46
                                                                 ======         ======
TOTAL RETURN(3)                                                   4.23%          4.16%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $3,242         $2,073
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.50%          1.37%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.15%          1.15%(2)
Ratio of net investment income (loss) to average net assets       3.58%          3.57%(2)
Portfolio turnover rate(4)                                          17%            36%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     97

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE MINNESOTA FUND -- CLASS B


                                                                               PERIOD:
                                                               YEAR ENDED:    2/19/2002-
                                                              10/31/2003(5)   10/31/2002
CLASS B -- PERIOD ENDED:                                      -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.47         $10.27
Income from Investment Operations:
  Net investment income (loss)                                     0.31           0.20
  Net realized and unrealized gain (loss) on investments           0.04           0.20
                                                                 ------         ------
Total from investment operations                                   0.35           0.40
Less distributions:
  Dividends from net investment income                            (0.31)         (0.20)
  Distributions from capital gains                                (0.05)          0.00
  Return of capital                                                0.00           0.00
                                                                 ------         ------
Total distributions                                               (0.36)         (0.20)
                                                                 ------         ------
Net asset value, end of period                                   $10.46         $10.47
                                                                 ======         ======
TOTAL RETURN(3)                                                   3.42%          3.93%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $532           $238
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.21%          2.09%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.85%          1.85%(2)
Ratio of net investment income (loss) to average net assets       2.88%          2.73%(2)
Portfolio turnover rate(4)                                          17%            36%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Per share amounts have been calculated using average shares outstanding method.

 98                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE MINNESOTA FUND -- CLASS C


                                                                               PERIOD:
                                                               YEAR ENDED:    2/19/2002-
                                                              10/31/2003(5)   10/31/2002
CLASS C -- PERIOD ENDED:                                      -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.48         $10.27
Income from Investment Operations:
  Net investment income (loss)                                     0.31           0.20
  Net realized and unrealized gain (loss) on investments           0.05           0.21
                                                                 ------         ------
Total from investment operations                                   0.36           0.41
Less distributions:
  Dividends from net investment income                            (0.31)         (0.20)
  Distributions from capital gains                                (0.05)          0.00
  Return of capital                                                0.00           0.00
                                                                 ------         ------
Total distributions                                               (0.36)         (0.20)
                                                                 ------         ------
Net asset value, end of period                                   $10.48         $10.48
                                                                 ======         ======
TOTAL RETURN(3)                                                   3.51%          4.03%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $414           $304
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.09%          1.92%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.85%          1.85%(2)
Ratio of net investment income (loss) to average net assets       2.88%          2.79%(2)
Portfolio turnover rate(4)                                          17%            36%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     99

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NATIONAL FUND -- CLASS A


                                                                             PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $11.28       $10.99
Income from Investment Operations:
  Net investment income (loss)                                     0.41         0.26
  Net realized and unrealized gain (loss) on investments           0.04         0.30
                                                                -------      -------
Total from investment operations                                   0.45         0.56
Less distributions:
  Dividends from net investment income                            (0.41)       (0.27)
  Distributions from capital gains                                (0.25)        0.00
  Return of capital                                                0.00         0.00
                                                                -------      -------
Total distributions                                               (0.66)       (0.27)
                                                                -------      -------
Net asset value, end of period                                   $11.07       $11.28
                                                                =======      =======
TOTAL RETURN(3)                                                   4.18%        5.17%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $21,457      $12,192
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.61%        1.63%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.15%        1.15%(2)
Ratio of net investment income (loss) to average net assets       3.75%        3.31%(2)
Portfolio turnover rate(4)                                          35%          47%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

 100                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NATIONAL FUND -- CLASS B


                                                                             PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $11.21        $10.97
Income from Investment Operations:
  Net investment income (loss)                                    0.33          0.20
  Net realized and unrealized gain (loss) on investments          0.04          0.25
                                                                ------        ------
Total from investment operations                                  0.37          0.45
Less distributions:
  Dividends from net investment income                           (0.33)        (0.21)
  Distributions from capital gains                               (0.25)         0.00
  Return of capital                                               0.00          0.00
                                                                ------        ------
Total distributions                                              (0.58)        (0.21)
                                                                ------        ------
Net asset value, end of period                                  $11.00        $11.21
                                                                ======        ======
TOTAL RETURN(3)                                                  3.43%         4.18%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $6,598        $3,764
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.33%         2.33%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.85%         1.85%(2)
Ratio of net investment income (loss) to average net assets      3.05%         2.54%(2)
Portfolio turnover rate(4)                                         35%           47%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

THE HARTFORD MUTUAL FUNDS                                                    101

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NATIONAL FUND -- CLASS C


                                                                             PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $11.23        $10.97
Income from Investment Operations:
  Net investment income (loss)                                    0.33          0.20
  Net realized and unrealized gain (loss) on investments          0.04          0.27
                                                                ------        ------
Total from investment operations                                  0.37          0.47
Less distributions:
  Dividends from net investment income                           (0.33)        (0.21)
  Distributions from capital gains                               (0.25)         0.00
  Return of capital                                               0.00          0.00
                                                                ------        ------
Total distributions                                              (0.58)        (0.21)
                                                                ------        ------
Net asset value, end of period                                  $11.02        $11.23
                                                                ======        ======
TOTAL RETURN(3)                                                  3.42%         4.37%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $7,588        $3,121
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.21%         2.18%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.85%         1.85%(2)
Ratio of net investment income (loss) to average net assets      3.06%         2.57%(2)
Portfolio turnover rate(4)                                         35%           47%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

 102                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NEW YORK FUND -- CLASS A


                                                              YEAR ENDED:   PERIOD ENDED:
                                                              10/31/2003    10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.00         $10.00
Income from investment operations:
  Net investment income (loss)                                    0.34           0.00
  Net realized and unrealized gain (loss) on investments          0.16           0.00
                                                                ------         ------
Total from investment operations                                  0.50           0.00
Less distributions:
  Dividends from net investment income                           (0.35)          0.00
  Distributions from capital gains                                0.00           0.00
  Return of capital                                               0.00           0.00
                                                                ------         ------
Total distributions                                              (0.35)          0.00
                                                                ------         ------
Net asset value, end of period                                  $10.15         $10.00
                                                                ======         ======
TOTAL RETURN(2)                                                  5.03%             0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $8,602         $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.63%(4)          --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.95%(4)          --
Ratio of net investment income (loss) to average net assets      3.34%(4)          --
Portfolio turnover rate(3)                                         54%             --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                    103

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NEW YORK FUND -- CLASS B


                                                              YEAR ENDED:   PERIOD ENDED:
                                                              10/31/2003    10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.00         $10.00
Income from investment operations:
  Net investment income (loss)                                    0.27           0.00
  Net realized and unrealized gain (loss) on investments          0.16           0.00
                                                                ------         ------
Total from investment operations                                  0.43           0.00
Less distributions:
  Dividends from net investment income                           (0.28)          0.00
  Distributions from capital gains                                0.00           0.00
  Return of capital                                               0.00           0.00
                                                                ------         ------
Total distributions                                              (0.28)          0.00
                                                                ------         ------
Net asset value, end of period                                  $10.15         $10.00
                                                                ======         ======
TOTAL RETURN(2)                                                  4.30%             0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,051         $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.38%(4)          --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%(4)          --
Ratio of net investment income (loss) to average net assets      2.64%(4)          --
Portfolio turnover rate(3)                                         54%             --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 104                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NEW YORK FUND -- CLASS C


                                                              YEAR ENDED:   PERIOD ENDED:
                                                              10/31/2003    10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.00         $10.00
Income from investment operations:
  Net investment income (loss)                                    0.27           0.00
  Net realized and unrealized gain (loss) on investments          0.16           0.00
                                                                ------         ------
Total from investment operations                                  0.43           0.00
Less distributions:
  Dividends from net investment income                           (0.28)          0.00
  Distributions from capital gains                                0.00           0.00
  Return of capital                                               0.00           0.00
                                                                ------         ------
Total distributions                                              (0.28)          0.00
                                                                ------         ------
Net asset value, end of period                                  $10.15         $10.00
                                                                ======         ======
TOTAL RETURN(2)                                                  4.30%             0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,393         $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.26%(4)          --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%(4)          --
Ratio of net investment income (loss) to average net assets      2.67%(4)          --
Portfolio turnover rate(3)                                         54%             --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                    105

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TOTAL RETURN BOND FUND -- CLASS A


                                                YEAR ENDED:                 PERIOD ENDED:         YEAR ENDED:
                                  ---------------------------------------     1/1/2000-     -----------------------
                                  10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999   12/31/1998
CLASS A -- PERIOD ENDED:          ----------   -------------   ----------   -------------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                             $10.78        $10.90         $10.14         $9.93        $10.76       $10.61
Income from Investment
  Operations:
  Net investment income (loss)         0.49          0.47           0.55          0.50          0.54         0.54
  Net realized and unrealized
    gain (loss) on investments         0.48          0.00           0.73          0.19         (0.83)        0.23
                                   --------      --------       --------       -------       -------      -------
Total from investment operations       0.97          0.47           1.28          0.69         (0.29)        0.77
Less distributions:
  Dividends from net investment
    income                            (0.50)        (0.52)         (0.52)        (0.48)        (0.52)       (0.54)
  Distributions from capital
    gains                             (0.11)        (0.07)          0.00          0.00         (0.02)       (0.08)
  Return of capital                    0.00          0.00           0.00          0.00          0.00         0.00
                                   --------      --------       --------       -------       -------      -------
Total distributions                   (0.61)        (0.59)         (0.52)        (0.48)        (0.54)       (0.62)
                                   --------      --------       --------       -------       -------      -------
Net asset value, end of period       $11.14        $10.78         $10.90        $10.14         $9.93       $10.76
                                   ========      ========       ========       =======       =======      =======
TOTAL RETURN(1)                       9.16%         4.50%         12.96%         7.17%(2)     (2.71%)       7.48%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                       $268,655      $215,083       $122,423       $37,290       $57,320      $47,143
Ratio of expenses to average net
  assets before waivers and
  reimbursements                      1.40%         1.42%          1.30%         1.29%(3)      1.29%        1.32%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                      1.25%         1.25%          1.25%         1.24%(3)      1.24%        1.25%
Ratio of net investment income
  (loss) to average net assets        3.39%         4.65%          5.00%         5.88%(3)      5.32%        5.04%
Portfolio turnover rate(4)             199%          149%           196%          140%          113%         135%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

 106                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TOTAL RETURN BOND FUND -- CLASS B


                                                YEAR ENDED:                 PERIOD ENDED:         YEAR ENDED:
                                  ---------------------------------------     1/1/2000-     -----------------------
                                  10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999   12/31/1998
CLASS B -- PERIOD ENDED:          ----------   -------------   ----------   -------------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                             $10.73        $10.85        $10.10          $9.90        $10.72       $10.58
Income from Investment
  Operations:
  Net investment income (loss)         0.42          0.40          0.48           0.43          0.47         0.47
  Net realized and unrealized
    gain (loss) on investments         0.47          0.00          0.72           0.20         (0.82)        0.22
                                   --------       -------       -------        -------       -------      -------
Total from investment operations       0.89          0.40          1.20           0.63         (0.35)        0.69
Less distributions:
  Dividends from net investment
    income                            (0.42)        (0.45)        (0.45)         (0.43)        (0.45)       (0.47)
  Distributions from capital
    gains                             (0.11)        (0.07)         0.00           0.00         (0.02)       (0.08)
  Return of capital                    0.00          0.00          0.00           0.00          0.00         0.00
                                   --------       -------       -------        -------       -------      -------
Total distributions                   (0.53)        (0.52)        (0.45)         (0.43)        (0.47)       (0.55)
                                   --------       -------       -------        -------       -------      -------
Net asset value, end of period       $11.09        $10.73        $10.85         $10.10         $9.90       $10.72
                                   ========       =======       =======        =======       =======      =======
TOTAL RETURN(1)                       8.44%         3.77%        12.12%          6.48%(2)     (3.30%)       6.70%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                       $106,077       $98,028       $55,999        $22,197       $21,442      $16,772
Ratio of expenses to average net
  assets before waivers and
  reimbursements                      2.13%         2.10%         1.96%          1.95%(3)      1.94%        2.01%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                      1.95%         1.95%         1.95%          1.95%(3)      1.94%        1.95%
Ratio of net investment income
  (loss) to average net assets        2.70%         3.92%         4.30%          5.17%(3)      4.62%        4.32%
Portfolio turnover rate(4)             199%          149%          196%           140%          113%         135%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                    107

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TOTAL RETURN BOND FUND -- CLASS C


                                         YEAR ENDED:                 PERIOD ENDED:                    PERIOD ENDED:
                           ---------------------------------------     1/1/2000-      YEAR ENDED:       7/31/1998-
                           10/31/2003   10/31/2002(8)   10/31/2001   10/31/2000(6)   12/31/1999(7)   12/31/1998(1)(7)
CLASS C -- PERIOD ENDED:   ----------   -------------   ----------   -------------   -------------   ----------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning of period         $10.77        $10.89        $10.14          $9.93          $10.76           $10.70
Income from Investment
  Operations:
  Net investment income
    (loss)                      0.42          0.40          0.49           0.44            0.47             0.19
  Net realized and
    unrealized gain
    (loss) on investments       0.46          0.00          0.71           0.20           (0.82)            0.15
                            --------      --------       -------        -------         -------           ------
Total from investment
  operations                    0.88          0.40          1.20           0.64           (0.35)            0.34
Less distributions:
  Dividends from net
    investment income          (0.42)        (0.45)        (0.45)         (0.43)          (0.46)           (0.21)
  Distributions from
    capital gains              (0.11)        (0.07)         0.00           0.00           (0.02)           (0.07)
  Return of capital             0.00          0.00          0.00           0.00            0.00             0.00
                            --------      --------       -------        -------         -------           ------
Total distributions            (0.53)        (0.52)        (0.45)         (0.43)          (0.48)           (0.28)
                            --------      --------       -------        -------         -------           ------
Net asset value, end of
  period                      $11.12        $10.77        $10.89         $10.14           $9.93           $10.76
                            ========      ========       =======        =======         =======           ======
TOTAL RETURN(2)                8.31%         3.80%        12.12%          6.55%(4)       (3.36%)           3.19%(4)
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in thousands)            $110,214      $107,479       $62,222        $16,886         $18,136           $5,420
Ratio of expenses to
  average net assets
  before waivers and
  reimbursements               2.01%         1.98%         1.97%          1.94%(5)        1.97%            2.13%(5)
Ratio of expenses to
  average net assets
  after waivers and
  reimbursements               1.95%         1.95%         1.95%          1.94%(5)        1.95%            1.95%(5)
Ratio of net investment
  income (loss) to
  average net assets           2.71%         3.92%         4.30%          5.18%(5)        4.62%            4.13%(5)
Portfolio turnover
  rate(3)                       199%          149%          196%           140%            113%             135%

(1) Class C shares were first offered on July 31, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) The fund's fiscal year end changed to October 31st.
(7) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(8) Per share amounts have been calculated using average shares outstanding method.

 108                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND -- CLASS A


                                                                             PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $9.88        $9.50
Income from Investment Operations:
  Net investment income (loss)                                     0.41         0.26
  Net realized and unrealized gain (loss) on investments          (0.21)        0.38
                                                                -------      -------
Total from investment operations                                   0.20         0.64
Less distributions:
  Dividends from net investment income                            (0.41)       (0.26)
  Distributions from capital gains                                 0.00         0.00
  Return of capital                                                0.00         0.00
                                                                -------      -------
Total distributions                                               (0.41)       (0.26)
                                                                -------      -------
Net asset value, end of period                                    $9.67        $9.88
                                                                =======      =======
TOTAL RETURN(3)                                                   2.06%        6.87%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $65,337      $75,245
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.48%        1.59%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.20%        1.20%(2)
Ratio of net investment income (loss) to average net assets       4.11%        3.58%(2)
Portfolio turnover rate(4)                                         108%         218%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

THE HARTFORD MUTUAL FUNDS                                                    109

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND -- CLASS B


                                                                             PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $9.84        $9.46
Income from Investment Operations:
  Net investment income (loss)                                     0.33         0.21
  Net realized and unrealized gain (loss) on investments          (0.19)        0.38
                                                                -------      -------
Total from investment operations                                   0.14         0.59
Less distributions:
  Dividends from net investment income                            (0.34)       (0.21)
  Distributions from capital gains                                 0.00         0.00
  Return of capital                                                0.00         0.00
                                                                -------      -------
Total distributions                                               (0.34)       (0.21)
                                                                -------      -------
Net asset value, end of period                                    $9.64        $9.84
                                                                =======      =======
TOTAL RETURN(3)                                                   1.45%        6.36%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $38,210      $39,276
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.21%        2.28%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.90%        1.90%(2)
Ratio of net investment income (loss) to average net assets       3.41%        2.87%(2)
Portfolio turnover rate(4)                                         218%         218%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

 110                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND -- CLASS C


                                                                             PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $9.84        $9.46
Income from Investment Operations:
  Net investment income (loss)                                     0.33         0.21
  Net realized and unrealized gain (loss) on investments          (0.20)        0.38
                                                                -------      -------
Total from investment operations                                   0.13         0.59
Less distributions:
  Dividends from net investment income                            (0.34)       (0.21)
  Distributions from capital gains                                 0.00         0.00
  Return of capital                                                0.00         0.00
                                                                -------      -------
Total distributions                                               (0.34)       (0.21)
                                                                -------      -------
Net asset value, end of period                                    $9.63        $9.84
                                                                =======      =======
TOTAL RETURN(3)                                                   1.34%        6.36%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $26,626      $40,708
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.07%        2.11%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.90%        1.90%(2)
Ratio of net investment income (loss) to average net assets       3.43%        2.86%(2)
Portfolio turnover rate(4)                                         108%         218%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

THE HARTFORD MUTUAL FUNDS                                                    111

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services; to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers; who help us serve YOU and service our business.


When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;" as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

 112                                                   THE HARTFORD MUTUAL FUNDS

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.


PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford

THE HARTFORD MUTUAL FUNDS                                                    113

Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

 114                                                   THE HARTFORD MUTUAL FUNDS

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:
The Hartford Mutual Funds, Inc. 811-07589
The Hartford Mutual Funds II, Inc. 811-00558

THE HARTFORD MUTUAL FUNDS

                               CLASS A, CLASS B AND CLASS C SHARES

                               PROSPECTUS
                               MARCH 1, 2004
                               (AS SUPPLEMENTED MARCH 15, 2004)

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND              THE HARTFORD MUTUAL FUNDS
EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE           THE HARTFORD ADVISERS FUND
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION           THE HARTFORD DISCIPLINED EQUITY FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.                    (FORMERLY THE HARTFORD GROWTH AND INCOME FUND)
                                                          THE HARTFORD DIVIDEND AND GROWTH FUND
                                                          THE HARTFORD EQUITY INCOME FUND
                                                          THE HARTFORD FOCUS FUND
                                                          THE HARTFORD GROWTH FUND
                                                          THE HARTFORD STOCK FUND
                                                          THE HARTFORD VALUE FUND

                               THE HARTFORD MUTUAL FUNDS
                               P.O. BOX 64387
                               ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                              Introduction                                                           2

A summary of each fund's                  The Hartford Advisers Fund                                             3
goals, principal strategies,              The Hartford Disciplined Equity Fund                                   7
main risks, performance                   The Hartford Dividend and Growth Fund                                 10
and expenses                              The Hartford Equity Income Fund                                       13
                                          The Hartford Focus Fund                                               15
                                          The Hartford Growth Fund                                              19
                                          The Hartford Stock Fund                                               23
                                          The Hartford Value Fund                                               26

Description of other                      Investment strategies and investment matters                          29
investment strategies
and investment risks

Investment manager and                    Management of the funds                                               33
management fee information

Information on your                       About your account                                                    35
account                                   Choosing a share class                                                35
                                          How sales charges are calculated                                      35
                                          Sales charge reductions and waivers                                   36
                                          Opening an account                                                    39
                                          Buying shares                                                         40
                                          Selling shares                                                        42
                                          Transaction policies                                                  45
                                          Dividends and account policies                                        47
                                          Additional investor services                                          48

Further information on the                Financial highlights                                                  50
funds                                     Privacy policy                                                        74
                                          For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, B and C shares of the funds.

Each fund, except the Focus Fund, is a is a diversified fund. The Focus Fund is a non-diversified fund.

Growth Fund is a series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser, Wellington Management Company, LLP ("Wellington Management"). Information regarding HIFSCO and Wellington Management is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Advisers Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

  -  stocks,

  -  debt securities, and

  -  money market instruments.

Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.

The fund favors stocks issued by high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

--------------------------------------------------------------------------------

MAIN RISKS. This fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed

THE HARTFORD MUTUAL FUNDS                                                      3

                                                      THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that Wellington Management could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 30%
  20
  10
               23.30%   21.09%   12.08%   0.90%                      17.84%
   0
 -10
                                                   -5.21%  -13.22%
 -20

                1997     1998     1999     2000     2001     2002     2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 12.39% (2nd quarter, 1999) and the lowest quarterly return was -9.66% (2nd quarter, 2002).
--------------------------------------------------------------------------------

 4                                                     THE HARTFORD MUTUAL FUNDS

                                                      THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 07/22/96)
   Class A Return Before Taxes                      11.39%    0.72%         7.61%
   Class A Return After Taxes on Distributions      10.85%   -0.32%         6.58%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               7.36%    0.02%         6.04%
   Class B Return Before Taxes                      12.00%    0.77%         7.68%
   Class C Return Before Taxes(1)                   14.93%    0.98%         7.55%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               28.67%   -0.57%         9.55%(2)
   Lehman Brothers Government/Credit Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                            4.67%    6.66%         7.76%(2)

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index. The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2003.

THE HARTFORD MUTUAL FUNDS                                                      5

                                                      THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.64%      0.64%      0.64%
   Distribution and service (12b-1) fees       0.30%(2)    1.00%      1.00%
   Other expenses                               0.46%      0.49%      0.36%
   Total annual operating expenses              1.40%(2)   2.13%      2.00%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

                 EXPENSES (WITH REDEMPTION)                   CLASS A    CLASS B    CLASS C
   Year 1                                                     $  685     $  716     $  401
   Year 3                                                     $  969     $  967     $  721
   Year 5                                                     $1,274     $1,344     $1,167
   Year 10                                                    $2,137     $2,462     $2,404

You would pay the following expenses if you did not redeem your shares:

               EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                                     $  685     $  216     $  301
   Year 3                                                     $  969     $  667     $  721
   Year 5                                                     $1,274     $1,144     $1,167
   Year 10                                                    $2,137     $2,462     $2,404

 6                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD DISCIPLINED EQUITY FUND

(FORMERLY THE HARTFORD GROWTH AND INCOME FUND)
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Disciplined Equity Fund seeks growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

THE HARTFORD MUTUAL FUNDS                                                      7

                                            THE HARTFORD DISCIPLINED EQUITY FUND

                                  (FORMERLY THE HARTFORD GROWTH AND INCOME FUND)
--------------------------------------------------------------------------------

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 30%
  20
  10
                20.80%                                          28.36%
   0
 -10
                            -6.49%      -8.50%      -25.11%
 -20
 -30

                 1999        2000        2001        2002        2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 15.26% (4th quarter, 1999) and the lowest quarterly return was -16.60% (3rd quarter, 2002).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 04/30/98)
   Class A Return Before Taxes                      21.26%   -1.26%         1.33%
   Class A Return After Taxes on Distributions      21.27%   -1.61%         0.98%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              13.84%   -1.23%         0.96%
   Class B Return Before Taxes                      22.37%   -1.22%         1.44%
   Class C Return Before Taxes(1)                   25.23%   -1.04%         1.44%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               28.67%   -0.57%         1.12%

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

 8                                                     THE HARTFORD MUTUAL FUNDS

                                            THE HARTFORD DISCIPLINED EQUITY FUND

                                  (FORMERLY THE HARTFORD GROWTH AND INCOME FUND)
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%     5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%      None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)  5.00%      1.00%
   Exchange fees                                 None      None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.80%     0.80%      0.80%
   Distribution and service (12b-1) fees       0.30%(2)   1.00%      1.00%
   Other expenses                               0.46%     0.50%      0.37%
   Total annual operating expenses(3)          1.56%(2)   2.30%      2.17%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.45%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  700     $  733     $  418
   Year 3                                      $1,016     $1,018     $  772
   Year 5                                      $1,353     $1,430     $1,253
   Year 10                                     $2,304     $2,636     $2,578

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  700     $  233     $  318
   Year 3                                      $1,016     $  718     $  772
   Year 5                                      $1,353     $1,230     $1,253
   Year 10                                     $2,304     $2,636     $2,578

THE HARTFORD MUTUAL FUNDS                                                      9

THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Dividend and Growth Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax

 10                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

--------------------------------------------------------------------------------


 40%
  30
  20
  10
               30.99%   14.47%   4.57%    10.04%                     25.66%
   0
 -10
                                                   -4.57%  -14.19%
 -20
                1997     1998     1999     2000     2001     2002     2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 15.85% (2nd quarter, 1999) and the lowest quarterly return was -18.33% (3rd quarter, 2002).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                                        LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 7/22/96)
   Class A Return Before Taxes                      18.72%    2.27%         9.28%
   Class A Return After Taxes on Distributions      18.38%    1.55%         8.52%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              12.16%    1.59%         7.73%
   Class B Return Before Taxes                      19.72%    2.35%         9.33%
   Class C Return Before Taxes(1)                   22.59%    2.53%         9.22%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               28.67%   -0.57%         9.55%(2)

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2003.

THE HARTFORD MUTUAL FUNDS                                                     11

                                           THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.67%      0.67%      0.67%
   Distribution and service (12b-1) fees       0.30%(2)    1.00%      1.00%
   Other expenses                               0.44%      0.47%      0.35%
   Total annual operating expenses             1.41%(2)    2.14%      2.02%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  686     $  717     $  403
   Year 3                                      $  972     $  970     $  727
   Year 5                                      $1,279     $1,349     $1,177
   Year 10                                     $2,148     $2,472     $2,425

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
   Year 1                                                     $  686     $  217     $  303
   Year 3                                                     $  972     $  670     $  727
   Year 5                                                     $1,279     $1,149     $1,177
   Year 10                                                    $2,148     $2,472     $2,425

 12                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Equity Income Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $3 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and estimated below average price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized in one of four ways -- affected by a misunderstood negative event, a beneficiary of industry consolidation, low but improving return on capital or new or incentivized management. In addition, the fund will take into consideration flows of new capital into an industry. Within this context, the fund's key securities selection criterion will be based on dividend yield, with capital appreciation as a secondary factor. Portfolio construction is driven primarily by security selection.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided. However, for the period November 1, 2003 through December 31, 2003, HIFSCO and the fund's transfer agent, Hartford Administrative Services Company, agreed to waive certain operating expenses for the fund, which would cause the fund's returns to be lower than if expenses had not been limited.

THE HARTFORD MUTUAL FUNDS                                                     13

                                                 THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(3)                           0.80%      0.80%      0.80%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses(4)                            0.43%      0.47%      0.35%
   Total annual operating expenses(3)           1.53%(2)   2.27%      2.15%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to waive management fees until August 28, 2004. While such waiver is in effect, Class A, Class B and Class C net expenses would be 0.73%, 1.47%, and 1.35%, respectively.

(4) Estimated.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  697     $  730     $  416
   Year 3                                      $1,007     $1,009     $  766
   Year 5                                      $1,338     $1,415     $1,243
   Year 10                                     $2,273     $2,605     $2,558

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  697     $  230     $  316
   Year 3                                      $1,007     $  709     $  766
   Year 5                                      $1,338     $1,215     $1,243
   Year 10                                     $2,273     $2,605     $2,558

 14                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD FOCUS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Focus Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

Wellington Management uses a two phase investment strategy to evaluate a security for purchase or sale by the fund. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

The key characteristics of companies in which the fund typically invests include:

  -  Accelerating earnings and earnings per share growth

  -  A strong balance sheet combined with a high return on equity

  -  Unrecognized or undervalued assets

  -  A strong management team

  -  A leadership position within an industry

  -  Sustainable or increasing dividends

  -  Positive investor sentiment

The fund will consider selling a security when:

  -  Downside risk equals upside potential

  -  Decreasing trend of earnings growth is exhibited

  -  Excessive valuations are reached

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

THE HARTFORD MUTUAL FUNDS                                                     15

                                                         THE HARTFORD FOCUS FUND
--------------------------------------------------------------------------------

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 30%
  20
  10
                                                      27.13%
   0
 -10
                        -25.40%
 -20
 -30

                          2002                         2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the period shown in the bar chart, the highest quarterly return was 14.59% (2nd quarter, 2003) and the lowest quarterly return was -19.21% (2nd quarter, 2002).
--------------------------------------------------------------------------------

 16                                                    THE HARTFORD MUTUAL FUNDS

                                                         THE HARTFORD FOCUS FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                              LIFE OF FUND
                                                    1 YEAR   (SINCE 5/24/01)
   Class A Return Before Taxes                      20.10%        -3.81%
   Class A Return After Taxes on Distributions      20.14%        -3.83%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              13.09%        -3.24%
   Class B Return Before Taxes                      21.24%        -3.55%
   Class C Return Before Taxes                      23.98%        -2.79%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               28.67%        -4.10%(1)

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Return is from 5/31/2001 - 12/31/2003.

THE HARTFORD MUTUAL FUNDS                                                     17

                                                         THE HARTFORD FOCUS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a
   percentage of offering price                 5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses                               0.46%      0.49%      0.36%
   Total annual operating expenses(3)           1.76%(2)   2.49%      2.36%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  719     $  752     $  437
   Year 3                                      $1,074     $1,076     $  829
   Year 5                                      $1,452     $1,526     $1,348
   Year 10                                     $2,509     $2,826     $2,769

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  719     $  252     $  337
   Year 3                                      $1,074     $  776     $  829
   Year 5                                      $1,452     $1,326     $1,348
   Year 10                                     $2,509     $2,826     $2,769

 18                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include a leadership position within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets and a strong management team. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a two-tiered investment strategy:

  - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this top down analysis, Wellington Management anticipates trends and changes in various markets and in the economy overall and identifies industries and sectors that are expected to outperform.

  - Concurrent with top down analysis, Wellington Management utilizes what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return

THE HARTFORD MUTUAL FUNDS                                                     19

                                                        THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------

figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund's Class L, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.


The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 45%
  30
  15
               2.53%    21.57%   18.56%   23.80%   29.63%   34.67%                              32.60%
   0
 -15
                                                                     -4.95%  -14.60%  -24.78%
 -30

                1994     1995     1996     1997     1998     1999     2000     2001     2002     2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 29.80% (4th quarter, 1999) and the lowest quarterly return was -19.01% (3rd quarter, 2001).
--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.

 20                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                     1 YEAR    5 YEARS   10 YEARS   SINCE INCEPTION
   Class A Return Before Taxes(1)                     25.28%    0.60%      9.35%           N/A
   Class A Return After Taxes on Distributions(1)     25.28%   -1.28%      6.89%           N/A
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                             16.45%    0.22%      7.31%           N/A
   Class B Return Before Taxes(1)                     26.65%    0.76%        N/A         9.35%(2)
   Class C Return Before Taxes(1)                     29.33%    0.62%        N/A         9.22%(2)
   Russell 1000 Growth Index (reflects no
   deduction for fees, expenses or taxes)             29.75%   -5.11%      9.21%        10.26%(3)

INDEX: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

(2) Class B and Class C performance information is based on the inception date of Class M and Class N shares, 11/14/94.

(3) Return is from 11/30/1994 - 12/31/2003.

THE HARTFORD MUTUAL FUNDS                                                     21

                                                        THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                None(1)     5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.82%      0.82%      0.82%
   Distribution and service (12b-1) fees       0.30%(2)    1.00%      1.00%
   Other expenses                               0.40%      0.44%      0.33%
   Total annual operating expenses(3)          1.52%(2)    2.26%      2.15%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.45%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  696     $  729     $  416
   Year 3                                      $1,004     $1,006     $  766
   Year 5                                      $1,333     $1,410     $1,243
   Year 10                                     $2,263     $2,595     $2,558

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  696     $  229     $  316
   Year 3                                      $1,004     $  706     $  766
   Year 5                                      $1,333     $1,210     $1,243
   Year 10                                     $2,263     $2,595     $2,558

 22                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Stock Fund seeks long-term growth of capital, with income as a secondary consideration.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high-quality companies. The key characteristics of high-quality companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:

  - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.

  - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.


The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C

THE HARTFORD MUTUAL FUNDS                                                     23

                                                         THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.


The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 40%
  30
  20
  10
               31.78%   31.33%   22.31%                              25.34%
   0
 -10
                                          -5.09%  -13.73%  -24.49%
 -20
 -30

                1997     1998     1999     2000     2001     2002     2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 20.30% (4th quarter, 1998) and the lowest quarterly return was -17.28% (3rd quarter, 2002).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 07/22/96)
   Class A Return Before Taxes                      18.48%   -2.18%          8.15%
   Class A Return After Taxes on Distributions      18.45%   -2.62%          7.76%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              11.99%   -2.02%          6.98%
   Class B Return Before Taxes                      19.39%   -2.14%          8.19%
   Class C Return Before Taxes(1)                   22.23%   -1.91%          8.09%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               28.67%   -0.57%          9.55%(2)

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2003.

 24                                                    THE HARTFORD MUTUAL FUNDS

                                                         THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.71%      0.71%      0.71%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses                               0.46%      0.49%      0.36%
   Total annual operating expenses              1.47%(2)   2.20%      2.07%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  691     $  723     $  408
   Year 3                                      $  989     $  988     $  742
   Year 5                                      $1,309     $1,380     $1,202
   Year 10                                     $2,211     $2,534     $2,476

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  691     $  223     $  308
   Year 3                                      $  989     $  688     $  742
   Year 5                                      $1,309     $1,180     $1,202
   Year 10                                     $2,211     $2,534     $2,476

THE HARTFORD MUTUAL FUNDS                                                     25

THE HARTFORD VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Value Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $3 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and estimated below-average price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to economic analysis in establishing sector and industry weightings. The portfolio employs what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C

 26                                                    THE HARTFORD MUTUAL FUNDS

                                                         THE HARTFORD VALUE FUND
--------------------------------------------------------------------------------

shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

--------------------------------------------------------------------------------

 30%
  20
  10
                                                      27.85%
   0
 -10
                        -23.16%
 -20
 -30
                          2002                         2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 16.34% (2nd quarter, 2003) and the lowest quarterly return was -19.93% (3rd quarter, 2002).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2003
(INCLUDES SALES CHARGES)


                                                              LIFE OF FUND
                                                    1 YEAR   (SINCE 4/30/01)
   Class A Return Before Taxes                      20.75%       -3.25%
   Class A Return After Taxes on Distributions      20.50%       -3.54%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              13.53%       -2.93%
   Class B Return Before Taxes                      21.97%       -3.02%
   Class C Return Before Taxes                      24.53%       -2.28%
   Russell 1000 Value Index (reflects no deduction
   for fees, expenses or taxes)                     30.03%        1.85%

INDEX: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies in the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     27

                                                         THE HARTFORD VALUE FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.80%      0.80%      0.80%
   Distribution and service (12b-1) fees       0.30%(2)    1.00%      1.00%
   Other expenses                               0.47%      0.50%      0.38%
   Total annual operating expenses(3)          1.57%(2)    2.30%      2.18%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.45%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  701     $  733     $  419
   Year 3                                      $1,018     $1,018     $  775
   Year 5                                      $1,358     $1,430     $1,258
   Year 10                                     $2,315     $2,636     $2,588

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  701     $  233     $  319
   Year 3                                      $1,018     $  718     $  775
   Year 5                                      $1,358     $1,230     $1,258
   Year 10                                     $2,315     $2,636     $2,588

 28                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY


There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which all funds may invest as part of their principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the Advisers Fund may invest as part of its principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

THE HARTFORD MUTUAL FUNDS                                                     29

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

FOREIGN INVESTMENTS


The funds may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.


Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


The funds may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


The funds may hold securities of small capitalization companies, but not as a principal investment strategy.

 30                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES


Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (HOLDRs), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the funds' total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


Focus Fund and Growth Fund are expected to have relatively high portfolio turnover. The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity Securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

THE HARTFORD MUTUAL FUNDS                                                     31

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT POLICIES


Disciplined Equity Fund, Equity Income Fund and Stock Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

 32                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $225.9 billion in assets as of December 31, 2003. At the same time, HIFSCO had over $20.8 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.


THE INVESTMENT SUB-ADVISER


Wellington Management Company, LLP is the investment sub-adviser to each of the funds. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2003, Wellington Management had investment management authority over approximately $394 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

FOCUS FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         1.00%
Next $500,000,000                          0.95%
Amount Over $1 Billion                     0.90%

GROWTH FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $100,000,000                         1.00%
Next $150,000,000                          0.80%
Amount Over $250 Million                   0.70%

DISCIPLINED EQUITY FUND, EQUITY INCOME FUND, STOCK FUND AND VALUE FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.80%
Next $500,000,000                          0.70%
Amount Over $1 Billion                     0.65%

ADVISERS FUND AND DIVIDEND AND GROWTH FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.75%
Next $500,000,000                          0.65%
Amount Over $1 Billion                     0.60%

For each fund's fiscal year ended October 31, 2003, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

FUND NAME                                      10/31/2003
---------                                      ----------
The Hartford Advisers Fund                       0.64%
The Hartford Disciplined Equity Fund             0.80%
The Hartford Dividend and Growth Fund            0.67%

THE HARTFORD MUTUAL FUNDS                                                     33

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

FUND NAME                                      10/31/2003
---------                                      ----------
The Hartford Focus Fund                          1.00%
The Hartford Growth Fund                         0.82%
The Hartford Stock Fund                          0.71%
The Hartford Value Fund                          0.80%

PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below.

ADVISERS FUND  The fund is co-managed by Rand L. Alexander and John C. Keogh.

Rand L. Alexander, Senior Vice President of Wellington Management, has served as a co-portfolio manager of the fund since its inception (1996). Mr. Alexander joined Wellington Management in 1990 and has been an investment professional since 1976.

John C. Keogh, Senior Vice President of Wellington Management, has served as a co-portfolio manager of the fund since 2004. Mr. Keogh joined Wellington Management in 1983 and has been an investment professional involved in portfolio management since that time.

DISCIPLINED EQUITY FUND James A. Rullo, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception
(1998). Mr. Rullo joined Wellington Management as a portfolio manager in 1994 and has been an investment professional since 1987.

DIVIDEND AND GROWTH FUND The fund is managed by Edward P. Bousa. Mr. Bousa is Vice President of Wellington Management and has served as portfolio manager of the fund since July, 2001. Mr. Bousa joined Wellington Management as a portfolio manager in 2000 and has been an investment professional since 1980. Previously Mr. Bousa was employed by Putnam Investments from 1992-2000, Fidelity Management Trust Company from 1984-1992, and Louis Dreyfus Corporation from 1980-1982.

EQUITY INCOME FUND The fund is managed by Wellington Management using a team of analysts led by John R. Ryan that specialize in value oriented investing. John
R. Ryan is a Senior Vice President and Managing Partner of Wellington Management and has led the team since the fund's inception (2003). He joined Wellington Management in 1981 and has been an investment professional involved in portfolio management and securities analysis since 1981.

FOCUS FUND The fund is managed by Rand L. Alexander. Mr. Alexander is Senior Vice President of Wellington Management and has served as portfolio manager of the fund since its inception in 1996. Mr. Alexander joined Wellington Management in 1990 and has been an investment professional since 1976.

GROWTH FUND Andrew J. Shilling has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Shilling, Senior Vice President of Wellington Management, joined Wellington Management as a global industry analyst in 1994 and has been an investment professional since 1989.

STOCK FUND The fund is managed by Rand L. Alexander. Mr. Alexander is Senior Vice President of Wellington Management and has served as portfolio manager of the fund since its inception in 1996. Mr. Alexander joined Wellington Management in 1990 and has been an investment professional since 1976.

VALUE FUND This fund is managed by Wellington Management using a team of analysts led by John R. Ryan that specialize in value oriented investing. John
R. Ryan is a Senior Vice President and Managing Partner of Wellington Management and has led the team since April 2001. He joined Wellington Management in 1981 and has been an investment professional involved in portfolio management and securities analysis since 1981.

 34                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $250,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A

- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.30%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.30%.

CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- 1% front-end sales charge.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999     4.50%       4.71%          4.00%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by

THE HARTFORD MUTUAL FUNDS                                                     35

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

    reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last five categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

                YEARS AFTER
                 PURCHASE                    CDSC
1st year                                     5.00%
2nd year                                     4.00%
3rd year                                     3.00%
4th year                                     3.00%
5th year                                     2.00%
6th year                                     1.00%

CLASS C sales charges for all funds, regardless of the amount that is being purchased, are as follows:

FRONT-END SALES CHARGE
                            DEALER
                          COMMISSION
AS A % OF   AS A % OF    AS PERCENTAGE
OFFERING       NET        OF OFFERING
  PRICE     INVESTMENT       PRICE
              1.01%          1.00%
1.00%

YEARS AFTER
PURCHASE                                     CDSC
1st year                                     1.00%
After 1 year                                  None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies the fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds (including The Hartford Money Market Fund, which, like the other Hartford Mutual Funds not discussed herein, is offered through a

 36                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

  separate prospectus) you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge. In addition, if you are a natural person who owns certain annuities or variable life insurance products that are issued by entities associated with The Hartford, the current account value of your contract or policy will be included. The eligible annuity and life insurance products are discussed in the funds' SAI. Participants in retirement plans receive breakpoints at the plan level. You must notify your broker, and your broker must notify the funds, that you are eligible for this privilege each time you make a purchase.

- LETTER OF INTENT -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any of The Hartford Mutual Funds within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives,

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- individuals purchasing shares with the proceeds from shares redeemed from another fund complex within the last 60 days on which an initial or contingent deferred sales charge was paid (1% CDSC applies if redeemed within 18 months),

THE HARTFORD MUTUAL FUNDS                                                     37

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

- individuals purchasing shares with the proceeds from an eligible rollover distribution from a Hartford Life Insurance Company variable annuity contract or funding agreement within a 457, 403(b) or governmental 401 plan,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

CLASS C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the distributor to waive this charge. See the SAI for a listing of those broker-dealer firms that have entered into such agreements.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the Funds' shares ("Additional Payments") based on a number of factors described in the funds' SAI. This additional compensation is not paid directly by you.

With the exception of certain compensation arrangements specifically discussed in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets) of the Funds attributable to a particular Financial Intermediary, on sales of the Funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the Funds attributable to a particular Financial Intermediary. Please refer to the SAI for a listing of Financial Intermediaries to whom the distributor makes such Additional Payments. Separate Additional Payments may also be made in connection with the sale and distribution of the Funds' shares in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail in the SAI. These Negotiated Additional Amounts paid to Financial Intermediaries in connection with the sale and distribution of the Funds' shares may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor. With the exception of certain Negotiated Additional Amounts specifically discussed in the SAI, payments of Negotiated Additional Amounts did not exceed $500,000 per Financial Intermediary for the calendar year ended December 31, 2003.

 38                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

     -  non-retirement accounts: $1,000 per fund

     -  retirement accounts: $1,000 per fund

     - Automatic Investment Plans: $50 to open; you must invest at least $50 in each fund a month

     -  subsequent investments: $50 per fund

Minimum investment amounts may be waived for certain retirement accounts including IRAs and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

      ADDRESS:                   PHONE NUMBER:
 THE HARTFORD MUTUAL             1-888-843-7824
        FUNDS                   OR CONTACT YOUR
   P.O. BOX 64387                  FINANCIAL
 ST. PAUL, MN 55164-           REPRESENTATIVE OR
        0387                   PLAN ADMINISTRATOR
                              FOR INSTRUCTIONS AND
                                  ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     39

BUYING SHARES


                           OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
 BY CHECK
              - Make out a check for the investment           - Make out a check for the investment
  (CHECK        amount, payable to "The Hartford Mutual         amount, payable to "The Hartford Mutual
  GRAPHIC)      Funds".                                         Funds".
              - Deliver the check and your completed          - Fill out the detachable investment slip
                application to your financial                   from an account statement. If no slip is
                representative, plan administrator or mail      available, include a note specifying the
                to the address listed below.                    fund name, your share class, your account
                                                                number and the name(s) in which the
                                                                account is registered.
                                                              - Deliver the check and your investment slip
                                                                or note to your financial representative,
                                                                plan administrator or mail to the address
                                                                listed below.
 BY EXCHANGE
              - Call your financial representative, plan      - Call your financial representative, plan
  (ARROW        administrator or the transfer agent at the      administrator or the transfer agent at the
  GRAPHIC)      number below to request an exchange. The        number below to request an exchange. The
                minimum exchange amount is $500 per fund.       minimum exchange amount is $500 per fund.
 BY WIRE
              - Deliver your completed application to your    - Instruct your bank to wire the amount of
  (COMPUTER     financial representative, or mail it to         your investment to:
  GRAPHIC)      the address below.                                U.S. Bank National Association
              - Obtain your account number by calling your        ABA #091000022, credit account no:
                financial representative or the phone             1-702-2514-1341
                number below.                                     The Hartford Mutual Funds Purchase
              - Instruct your bank to wire the amount of          Account
                your investment to:                               For further credit to: (your name)
                  U.S. Bank National Association                  Hartford Mutual Funds Account Number:
                  ABA #091000022, credit account no:              (your account number)
                  1-702-2514-1341                               Specify the fund name, your share class,
                  The Hartford Mutual Funds Purchase            your account number and the name(s) in
                  Account                                       which the account is registered. Your bank
                  For further credit to: (your name)            may charge a fee to wire funds.
                  Hartford Mutual Funds Account Number:
                  (your account number)
                Specify the fund name, your choice of
                share class, the new account number and
                the name(s) in which the account is
                registered. Your bank may charge a fee to
                wire funds.

                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                                  1-888-843-7824
               P.O. BOX 64387                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                      PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.

 40                                                    THE HARTFORD MUTUAL FUNDS

 BY PHONE
              - See "By Wire" and "By Exchange"               - Verify that your bank or credit union is a
  (PHONE                                                        member of the Automated Clearing House
  GRAPHIC)                                                      (ACH) system.
                                                              - Complete the "Telephone Exchanges and
                                                                Telephone Redemption" and "Bank Account or
                                                                Credit Union Information" sections on your
                                                                account application.
                                                              - Call the transfer agent at the number
                                                                below to verify that these features are in
                                                                place on your account.
                                                              - Tell the transfer agent representative the
                                                                fund name, your share class, your account
                                                                number, the name(s) in which the account
                                                                is registered and the amount of your
                                                                investment.

To open or add to an account using the Automatic Investment Plan, see "Additional Investor Services".

                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                                  1-888-843-7824
               P.O. BOX 64387                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                      PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     41

SELLING SHARES


 BY LETTER
                - Write a letter of instruction or complete a power of
  (LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC)        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see next page).
                - Mail the materials to the address below or to your plan
                  administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee (currently $10) which will be deducted
                  from redemption proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  (PHONE        - To place your order with a representative, call the
  GRAPHIC)        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 8 A.M. and 6 P.M.
                  Eastern Time (between 7 A.M. and 5 P.M. Central Time) on
                  Friday. Orders received after 4 P.M. Eastern Time (3 P.M.
                  Central Time) will receive the next business day's
                  offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  (COMPUTER       Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC)        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Generally, amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this
                  service.
                - Amounts of less than $1,000 may be sent by EFT or by
                  check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  (ARROW          are exchanging by calling your financial representative or
  GRAPHIC)        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services".

                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                                  1-888-843-7824
               P.O. BOX 64387                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                                        PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.

 42                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                - your address of record has changed within the past 30 days
  (LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC)      - you are requesting payment other than by a check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Signature guarantee if applicable (see above).

                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                                  1-888-843-7824
               P.O. BOX 64387                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                      PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     43

    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Copy of death certificate.
                - Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.


   ADDRESS:                            PHONE NUMBER:
 THE HARTFORD                          1-888-843-7824
 MUTUAL FUNDS         OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
P.O. BOX 64387         ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.
 ST. PAUL, MN
  55164-0387

 44                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4 p.m. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates, as determined under procedures established by the applicable Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using prevailing exchange rates. Debt securities (other than short-term obligations) held by each fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the Board of Directors. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments of the funds that will mature in 60 days or less are valued at amortized cost, which approximates market value.

Certain funds may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of the fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.


BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is complete (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

THE HARTFORD MUTUAL FUNDS                                                     45

TRANSACTION POLICIES
--------------------------------------------------------------------------------

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class L, M, N, H, Z, Y or E shares of certain funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Because excessive account transactions can disrupt the management of the funds, negatively affect the funds' performance and increase transaction costs for all shareholders, the funds limit account activity as follows:

- you may make no more than two substantive exchanges out of the same fund in any 90 day period (excluding automatic programs);

- the funds may refuse a share purchase at any time, for any reason;

- the funds may revoke an investor's exchange privilege at any time, for any reason.

"Substantive" means a dollar amount that the funds determine, in their sole discretion, could adversely affect the management of the funds.

Some investors purchase or sell shares of the funds through financial intermediaries and omnibus accounts that aggregate the orders of several investors and forward the aggregate orders to the funds. Because the funds receive aggregate purchase and sales orders from the financial intermediaries and omnibus accounts, the funds cannot always know or reasonably detect excessive trading by investors that enter orders through these intermediaries or omnibus accounts.

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS
(NON-RETIREMENT ONLY)


If the total value of your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

 46                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099-DIV tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Except as noted below, dividends from net investment income of the funds are normally declared and paid annually. Dividends from the net investment income of the Advisers Fund, Dividend and Growth Fund and Equity Income Fund are declared and paid quarterly. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank.

THE HARTFORD MUTUAL FUNDS                                                     47

TRANSACTION POLICIES
--------------------------------------------------------------------------------

Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($50 minimum per fund) for your first investment amount payable to "The Hartford Mutual Funds." Deliver your check and application to your financial representative or the transfer agent.

 48                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee will be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

THE HARTFORD MUTUAL FUNDS                                                     49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD ADVISERS FUND -- CLASS A

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2003 and October 31, 2002 has been derived from the financial statements audited by Ernst & Young, LLP, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. With respect to the funds that are series of The Hartford Mutual Funds, Inc., the information for the periods ended on or before October 31, 2001 has been audited by Arthur Andersen, LLP.*

                                               YEAR ENDED:                   PERIOD ENDED:         YEAR ENDED:
                                ------------------------------------------     1/1/2000-     -----------------------
                                10/31/2003(6)   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999   12/31/1998
   CLASS A -- PERIOD ENDED:     -------------   -------------   ----------   -------------   ----------   ----------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period                             $12.67          $14.38        $17.07        $17.02         $15.71       $13.41
Income from Investment
  Operations:
  Net investment income (loss)         0.19            0.21          0.30          0.24           0.27         0.23
  Net realized and unrealized
    gain (loss) on investments         1.52           (1.69)        (2.05)         0.19           1.60         2.58
                                 ----------      ----------     ----------     --------       --------     --------
Total from investment
  operations                           1.71           (1.48)        (1.75)         0.43           1.87         2.81
Less distributions:
  Dividends from net
    investment income                 (0.19)          (0.23)        (0.31)        (0.22)         (0.25)       (0.25)
  Distributions from capital
    gains                              0.00            0.00         (0.64)        (0.16)         (0.31)       (0.26)
  Return of capital                    0.00            0.00          0.00          0.00           0.00         0.00
                                 ----------      ----------     ----------     --------       --------     --------
Total distributions                   (0.19)          (0.23)        (0.94)        (0.38)         (0.56)       (0.51)
                                 ----------      ----------     ----------     --------       --------     --------
Net asset value, end of period       $14.19          $12.67        $14.38        $17.07         $17.02       $15.71
                                 ==========      ==========     ==========     ========       ========     ========
TOTAL RETURN(1)                      13.62%         (10.42%)      (10.67%)        2.52%(2)      12.08%       21.09%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                     $1,470,569      $1,245,331     $1,088,858     $893,954       $693,136     $316,435
Ratio of expenses to average
  net assets before waivers
  and reimbursements                  1.40%           1.41%         1.27%         1.26%(3)       1.31%        1.43%
Ratio of expenses to average
  net assets after waivers and
  reimbursements                      1.39%           1.36%         1.22%         1.21%(3)       1.26%        1.38%
Ratio of net investment income
  (loss) to average net assets        1.44%           1.56%         1.99%         1.76%(3)       1.72%        1.67%
Portfolio turnover rate(4)              46%             44%           37%           38%            35%          40%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.
 * In light of recent developments affecting Arthur Andersen LLP, management has been unable, despite reasonable efforts, to obtain Arthur Andersen LLP's consent to the inclusion in the registration statement for The Hartford Mutual Funds, Inc. of the audited financial statements for the periods ended on or before October 31, 2001. The failure of Arthur Andersen LLP to provide its consent may adversely affect the ability of a shareholder to seek to recover damages related to the shareholder's reliance on such financial statements.

 50                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD ADVISERS FUND -- CLASS B


                                               YEAR ENDED:                   PERIOD ENDED:         YEAR ENDED:
                                ------------------------------------------     1/1/2000-     -----------------------
                                10/31/2003(6)   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999   12/31/1998
   CLASS B -- PERIOD ENDED:     -------------   -------------   ----------   -------------   ----------   ----------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period                            $12.54          $14.24         $16.90        $16.87         $15.59       $13.33
Income from Investment
  Operations:
  Net investment income (loss)        0.09            0.11           0.20          0.15           0.16         0.15
  Net realized and unrealized
    gain (loss) on investments        1.51           (1.68)         (2.03)         0.17           1.58         2.54
                                  --------        --------       --------      --------       --------     --------
Total from investment
  operations                          1.60           (1.57)         (1.83)         0.32           1.74         2.69
Less distributions:
  Dividends from net
    investment income                (0.09)          (0.13)         (0.19)        (0.13)         (0.15)       (0.17)
  Distributions from capital
    gains                             0.00            0.00          (0.64)        (0.16)         (0.31)       (0.26)
  Return of capital                   0.00            0.00           0.00          0.00           0.00         0.00
                                  --------        --------       --------      --------       --------     --------
Total distributions                  (0.09)          (0.13)         (0.83)        (0.29)         (0.46)       (0.43)
                                  --------        --------       --------      --------       --------     --------
Net asset value, end of period      $14.05          $12.54         $14.24        $16.90         $16.87       $15.59
                                  ========        ========       ========      ========       ========     ========
TOTAL RETURN(1)                     12.86%         (11.11%)       (11.27%)        1.89%(2)      11.29%       20.27%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                      $593,179        $567,953       $622,519      $631,930       $555,338     $237,959
Ratio of expenses to average
  net assets before waivers
  and reimbursements                 2.13%           2.08%          1.93%         1.92%(3)       1.97%        2.11%
Ratio of expenses to average
  net assets after waivers and
  reimbursements                     2.12%           2.08%          1.93%         1.92%(3)       1.97%        2.10%
Ratio of net investment income
  (loss) to average net assets       0.72%           0.84%          1.28%         1.05%(3)       1.00%        0.98%
Portfolio turnover rate(4)             46%             44%            37%           38%            35%          40%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     51

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD ADVISERS FUND -- CLASS C


                                       YEAR ENDED:                   PERIOD ENDED:                    PERIOD ENDED:
                        ------------------------------------------     1/1/2000-      YEAR ENDED:       7/31/1998-
CLASS C -- PERIOD       10/31/2003(8)   10/31/2002(8)   10/31/2001   10/31/2000(6)   12/31/1999(7)   12/31/1998(1)(7)
ENDED:                  -------------   -------------   ----------   -------------   -------------   ----------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning of period       $12.66          $14.37         $17.05        $17.02          $15.73           $15.56
Income from Investment
  Operations:
  Net investment
    income (loss)             0.11            0.12           0.20          0.15            0.17             0.16
  Net realized and
    unrealized gain
    (loss) on
    investments               1.52           (1.69)         (2.04)         0.17            1.58             0.64
                          --------        --------       --------      --------        --------          -------
Total from investment
  operations                  1.63           (1.57)         (1.84)         0.32            1.75             0.80
Less distributions:
  Dividends from net
    investment income        (0.11)          (0.14)         (0.20)        (0.13)          (0.15)           (0.22)
  Distributions from
    capital gains             0.00            0.00          (0.64)        (0.16)          (0.31)           (0.40)
  Return of capital           0.00            0.00           0.00          0.00            0.00             0.00
                          --------        --------       --------      --------        --------          -------
Total distributions          (0.11)          (0.14)         (0.84)        (0.29)          (0.46)           (0.62)
                          --------        --------       --------      --------        --------          -------
Net asset value, end
  of period                 $14.18          $12.66         $14.37        $17.05          $17.02           $15.73
                          ========        ========       ========      ========        ========          =======
TOTAL RETURN(2)             12.92%         (10.99%)       (11.26%)        1.89%(4)       11.29%            5.25%(4)
RATIOS AND
  SUPPLEMENTAL DATA:
Net assets, end of
  period (in
  thousands)              $421,814        $422,520       $478,194      $432,171        $323,631          $54,907
Ratio of expenses to
  average net assets
  before waivers and
  reimbursements             2.00%           1.97%          1.93%         1.92%(5)        1.99%            2.18%(5)
Ratio of expenses to
  average net assets
  after waivers and
  reimbursements             2.00%           1.97%          1.93%         1.92%(5)        1.99%            2.10%(5)
Ratio of net
  investment income
  (loss) to average
  net assets                 0.84%           0.95%          1.28%         1.05%(5)        0.99%            1.06%(5)
Portfolio turnover
  rate(3)                      46%             44%            37%           38%             35%              40%

(1) Class C shares were first offered on July 31, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) The fund's fiscal year end changed to October 31st.
(7) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(8) Per share amounts have been calculated using average shares outstanding method.

 52                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DISCIPLINED EQUITY FUND -- CLASS A


                                             YEAR ENDED:                 PERIOD ENDED:                 PERIOD ENDED:
                               ---------------------------------------     1/1/2000-     YEAR ENDED:    4/30/1998-
                               10/31/2003   10/31/2002(7)   10/31/2001   10/31/2000(6)   12/31/1999    12/31/1998(1)
CLASS A -- PERIOD ENDED:       ----------   -------------   ----------   -------------   -----------   -------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period                           $8.43        $10.36         $13.63        $13.72         $11.45         $10.00
Income from Investment
  Operations:
  Net investment income
    (loss)                          0.02          0.00           0.00         (0.02)          0.01           0.02
  Net realized and unrealized
    gain (loss) on
    investments                     1.63         (1.93)         (2.75)         0.04           2.36           1.45
                                --------      --------       --------      --------        -------        -------
Total from investment
  operations                        1.65         (1.93)         (2.75)         0.02           2.37           1.47
Less distributions:
  Dividends from net
    investment income               0.00          0.00           0.00          0.00           0.00           0.00
  Distributions from capital
    gains                           0.00          0.00          (0.52)        (0.11)         (0.10)          0.00
  Return of capital                 0.00          0.00           0.00          0.00           0.00          (0.02)
                                --------      --------       --------      --------        -------        -------
Total distributions                 0.00          0.00          (0.52)        (0.11)         (0.10)         (0.02)
                                --------      --------       --------      --------        -------        -------
Net asset value, end of
  period                          $10.08         $8.43         $10.36        $13.63         $13.72         $11.45
                                ========      ========       ========      ========        =======        =======
TOTAL RETURN(2)                   19.57%       (18.63%)       (20.90%)        0.15%(4)      20.80%         14.78%(4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                    $243,842      $230,545       $239,698      $197,176        $74,764        $11,120
Ratio of expenses to average
  net assets before waivers
  and reimbursements               1.56%         1.57%          1.43%         1.43%(5)       1.49%          1.63%(5)
Ratio of expenses to average
  net assets after waivers
  and reimbursements               1.45%         1.45%          1.38%         1.38%(5)       1.44%          1.45%(5)
Ratio of net investment
  income (loss) to average
  net assets                       0.24%        (0.03%)        (0.07%)       (0.17%)(5)      0.01%          0.23%(5)
Portfolio turnover rate(3)           76%           89%            80%           63%            53%            35%

(1) The fund was declared effective by the Securities and Exchange Commission on April 30, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) The fund's fiscal year end changed to October 31st.
(7) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     53

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DISCIPLINED EQUITY FUND -- CLASS B


                                             YEAR ENDED:                 PERIOD ENDED:                 PERIOD ENDED:
                               ---------------------------------------     1/1/2000-     YEAR ENDED:    4/30/1998-
                               10/31/2003   10/31/2002(7)   10/31/2001   10/31/2000(6)   12/31/1999    12/31/1998(1)
CLASS B -- PERIOD ENDED:       ----------   -------------   ----------   -------------   -----------   -------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period                          $8.17         $10.10        $13.40         $13.58         $11.41         $10.00
Income from Investment
  Operations:
  Net investment income
    (loss)                        (0.04)         (0.11)        (0.05)         (0.06)         (0.02)         (0.01)
  Net realized and unrealized
    gain (loss) on
    investments                    1.57          (1.82)        (2.73)         (0.01)          2.29           1.43
                                -------        -------       -------        -------        -------       --------
Total from investment
  operations                       1.53          (1.93)        (2.78)         (0.07)          2.27           1.42
Less distributions:
  Dividends from net
    investment income              0.00           0.00          0.00           0.00           0.00           0.00
  Distributions from capital
    gains                          0.00           0.00         (0.52)         (0.11)         (0.10)          0.00
  Return of capital                0.00           0.00          0.00           0.00           0.00          (0.01)
                                -------        -------       -------        -------        -------       --------
Total distributions                0.00           0.00         (0.52)         (0.11)         (0.10)         (0.01)
                                -------        -------       -------        -------        -------       --------
Net asset value, end of
  period                          $9.70          $8.17        $10.10         $13.40         $13.58         $11.41
                                =======        =======       =======        =======        =======       ========
TOTAL RETURN(2)                  18.73%        (19.11%)      (21.51%)        (0.51%)(4)     20.00%         14.21%(4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                    $47,888        $43,431       $43,210        $41,126        $20,375         $3,538
Ratio of expenses to average
  net assets before waivers
  and reimbursements              2.30%          2.26%         2.11%          2.11%(5)       2.13%          2.32%(5)
Ratio of expenses to average
  net assets after waivers
  and reimbursements              2.15%          2.15%         2.11%          2.11%(5)       2.13%          2.15%(5)
Ratio of net investment
  income (loss) to average
  net assets                     (0.46%)        (1.03%)       (0.80%)        (0.90%)(5)     (0.68%)        (0.47%)(5)
Portfolio turnover rate(3)          76%            89%           80%            63%            53%            35%

(1) The fund was declared effective by the Securities and Exchange Commission on April 30, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) The fund's fiscal year end changed to October 31st.
(7) Per share amounts have been calculated using average shares outstanding method.

 54                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DISCIPLINED EQUITY FUND -- CLASS C


                                             YEAR ENDED:                 PERIOD ENDED:                    PERIOD ENDED:
                               ---------------------------------------     1/1/2000-      YEAR ENDED:       7/31/1998-
                               10/31/2003   10/31/2002(8)   10/31/2001   10/31/2000(6)   12/31/1999(7)   12/31/1998(1)(7)
CLASS C -- PERIOD ENDED:       ----------   -------------   ----------   -------------   -------------   ----------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period                          $8.18         $10.11        $13.41         $13.58          $11.41           $10.14
Income from Investment
  Operations:
  Net investment income
    (loss)                        (0.04)         (0.06)        (0.06)         (0.06)          (0.03)            0.01
  Net realized and unrealized
    gain (loss) on
    investments                    1.57          (1.87)        (2.72)          0.00            2.30             1.29
                                -------        -------       -------        -------         -------           ------
Total from investment
  operations                       1.53          (1.93)        (2.78)         (0.06)           2.27             1.30
Less distributions:
  Dividends from net
    investment income              0.00           0.00          0.00           0.00            0.00             0.00
  Distributions from capital
    gains                          0.00           0.00         (0.52)         (0.11)          (0.10)            0.00
  Return of capital                0.00           0.00          0.00           0.00            0.00            (0.03)
                                -------        -------       -------        -------         -------           ------
Total distributions                0.00           0.00         (0.52)         (0.11)          (0.10)           (0.03)
                                -------        -------       -------        -------         -------           ------
Net asset value, end of
  period                          $9.71          $8.18        $10.11         $13.41          $13.58           $11.41
                                =======        =======       =======        =======         =======           ======
TOTAL RETURN(2)                  18.70%        (19.09%)      (21.50%)        (0.44%)(4)      19.98%           12.80%(4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                    $46,162        $44,054       $60,409        $63,650         $29,265           $3,726
Ratio of expenses to average
  net assets before waivers
  and reimbursements              2.17%          2.13%         2.09%          2.09%(5)        2.16%            2.38%(5)
Ratio of expenses to average
  net assets after waivers
  and reimbursements              2.15%          2.13%         2.09%          2.09%(5)        2.15%            2.15%(5)
Ratio of net investment
  income (loss) to average
  net assets                     (0.46%)        (0.80%)       (0.78%)        (0.88%)(5)      (0.69%)          (0.53%)(5)
Portfolio turnover rate(3)          76%            89%           80%            63%             53%              35%

(1) Class C shares were first offered on July 31, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) The fund's fiscal year end changed to October 31st.
(7) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(8) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     55

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DIVIDEND AND GROWTH FUND -- CLASS A


                                                     YEAR ENDED:                 PERIOD ENDED:         YEAR ENDED:
                                       ---------------------------------------     1/1/2000-     -----------------------
                                       10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999   12/31/1998
CLASS A -- PERIOD ENDED:               ----------   -------------   ----------   -------------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period      $13.58        $15.53         $17.78        $16.85         $16.62       $14.72
Income from Investment Operations:
  Net investment income (loss)              0.12          0.12           0.18          0.15           0.15         0.15
  Net realized and unrealized gain
    (loss) on investments                   2.37         (1.71)         (1.49)         0.98           0.60         1.97
                                       ----------     --------       --------      --------       --------     --------
Total from investment operations            2.49         (1.59)         (1.31)         1.13           0.75         2.12
Less distributions:
  Dividends from net investment
    income                                 (0.13)(7)      (0.12)        (0.17)        (0.12)         (0.17)       (0.15)
  Distributions from capital gains          0.00         (0.24)         (0.77)        (0.08)         (0.35)       (0.07)
  Return of capital                         0.00          0.00           0.00          0.00           0.00         0.00
                                       ----------     --------       --------      --------       --------     --------
Total distributions                        (0.13)        (0.36)         (0.94)        (0.20)         (0.52)       (0.22)
                                       ----------     --------       --------      --------       --------     --------
Net asset value, end of period            $15.94        $13.58         $15.53        $17.78         $16.85       $16.62
                                       ==========     ========       ========      ========       ========     ========
TOTAL RETURN(1)                           18.42%       (10.64%)        (7.67%)        6.77%(2)       4.57%       14.47%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                           $1,296,982     $808,633       $521,543      $294,903       $242,054     $182,495
Ratio of expenses to average net
  assets before waivers and
  reimbursements                           1.41%         1.46%          1.36%         1.36%(3)       1.38%        1.43%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                           1.40%         1.40%          1.31%         1.31%(3)       1.33%        1.38%
Ratio of net investment income (loss)
  to average net assets                    0.88%         0.78%          1.06%         0.99%(3)       0.94%        1.08%
Portfolio turnover rate(4)                   31%           33%            55%           56%            50%          46%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) This includes a tax return of capital of less than $0.01.

 56                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DIVIDEND AND GROWTH FUND -- CLASS B


                                                     YEAR ENDED:                 PERIOD ENDED:         YEAR ENDED:
                                       ---------------------------------------     1/1/2000-     -----------------------
                                       10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999   12/31/1998
CLASS B -- PERIOD ENDED:               ----------   -------------   ----------   -------------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period      $13.43        $15.37         $17.60        $16.69         $16.47       $14.61
Income from Investment Operations:
  Net investment income (loss)              0.03          0.02           0.07          0.04           0.04         0.06
  Net realized and unrealized gain
    (loss) on investments                   2.32         (1.70)         (1.48)         0.98           0.58         1.92
                                        --------      --------       --------      --------       --------     --------
Total from investment operations            2.35         (1.68)         (1.41)         1.02           0.62         1.98
Less distributions:
  Dividends from net investment
    income                                 (0.03)(7)      (0.02)        (0.05)        (0.04)         (0.05)       (0.05)
  Distributions from capital gains          0.00         (0.24)         (0.77)        (0.08)         (0.35)       (0.07)
  Return of capital                         0.00          0.00           0.00          0.00           0.00         0.00
                                        --------      --------       --------      --------       --------     --------
Total distributions                        (0.03)        (0.26)         (0.82)        (0.11)         (0.40)       (0.12)
                                        --------      --------       --------      --------       --------     --------
Net asset value, end of period            $15.75        $13.43         $15.37        $17.60         $16.69       $16.47
                                        ========      ========       ========      ========       ========     ========
TOTAL RETURN(1)                           17.52%       (11.15%)        (8.34%)        6.17%(2)       3.82%       13.62%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                            $257,856      $185,731       $150,592      $118,936       $121,977     $108,344
Ratio of expenses to average net
  assets before waivers and
  reimbursements                           2.14%         2.13%          2.03%         2.03%(3)       2.02%        2.10%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                           2.13%         2.10%          2.03%         2.03%(3)       2.02%        2.10%
Ratio of net investment income (loss)
  to average net assets                    0.16%         0.08%          0.34%         0.27%(3)       0.25%        0.39%
Portfolio turnover rate(4)                   31%           33%            55%           56%            50%          46%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) This includes a tax return of capital of less than $0.01.

THE HARTFORD MUTUAL FUNDS                                                     57

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DIVIDEND AND GROWTH FUND -- CLASS C


                                           YEAR ENDED:                 PERIOD ENDED:                   PERIOD ENDED:
                             ---------------------------------------     1/1/2000-      YEAR ENDED:     7/31/1998-
                             10/31/2003   10/31/2002(8)   10/31/2001   10/31/2000(6)   12/31/1999(7)   12/31/1998(1)
CLASS C -- PERIOD ENDED:     ----------   -------------   ----------   -------------   -------------   -------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning
  of period                     $13.40        $15.33         $17.57        $16.67          $16.48         $15.94
Income from Investment
  Operations:
  Net investment income
    (loss)                        0.04          0.03           0.08          0.07            0.04           0.05
  Net realized and
    unrealized gain (loss)
    on investments                2.32         (1.69)         (1.48)         0.95            0.58           0.70
                              --------      --------       --------       -------         -------         ------
Total from investment
  operations                      2.36         (1.66)         (1.40)         1.02            0.62           0.75
Less distributions:
  Dividends from net
    investment income            (0.04)(9)      (0.03)        (0.07)        (0.04)          (0.08)         (0.10)
  Distributions from
    capital gains                 0.00         (0.24)         (0.77)        (0.08)          (0.35)         (0.11)
  Return of capital               0.00          0.00           0.00          0.00            0.00           0.00
                              --------      --------       --------       -------         -------         ------
Total distributions              (0.04)        (0.27)         (0.84)        (0.12)          (0.43)         (0.21)
                              --------      --------       --------       -------         -------         ------
Net asset value, end of
  period                        $15.72        $13.40         $15.33        $17.57          $16.67         $16.48
                              ========      ========       ========       =======         =======         ======
TOTAL RETURN(2)                 17.67%       (11.08%)        (8.33%)        6.17%(4)        3.76%          4.82%(4)
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in thousands)              $230,348      $164,260       $117,108       $63,503         $42,869         $9,682
Ratio of expenses to
  average net assets before
  waivers and
  reimbursements                 2.02%         2.02%          2.03%         2.03%(5)        2.07%          2.20%(5)
Ratio of expenses to
  average net assets after
  waivers and
  reimbursements                 2.02%         2.02%          2.03%         2.03%(5)        2.07%          2.10%(5)
Ratio of net investment
  income (loss) to average
  net assets                     0.27%         0.15%          0.35%         0.27%(5)        0.21%          0.23%(5)
Portfolio turnover rate(3)         31%           33%            55%           56%             50%            46%

(1) Class C shares were first offered on July 31, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) The fund's fiscal year end changed to October 31st.
(7) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(8) Per share amounts have been calculated using average shares outstanding method.
(9) This includes a tax return of capital of less than $0.01.

 58                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD EQUITY INCOME FUND -- CLASS A


                                                                  PERIOD:
                                                                8/28/2003-
                                                               10/31/2003(5)
CLASS A -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $10.00
Income from Investment Operations:
  Net investment income (loss)                                       0.02
  Net realized and unrealized gain (loss) on investments             0.35
                                                                  -------
Total from investment operations                                     0.37
Less distributions:
  Dividends from net investment income                               0.00
  Distributions from capital gains                                   0.00
  Return of capital                                                  0.00
                                                                  -------
Total distributions                                                  0.00
                                                                  -------
Net asset value, end of period                                     $10.37
                                                                  =======
TOTAL RETURN(3)                                                     3.70%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $26,649
Ratio of expenses to average net assets before waivers and
  reimbursements                                                    1.53%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                    0.73%(2)
Ratio of net investment income (loss) to average net assets         1.81%(2)
Portfolio turnover rate(4)                                             1%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 8/28/2003.

THE HARTFORD MUTUAL FUNDS                                                     59

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD EQUITY INCOME FUND -- CLASS B


                                                                  PERIOD:
                                                                8/28/2003-
                                                               10/31/2003(5)
CLASS B -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                      0.01
  Net realized and unrealized gain (loss) on investments            0.35
                                                                  ------
Total from investment operations                                    0.36
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                  ------
Total distributions                                                 0.00
                                                                  ------
Net asset value, end of period                                    $10.36
                                                                  ======
TOTAL RETURN(3)                                                    3.60%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $2,421
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   2.27%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.47%(2)
Ratio of net investment income (loss) to average net assets        1.10%(2)
Portfolio turnover rate(4)                                            1%

(1) Not Annualized
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 8/28/2003.

 60                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD EQUITY INCOME FUND -- CLASS C


                                                                  PERIOD:
                                                                8/28/2003-
                                                               10/31/2003(5)
CLASS C -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                      0.01
  Net realized and unrealized gain (loss) on investments            0.35
                                                                  ------
Total from investment operations                                    0.36
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                  ------
Total distributions                                                 0.00
                                                                  ------
Net asset value, end of period                                    $10.36
                                                                  ======
TOTAL RETURN(3)                                                    3.60%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $7,639
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   2.15%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.35%(2)
Ratio of net investment income (loss) to average net assets        1.23%(2)
Portfolio turnover rate(4)                                            1%

(1) Not Annualized
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 8/28/2003.

THE HARTFORD MUTUAL FUNDS                                                     61

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD FOCUS FUND -- CLASS A


                                                                     YEAR ENDED:           PERIOD ENDED:
                                                              --------------------------    5/24/2001-
                                                              10/31/2003   10/31/2002(6)   10/31/2001(1)
CLASS A -- PERIOD ENDED:                                      ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $7.32          $8.82          $10.00
Income from investment operations:
  Net investment income (loss)                                   (0.02)         (0.05)          (0.01)
  Net realized and unrealized gain (loss) on investments          1.64          (1.45)          (1.17)
                                                               -------        -------         -------
Total from investment operations                                  1.62          (1.50)          (1.18)
Less distributions:
  Dividends from net investment income                            0.00           0.00            0.00
  Distributions from capital gains                                0.00           0.00            0.00
  Return of capital                                               0.00           0.00            0.00
                                                               -------        -------         -------
Total distributions                                               0.00           0.00            0.00
                                                               -------        -------         -------
Net asset value, end of period                                   $8.94          $7.32           $8.82
                                                               =======        =======         =======
TOTAL RETURN(2)                                                 22.13%        (17.01%)        (11.80%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $70,002        $66,432         $66,970
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.76%          1.76%           1.68% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%          1.65%           1.63% (4)
Ratio of net investment income (loss) to average net assets     (0.29%)        (0.53%)         (0.18%)(4)
Portfolio turnover rate(3)                                        138%           215%            109%

(1) The fund became effective and open for investment on 5/24/2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

 62                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD FOCUS FUND -- CLASS B


                                                                     YEAR ENDED:           PERIOD ENDED:
                                                              --------------------------    5/24/2001-
                                                              10/31/2003   10/31/2002(6)   10/31/2001(1)
CLASS B -- PERIOD ENDED:                                      ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $7.25         $8.79          $10.00
Income from investment operations:
  Net investment income (loss)                                    (0.08)        (0.12)          (0.03)
  Net realized and unrealized gain (loss) on investments           1.62         (1.42)          (1.18)
                                                               --------      --------        --------
Total from investment operations                                   1.54         (1.54)          (1.21)
Less distributions:
  Dividends from net investment income                             0.00          0.00            0.00
  Distributions from capital gains                                 0.00          0.00            0.00
  Return of capital                                                0.00          0.00            0.00
                                                               --------      --------        --------
Total distributions                                                0.00          0.00            0.00
                                                               --------      --------        --------
Net asset value, end of period                                    $8.79         $7.25           $8.79
                                                               ========      ========        ========
TOTAL RETURN(2)                                                  21.24%       (17.52%)        (12.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $21,058       $18,862         $18,524
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.49%         2.43%           2.35% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  2.35%         2.35%           2.35% (4)
Ratio of net investment income (loss) to average net assets      (1.00%)       (1.23%)         (0.89%)(4)
Portfolio turnover rate(3)                                         138%          215%            109%

(1) The fund became effective and open for investment on 5/24/2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     63

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD FOCUS FUND -- CLASS C


                                                                     YEAR ENDED:           PERIOD ENDED:
                                                              --------------------------    5/24/2001-
                                                              10/31/2003   10/31/2002(6)   10/31/2001(1)
CLASS C -- PERIOD ENDED:                                      ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $7.24          $8.79          $10.00
Income from investment operations:
  Net investment income (loss)                                   (0.08)         (0.12)          (0.04)
  Net realized and unrealized gain (loss) on investments          1.62          (1.43)          (1.17)
                                                               -------       --------        --------
Total from investment operations                                  1.54          (1.55)          (1.21)
Less distributions:
  Dividends from net investment income                            0.00           0.00            0.00
  Distributions from capital gains                                0.00           0.00            0.00
  Return of capital                                               0.00           0.00            0.00
                                                               -------       --------        --------
Total distributions                                               0.00           0.00            0.00
                                                               -------       --------        --------
Net asset value, end of period                                   $8.78          $7.24           $8.79
                                                               =======       ========        ========
TOTAL RETURN(2)                                                 21.27%        (17.63%)        (12.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $27,158        $25,847         $24,142
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.36%          2.34%           2.35% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.35%          2.34%           2.35% (4)
Ratio of net investment income (loss) to average net assets     (0.99%)        (1.22%)         (0.89%)(4)
Portfolio turnover rate(3)                                        138%           215%            109%

(1) The fund became effective and open for investment on 5/24/2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

 64                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH FUND -- CLASS A


                                                                             PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $11.90       $14.57
Income from Investment Operations:
  Net investment income (loss)                                    (0.03)       (0.02)
  Net realized and unrealized gain (loss) on investments           3.32        (2.65)
                                                                -------      -------
Total from investment operations                                   3.29        (2.67)
Less distributions:
  Dividends from net investment income                             0.00         0.00
  Distributions from capital gains                                 0.00         0.00
  Return of capital                                                0.00         0.00
                                                                -------      -------
Total distributions                                                0.00         0.00
                                                                -------      -------
Net asset value, end of period                                   $15.19       $11.90
                                                                =======      =======
TOTAL RETURN(3)                                                  27.65%      (18.33%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $72,186       $5,970
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.52%        1.65% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.45%        1.45% (2)
Ratio of net investment income (loss) to average net assets      (0.65%)      (0.44%)(2)
Portfolio turnover rate(4)                                         129%         107%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

THE HARTFORD MUTUAL FUNDS                                                     65

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH FUND -- CLASS B


                                                                             PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      -----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.80       $13.28
Income from Investment Operations:
  Net investment income (loss)                                    (0.07)       (0.04)
  Net realized and unrealized gain (loss) on investments           2.97        (2.44)
                                                                -------      -------
Total from investment operations                                   2.90        (2.48)
Less distributions:
  Dividends from net investment income
  Distributions from capital gains                                 0.00         0.00
  Return of capital                                                0.00         0.00
                                                                -------      -------
Total distributions                                                0.00         0.00
                                                                -------      -------
Net asset value, end of period                                    13.70        10.80
                                                                =======      =======
TOTAL RETURN(3)                                                  26.85%      (18.67%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $11,552       $1,698
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.26%        2.32% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  2.12%        2.15% (2)
Ratio of net investment income (loss) to average net assets      (1.35%)      (1.10%)(2)
Portfolio turnover rate(4)                                         129%         107%

(1) Not Annualized
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 66                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH FUND -- CLASS C


                                                                              PERIOD:
                                                              YEAR ENDED:   2/19/2002-
                                                              10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      -----------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.80        $13.28
Income from Investment Operations:
  Net investment income (loss)                                    (0.07)        (0.04)
  Net realized and unrealized gain (loss) on investments           2.97         (2.44)
                                                                -------       -------
Total from investment operations                                   2.90         (2.48)
Less distributions:
  Dividends from net investment income
  Distributions from capital gains                                 0.00          0.00
  Return of capital                                                0.00          0.00
Total distributions                                                0.00          0.00
                                                                -------       -------
Net asset value, end of period                                    13.70         10.80
                                                                =======       =======
TOTAL RETURN(3)                                                  26.85%       (18.68%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $11,896        $1,480
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.15%         2.18% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  2.15%         2.15% (2)
Ratio of net investment income (loss) to average net assets      (1.36%)       (1.13%)(2)
Portfolio turnover rate(4)                                         129%          107%

(1) Not Annualized
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

THE HARTFORD MUTUAL FUNDS                                                     67

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD STOCK FUND -- CLASS A


                                                YEAR ENDED:                 PERIOD ENDED:         YEAR ENDED:
                                  ---------------------------------------     1/1/2000-     -----------------------
                                  10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999   12/31/1998
CLASS A -- PERIOD ENDED:          ----------   -------------   ----------   -------------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                             $13.73        $16.89         $23.40         $23.64        $19.70       $15.16
Income from Investment
  Operations:
  Net investment income (loss)         0.04          0.00           0.02          (0.03)         0.00        (0.01)
  Net realized and unrealized
    gain (loss) on investments         2.44         (3.16)         (5.45)          0.00          4.36         4.75
Total from investment operations       2.48         (3.16)         (5.43)         (0.03)         4.36         4.74
Less distributions:
  Dividends from net investment
    income                             0.00          0.00           0.00           0.00          0.00         0.00
  Distributions from capital
    gains                              0.00          0.00          (1.08)         (0.21)        (0.42)       (0.19)
  Return of capital                    0.00          0.00           0.00           0.00          0.00        (0.01)
                                   --------      --------      ----------    ----------      --------     --------
Total distributions                    0.00          0.00          (1.08)         (0.21)        (0.42)       (0.20)
                                   --------      --------      ----------    ----------      --------     --------
Net asset value, end of period       $16.21        $13.73         $16.89         $23.40        $23.64       $19.70
                                   ========      ========      ==========    ==========      ========     ========
TOTAL RETURN(1)                      18.06%       (18.71%)       (24.28%)        (0.14%)(2)    22.31%       31.33%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                       $976,663      $880,371      $1,031,549    $1,067,970      $752,763     $268,226
Ratio of expenses to average net
  assets before waivers and
  reimbursements                      1.47%         1.47%          1.33%          1.32% (3)     1.38%        1.49%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                      1.45%         1.42%          1.28%          1.27% (3)     1.33%        1.44%
Ratio of net investment income
  (loss) to average net assets        0.26%        (0.01%)         0.05%         (0.19%)(3)    (0.06%)      (0.07%)
Portfolio turnover rate(4)              37%           48%            38%            38%           34%          37%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

 68                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD STOCK FUND -- CLASS B


                                                YEAR ENDED:                 PERIOD ENDED:         YEAR ENDED:
                                  ---------------------------------------     1/1/2000-     -----------------------
                                  10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999   12/31/1998
CLASS B -- PERIOD ENDED:          ----------   -------------   ----------   -------------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                             $13.10        $16.24         $22.69        $23.06         $19.36       $15.01
Income from Investment
  Operations:
  Net investment income (loss)        (0.07)        (0.12)         (0.09)        (0.12)         (0.07)       (0.05)
  Net realized and unrealized
    gain (loss) on investments         2.32         (3.02)         (5.28)        (0.04)          4.19         4.60
Total from investment operations       2.25         (3.14)         (5.37)        (0.16)          4.12         4.55
Less distributions:
  Dividends from net investment
    income                             0.00          0.00           0.00          0.00           0.00         0.00
  Distributions from capital
    gains                              0.00          0.00          (1.08)        (0.21)         (0.42)       (0.19)
  Return of capital                    0.00          0.00           0.00          0.00           0.00        (0.01)
                                   --------      --------       --------      --------       --------     --------
Total distributions                    0.00          0.00          (1.08)        (0.21)         (0.42)       (0.20)
                                   --------      --------       --------      --------       --------     --------
Net asset value, end of period       $15.35        $13.10         $16.24        $22.69         $23.06       $19.36
                                   ========      ========       ========      ========       ========     ========
TOTAL RETURN(1)                      17.18%       (19.34%)       (24.80%)       (0.71%)(2)     21.46%       30.38%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                       $376,437      $351,382       $470,035      $578,402       $462,318     $185,205
Ratio of expenses to average net
  assets before waivers and
  reimbursements                      2.20%         2.15%          2.00%         1.99% (3)      2.03%        2.16%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                      2.18%         2.15%          2.00%         1.99% (3)      2.03%        2.15%
Ratio of net investment income
  (loss) to average net assets       (0.47%)       (0.74%)        (0.67%)       (0.90%)(3)     (0.75%)      (0.77%)
Portfolio turnover rate(4)              37%           48%            38%           38%            34%          37%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     69

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD STOCK FUND -- CLASS C


                                        YEAR ENDED:
                          ---------------------------------------   PERIOD ENDED:                    PERIOD ENDED:
                                                                      1/1/2000-      YEAR ENDED:       7/31/1998-
                          10/31/2003   10/31/2002(8)   10/31/2001   10/31/2000(6)   12/31/1999(7)   12/31/1998(1)(7)
CLASS C -- PERIOD ENDED:  ----------   -------------   ----------   -------------   -------------   ----------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning of period        $13.13        $16.23         $22.68        $23.05          $19.36           $18.53
Income from Investment
  Operations:
  Net investment income
    (loss)                    (0.05)        (0.08)         (0.08)        (0.11)          (0.08)           (0.02)
  Net realized and
    unrealized gain
    (loss) on
    investments                2.33         (3.02)         (5.29)        (0.05)           4.19             1.22
Total from investment
  operations                   2.28         (3.10)         (5.37)        (0.16)           4.11             1.20
Less distributions:
  Dividends from net
    investment income          0.00          0.00           0.00          0.00            0.00             0.00
  Distributions from
    capital gains              0.00          0.00          (1.08)        (0.21)          (0.42)           (0.35)
  Return of capital            0.00          0.00           0.00          0.00            0.00            (0.02)
                           --------      --------       --------      --------        --------          -------
Total distributions            0.00          0.00          (1.08)        (0.21)          (0.42)           (0.37)
                           --------      --------       --------      --------        --------          -------
Net asset value, end of
  period                     $15.41        $13.13         $16.23        $22.68          $23.05           $19.36
                           ========      ========       ========      ========        ========          =======
TOTAL RETURN(2)              17.36%       (19.10%)       (24.81%)       (0.71%)(4)      21.40%            6.60% (4)
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of
  period (in thousands)    $311,874      $313,173       $430,238      $492,996        $305,566          $36,039
Ratio of expenses to
  average net assets
  before waivers and
  reimbursements              2.07%         2.03%          1.99%         1.98% (5)       2.07%            2.24% (5)
Ratio of expenses to
  average net assets
  after waivers and
  reimbursements              2.07%         2.03%          1.99%         1.98% (5)       2.07%            2.15% (5)
Ratio of net investment
  income (loss) to
  average net assets         (0.36%)       (0.62%)        (0.66%)       (0.90%)(5)      (0.78%)          (0.76%)(5)
Portfolio turnover
  rate(3)                       37%           48%            38%           38%             34%              37%

(1) Class C shares were first offered on July 31, 1998.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) The fund's fiscal year end changed to October 31st.
(7) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(8) Per share amounts have been calculated using average shares outstanding method.

 70                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE FUND -- CLASS A


                                                                       YEAR ENDED:            PERIOD ENDED:
                                                              -----------------------------    4/30/2001-
                                                              10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS A -- PERIOD ENDED:                                      -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $7.59           $9.02          $10.00
Income from investment operations:
  Net investment income (loss)                                      0.08            0.05            0.01
  Net realized and unrealized gain (loss) on investments            1.31           (1.43)          (0.99)
                                                                 -------        --------         -------
Total from investment operations                                    1.39           (1.38)          (0.98)
Less distributions:
  Dividends from net investment income                             (0.06)           0.00            0.00
  Distributions from capital gains                                  0.00           (0.05)           0.00
  Return of capital                                                 0.00            0.00            0.00
                                                                 -------        --------         -------
Total distributions                                                (0.06)          (0.05)           0.00
                                                                 -------        --------         -------
Net asset value, end of period                                     $8.92           $7.59           $9.02
                                                                 =======        ========         =======
TOTAL RETURN(2)                                                   18.43%         (15.42%)         (9.80%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $42,101         $30,010         $13,728
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.57%           1.63%           1.66% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.45%           1.45%           1.45% (4)
Ratio of net investment income (loss) to average net assets        1.02%           0.69%           0.53% (4)
Portfolio turnover rate(3)                                           35%             35%             12%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     71

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE FUND -- CLASS B


                                                                       YEAR ENDED:            PERIOD ENDED:
                                                              -----------------------------    4/30/2001-
                                                              10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS B -- PERIOD ENDED:                                      -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $7.51            $8.99          $10.00
Income from investment operations:
  Net investment income (loss)                                     0.03            (0.02)           0.00
  Net realized and unrealized gain (loss) on investments           1.29            (1.41)          (1.01)
                                                                 ------          -------         -------
Total from investment operations                                   1.32            (1.43)          (1.01)
Less distributions:
  Dividends from net investment income                             0.00             0.00            0.00
  Distributions from capital gains                                 0.00            (0.05)           0.00
  Return of capital                                                0.00             0.00            0.00
                                                                 ------          -------         -------
Total distributions                                                0.00            (0.05)           0.00
                                                                 ------          -------         -------
Net asset value, end of period                                    $8.83            $7.51           $8.99
                                                                 ======          =======         =======
TOTAL RETURN(2)                                                  17.58%          (16.03%)        (10.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $7,305           $5,222          $2,029
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.30%            2.31%           2.36% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  2.15%            2.15%           2.15% (4)
Ratio of net investment income (loss) to average net assets       0.32%           (0.02%)         (0.17%)(4)
Portfolio turnover rate(3)                                          35%              35%             12%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

 72                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE FUND -- CLASS C


                                                                       YEAR ENDED:            PERIOD ENDED:
                                                              -----------------------------    4/30/2001-
                                                              10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS C -- PERIOD ENDED:                                      -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $7.51           $8.99          $10.00
Income from investment operations:
  Net investment income (loss)                                      0.03           (0.02)           0.00
  Net realized and unrealized gain (loss) on investments            1.29           (1.41)          (1.01)
                                                                 -------         -------         -------
Total from investment operations                                    1.32           (1.43)          (1.01)
Less distributions:
  Dividends from net investment income                              0.00            0.00            0.00
  Distributions from capital gains                                  0.00           (0.05)           0.00
  Return of capital                                                 0.00            0.00            0.00
                                                                 -------         -------         -------
Total distributions                                                 0.00           (0.05)           0.00
                                                                 -------         -------         -------
Net asset value, end of period                                     $8.83           $7.51           $8.99
                                                                 =======         =======         =======
TOTAL RETURN(2)                                                   17.58%         (16.03%)        (10.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $10,231          $9,110          $4,769
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   2.18%           2.21%           2.34% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   2.15%           2.15%           2.15% (4)
Ratio of net investment income (loss) to average net assets        0.32%          (0.04%)         (0.17%)(4)
Portfolio turnover rate(3)                                           35%             35%             12%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     73

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.
As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services; to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers; who help us serve YOU and service our business.


When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;" as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

 74                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                 (HEREIN CALLED "WE, OUR, AND US") (CONTINUED)

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.
We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.


PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

THE HARTFORD MUTUAL FUNDS                                                     75

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                 (HEREIN CALLED "WE, OUR, AND US") (CONTINUED)

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

 76                                                    THE HARTFORD MUTUAL FUNDS

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.
SEC FILE NUMBERS:
The Hartford Mutual Funds, Inc. 811-07589
The Hartford Mutual Funds II, Inc. 811-00558